485BPOS		File Nos. 333-90260
Allianz High Five		811-05618
		Class I.D. C000007181
	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549
	FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	24	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	540	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: to be added upon amendment
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A – PROSPECTUS
ALLIANZ HIGH FIVESM VARIABLE ANNUITY CONTRACT
Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America
This prospectus describes all material rights and obligations of purchasers under an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).
The Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a partial withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Guaranteed Minimum Death Benefit or Traditional GMDB).

We no longer accept additional Purchase Payments unless your Contract was issued in Connecticut, Florida, or New Jersey.

All guarantees under the Contract are the obligations of Allianz Life and are subject to our claims paying ability and financial strength.
Please read this prospectus before investing and keep it for future reference. The prospectus describes all material rights and obligations of purchasers under the Contract. It contains important information about the Contract and Allianz Life that you ought to know before investing. This prospectus was not offered in any state, country, or jurisdiction in which we were not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database. The prospectus and SAI are also available on our website at www.allianzlife.com.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: [To be added upon amendment]
This prospectus discusses four versions of the same Contract. We stopped offering all versions of the Contract on March 13, 2009. The Original Contract first became available on October 25, 2002. The Original Contract was replaced in most states by the May 2005 Contract. However, on June 22, 2007 we reduced the mortality and expense risk (M&E) charge on newly issued Original Contracts in states that allowed this change. The May 2005 Contract first became available on April 29, 2005. The primary difference between the May 2005 Contract and Original Contract is that the May 2005 Contract has a two-year waiting period on exercise of the Guaranteed Withdrawal Benefit. The May 2005 Contract was subsequently replaced by the February 2007 Contract, which first became available on February 22, 2007. The only difference between the May 2005 Contract and February 2007 Contract is the mortality and expense risk (M&E) charge. The body of this prospectus is written according to the features of the February 2007 Contract. For information on Original Contracts, see Appendix E.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

CURRENTLY AVAILABLE INVESTMENT OPTIONS	INVESTMENT OPTIONS CLOSED OCTOBER 16, 2017(1)

ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund
AZL MVP FusionSM Dynamic Balanced Fund
AZL MVP FusionSM Dynamic Moderate Fund
AZL® MVP Growth Index Strategy Fund
BLACKROCK
AZL® Government Money Market Fund
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® MSCI Emerging Markets Equity Index Fund
AZL® Russell 1000 Growth Index Fund
AZL® Russell 1000 Value Index Fund
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund
DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund
FIDELITY
AZL® Fidelity Institutional Asset Management® Total Bond Fund
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT StocksPLUS® Global Portfolio
PIMCO VIT Total Return Portfolio
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund

BLACKROCK
BlackRock Global Allocation V.I. Fund
DAVIS
Davis VA Financial Portfolio
FRANKLIN TEMPLETON
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
INVESCO
Invesco Oppenheimer V.I. Global Strategic Income Fund
PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio

(1)
Assets in closed Investment Options will remain in those Investment Options until we receive alternate instructions from you, or in the event that we elect to effect a substitution into alternate Investment Options. Closed Investment Options are treated differently in Contracts that include the Guaranteed Account Value (GAV) Benefit.

-	If your Contract does not include the GAV Benefit, we no longer allow assets to move into a closed Investment Option either by Purchase Payment or transfer.
-
If your Contract includes the GAV Benefit, closed Investment Options remain in your future Purchase Payment allocation instructions, continue to be subject to the automatic asset rebalancing of the GAV Transfers, and remain in an active AIP or DCA program unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Investment Options available under your contract may no longer be sent by mail, unless you specifically request paper copies of the reports from Allianz Life or from your Financial Professional. Instead, the reports would be made available on a website, and you would be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you would not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Allianz Life electronically by contacting our Service Center at the toll-free telephone number listed at the back of this prospectus or by signing up for electronic delivery on our website at www.allianzlife.com/paperless. You may elect to receive all future reports in paper free of charge. You can inform Allianz Life that you wish to continue receiving paper copies of your shareholder reports by contacting your Financial Professional, or contacting our Service Center at the toll-free telephone number listed at the back of this prospectus. Your election to receive reports in paper will apply to all Investment Options available under your contract.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

THE CONTRACT IS NO LONGER OFFERED FOR SALE.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

TABLE OF CONTENTS

GLOSSARY	5
FEE TABLES	8
OWNER TRANSACTION EXPENSES	8
OWNER PERIODIC EXPENSES	8
CONTRACT ANNUAL EXPENSES	9
ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS	9
EXAMPLES	9
1. THE VARIABLE ANNUITY CONTRACT	11
WHEN THE CONTRACT ENDS	11
STATE SPECIFIC CONTRACT RESTRICTIONS	11
2. OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS	12
OWNER	12
JOINT OWNERS	12
ANNUITANT	12
BENEFICIARY	13
PAYEE	14
ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS	14
3. PURCHASE PAYMENTS	14
PURCHASE PAYMENT REQUIREMENTS	14
ALLOCATION OF PURCHASE PAYMENTS	15
AUTOMATIC INVESTMENT PLAN (AIP)	15
DOLLAR COST AVERAGING (DCA) PROGRAM	15
4. VALUING YOUR CONTRACT	16
ACCUMULATION UNITS	16
COMPUTING CONTRACT VALUE	16
INVESTMENT OPTIONS	17
SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS	22
TRANSFERS BETWEEN INVESTMENT CHOICES	22
ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS	22
EXCESSIVE TRADING AND MARKET TIMING	22
FLEXIBLE REBALANCING PROGRAM	24
FINANCIAL ADVISER FEES	25
VOTING PRIVILEGES	25
6. OUR GENERAL ACCOUNT	25
FIXED PERIOD ACCOUNTS (FPAS)	26
MARKET VALUE ADJUSTMENT (MVA)	27
7. EXPENSES	29
MORTALITY AND EXPENSE RISK (M&E) CHARGE	29
CONTRACT MAINTENANCE CHARGE	30
WITHDRAWAL CHARGE	30
COMMUTATION FEE AND WITHDRAWAL CHARGE FOR LIQUIDATIONS DURING THE ANNUITY PHASE	32
TRANSFER FEE	33
PREMIUM TAX	33
INCOME TAX	33
INVESTMENT OPTION EXPENSES	33
8. ACCESS TO YOUR MONEY	33
PARTIAL WITHDRAWAL PRIVILEGE	34
SYSTEMATIC WITHDRAWAL PROGRAM	35
MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS	35
WAIVER OF WITHDRAWAL CHARGE BENEFIT	35
SUSPENSION OF PAYMENTS OR TRANSFERS	36
9. THE ANNUITY PHASE	36
ANNUITY PAYMENT OPTIONS	36
CALCULATING YOUR TRADITIONAL ANNUITY PAYMENTS	37
VARIABLE OR FIXED TRADITIONAL ANNUITY PAYMENTS	37
WHEN ANNUITY PAYMENTS BEGIN	38
PARTIAL ANNUITIZATION	38
10. DEATH BENEFIT	39
WHEN THE DEATH BENEFITS END	40
DEATH OF THE OWNER AND/OR ANNUITANT	40
DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE	40
11. LIVING GUARANTEES	41
11.A GUARANTEED ACCOUNT VALUE (GAV) BENEFIT	41
CALCULATING THE GAV	42
GAV TRANSFERS	44
THE GAV FIXED ACCOUNT MINIMUM	46
RESETTING THE GAV BENEFIT	46
TRUE UPS	47
WHEN THE GAV BENEFIT ENDS	47
11.B GUARANTEED WITHDRAWAL BENEFIT (GWB)	47
WHEN THE GWB ENDS	49
11.C GUARANTEED MINIMUM INCOME BENEFIT (GMIB)	49
CALCULATING THE GMIB VALUE	50
WHEN THE GMIB BENEFIT ENDS	51
12. TAXES	51
QUALIFIED AND NON-QUALIFIED CONTRACTS	51
TAXATION OF ANNUITY CONTRACTS	52
TAXATION OF GMIB PAYMENTS	52
TAX-FREE SECTION 1035 EXCHANGES	53
13. OTHER INFORMATION	53
ALLIANZ LIFE	53
THE SEPARATE ACCOUNT	53
DISTRIBUTION	53
ADDITIONAL CREDITS FOR CERTAIN GROUPS	54
ADMINISTRATION/ALLIANZ SERVICE CENTER	54
LEGAL PROCEEDINGS	55
FINANCIAL STATEMENTS	55
14. PRIVACY NOTICE	56
15. TABLE OF CONTENTS OF THE SAI	58
APPENDIX A – CONDENSED FINANCIAL INFORMATION	59
APPENDIX B – GMIB VALUE CALCULATION EXAMPLES	66
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

APPENDIX C – GAV CALCULATION EXAMPLE	67
APPENDIX D – DEATH BENEFIT CALCULATION EXAMPLES	69
APPENDIX E – THE ORIGINAL CONTRACT	71
FOR SERVICE OR MORE INFORMATION	73
OUR SERVICE CENTER	73

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
The following is a list of common abbreviations used in this prospectus.
FPA	=	Fixed Period Account	GWB	=	Guaranteed Withdrawal Benefit
GAV	=	Guaranteed Account Value	MAV	=	Maximum Anniversary Value
GMDB	=	Guaranteed Minimum Death Benefit	MVA	=	Market Value Adjustment
GMIB	=	Guaranteed Minimum Income Benefit
Account Period – the length of time for a Fixed Period Account. Account Periods range from one to ten years.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, you designate the Annuitant and can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Beneficiary – the person(s) or entity the Owner designates to receive any death benefit.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve -month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Choices. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, and M&E charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
February 2007 Contract – the Contract described in the body of this prospectus that first became available on February 22, 2007.
Financial Professional – the person who advises you regarding the Contract.
Fixed Account Value – the portion of your Contract Value that is in our general account during the Accumulation Phase.
FPAs (Fixed Period Accounts) – a type of Investment Choice under our general account that earns interest and is only available during the Accumulation Phase.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
GAV (Guaranteed Account Value) Benefit – a benefit under the Living Guarantees that provides a level of protection for the principal you have invested in the Contract as well as locking in investment gains from prior anniversaries.
GAV Fixed Account Minimum – if your Contract includes the Living Guarantees, this is the minimum amount of Contract Value that we determine must be allocated to an FPA to support the GAV Benefit.
GAV Transfers – if your Contract includes the Living Guarantees, these are the transfers we make between your selected Investment Options and the FPAs as a result of our monitoring your daily Contract Value in order to support the GAV Benefit.
GMDB (Guaranteed Minimum Death Benefit) – you were asked to select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values.
GMIB (Guaranteed Minimum Income Benefit) – a benefit under the Living Guarantees (in most states) that provides guaranteed minimum fixed income for life in the form of Annuity Payments (GMIB Payments).
GMIB Payment – fixed lifetime Annuity Payments based on the GMIB value we make under the GMIB.
GWB (Guaranteed Withdrawal Benefit) – a benefit under the Living Guarantees that provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.
Investment Choices – the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
Living Guarantees – a benefit package that includes the GAV Benefit, the GMIB and the GWB.
MAV (Maximum Anniversary Value) – a calculation used in determining the GMIB value and the guaranteed death benefit value under the Enhanced GMDB.
May 2005 Contract – this Contract first became available on April 29, 2005 and was replaced by the February 2007 Contract.
MVA (Market Value Adjustment) – a positive or negative adjustment to amounts withdrawn or transferred from an FPA unless they are made within 30 days of the end of an Account Period.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code.
Original Contract – this Contract first became available on October 25, 2002 and was replaced in most states by the May 2005 Contract.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).
Separate Account – Allianz Life Variable Account B is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Separate Account Value – the portion of your Contract Value that is in the subaccounts of the Separate Account during the Accumulation Phase.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.
True Up – an amount we may pay into your Contract under the GAV Benefit.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

FEE TABLES

These tables describe the fees and expenses you pay when owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7.
OWNER TRANSACTION EXPENSES
Amounts withdrawn or transferred from a Fixed Period Account may be subject to a Market Value Adjustment (MVA), which can be negative as discussed in section 6, Our General Account – Market Value Adjustment (MVA).
Withdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2),(3)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7 years or more	0%
Original Contracts - Commutation Fee(4) During the Annuity Phase for liquidations under Annity Option 2 and 4
(as a percentage of amount liquidated)
Number of Complete Years Since Income Date	Commutation Fee Amount
5	4%
6	3%
7	2%
8 years or more	1%
Original Contracts - Withdrawal Charge(4) During the Annuity Phase for liquidations under Annity Option 6
(as a percentage of amount liquidated)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7 years or more	0%
Transfer Fee(5)………………………………….......	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(6)……………………………………...	3.5%
(as a percentage of each Purchase Payment)
OWNER PERIODIC EXPENSES
Contract Maintenance Charge(7)………………...	$40
(per Contract per year)
(1)
The Contract provides a partial withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Partial Withdrawal Privilege.

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.
(3)	For Contracts issued in Alabama, Oregon, Pennsylvania, Utah, and Washington the withdrawal charge is 8%, 7.5%, 7%, 6%, 5%, 4%, 3%, and 0% for the time periods referenced.
(4)
In some states, the commutation fee or withdrawal charge for liquidations during the Annuity Phase is replaced with a charge equal to the difference of the present value of the remaining variable Traditional Annuity Payments in the guaranteed period at AIR and AIR plus 1%. For more information on liquidations, see Appendix E.

(5)
We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.

(6)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed in section 7, Expenses – Premium Tax.
(7)	Waived if the Contract Value is at least $75,000 as discussed in section 7, Expenses – Contract Maintenance Charge.
CONTRACT ANNUAL EXPENSES
	Mortality and Expense Risk (M&E) Charge(8) (as a percentage of each Investment Options’ net asset value)
	February 2007 Contracts and Original Contracts issued on or after June 22, 2007	Original Contracts issued before June 22, 2007 and May 2005 Contracts
Traditional GMDB	1.25%	1.40%
Enhanced GMDB	1.45%	1.60%
(8)
The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge for February 2007 Contracts and Original Contracts issued on or after June 22, 2007 is 1.25% of the net asset value in the Annuity Phase, or 1.40% for Original Contracts issued before June 22, 2007 and May 2005 Contracts. If you select fixed Annuity Payments or GMIB Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2019, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(9) (including management fees, distribution or 12b‑1 fees, and other expenses) before fee waivers and expense reimbursements	0.49%	2.27%
(9)
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55%. If these fees are deducted from Investment Option assets, they are reflected in the above table.

EXAMPLES
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you selected, and whether and when you take withdrawals.
We deduct the $40 contract maintenance charge in the examples at the end of the last Business Day before each Contract Anniversary during the Accumulation Phase. A Business Day is each day the New York Stock Exchange is open for trading and it ends when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. We may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).
All figures in the examples below reflect the most expensive combination of benefits, which is the Original Contracts issued before June 22, 2007 and May 2005 Contracts with the Enhanced GMDB (8% declining withdrawal charge, and a 1.60% M&E charge).
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

1)  If you surrender your Contract (take a full withdrawal) at the end of each time period.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
2.27% (maximum Investment Option operating expense)	$1,229	$2,001	$2,690	$4,496
0.49% (minimum Investment Option operating expense)	$1,052	$1,368	$1,644	$2,452
2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is two years after the Issue Date (the date we issue the Contract).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
2.27% (maximum Investment Option operating expense)	N/A	$1,301	$2,190	$4,496
0.49% (minimum Investment Option operating expense)	N/A	$775	$1,324	$2,821
3)  If you do not surrender your Contract.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
2.27% (maximum Investment Option operating expense)	$429	$1,301	$2,190	$4,496
0.49% (minimum Investment Option operating expense)	$252	$775	$1,324	$2,821
See Appendix A for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2019. See the SAI Appendix B for condensed financial information regarding the December 31, 2019 AUVs for other charges.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

1.	THE VARIABLE ANNUITY CONTRACT

The Contract is no longer offered for sale, but you may be able to make additional Purchase Payments if your Contract was issued in Connecticut, Florida, or New Jersey.

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Choices available through the Contract. The Investment Choices are the Investment Options and general account investment options (FPAs). The FPAs have Account Periods ranging from one to ten years. FPAs earn interest that we declare periodically. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Choices’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Choices you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge) and you can make additional Purchase Payments subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.
The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Choices until the complete distribution of the death benefit.

If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Traditional Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. Traditional Annuity Payments are available to all Contracts. For Contracts with a GMIB, you can request fixed Annuity Payments (GMIB Payments) based on the GMIB value beginning on the fifth Contract Anniversary as discussed in section 11.c, Guaranteed Minimum Income Benefit (GMIB). If you select fixed Traditional Annuity Payments or GMIB Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
WHEN THE CONTRACT ENDS
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.
STATE SPECIFIC CONTRACT RESTRICTIONS
Your Contract is subject to the law of the state in which it was issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. In addition, not all features and benefits are approved in all states. All material state and Issue Date variations in the Contract are disclosed in this prospectus. If you would like more information regarding state or Issue Date specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

this prospectus. Our “Service Center” is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.

2.	OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS

OWNER
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.
JOINT OWNERS
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.
Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Income Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see Appendix A to the SAI. Use care when designating Owner(s) and Annuitant(s), and consult your Financial Professional if you have questions.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

UPON THE DEATH OF A SOLE OWNER
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•    If this is an Inherited Individual Retirement Annuity (IRA) Contract the person you designate to receive the death benefit (the Beneficiary) can either:
-continue to receive required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive a Valid Claim, or
-receive a lump sum payment of the Contract Value as of the Business Day we receive a Valid Claim.
•    For all other Contracts, we pay a death benefit to the the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected the Living Guarantees the Guaranteed Account Value (GAV) Benefit continues until the Contract ends or is fully annuitized, and unless the Contract is continued by a survinvng spouse/Beneficiary the Guaranteed Withdrawal Benefit (GWB) ends and the Guaranteed Minimum Income Benefit (GMIB) is no longer available.
•    The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
-Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
-Under the Enhanced GMDB the guaranteed death benefit value is the greater of total Purchase Payments adjusted for withdrawals, or the Maximum Anniversary Value (MAV).
•    If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
-we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
-the surviving spouse becomes the new Owner, and
-the Accumulation Phase continues.

•    The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•    If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•    If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
-Annuity Option 1 or 3, payments end.
-Annuity Option 2 or 4, payments end when the guaranteed period ends, or when we pay any final lump sum.
-Annuity Option 5, payments end and the Payee may receive a lump sum refund.
-Annuity Option 6, payments end when the guaranteed period ends.
•    If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

BENEFICIARY
The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
FOR JOINTLY OWNED CONTRACTS:  The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries.

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PAYEE
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.

3.	PURCHASE PAYMENTS

PURCHASE PAYMENT REQUIREMENTS
The Contract is no longer offered for sale, but you may be able to make additional Purchase Payments if your Contract was issued in Connecticut, Florida, or New Jersey.

The additional Purchase Payment requirements for this Contract are as follows.
•	You can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•	We do not accept additional Purchase Payments on or after the Income Date if you take a Full Annuitization.
•
If this is an Inherited IRA Contract, the death benefit proceeds of the previous tax-qualified investment were directly transferred into this Contract (see section 8, Access to Your Money – The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We do not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information see section 12, Taxes – Qualified Contracts – Inherited IRA.

•	The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.
If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions of your Contract (for example, we do not allow additional Purchase Payments on or after the Income Date). If mandated under applicable law, we may be required to reject a Purchase Payment.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

ALLOCATION OF PURCHASE PAYMENTS
We no longer accept additional Purchase Payments unless your Contract was issued in Connecticut, Florida, or New Jersey.

You must allocate your money to the Investment Choices in whole percentages. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Choices do not change your future allocation instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
For Owners of May 2005 and February 2007 Contracts with Living Guarantees: We no longer enforce the 50% restriction limit on allocations to the FPAs stated in your Contract.

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is not available unless your Contract was issued in Connecticut, Florida, or New Jersey. AIP is also not available if you have an Inherited IRA Contract, or if you have a Qualified Contract that is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code.

The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions. AIP Purchase Payments must comply with the allocation requirements and restrictions stated in this section. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. If you begin Annuity Payments, AIP ends automatically on the Business Day before the Income Date.
We reserve the right to discontinue or modify AIP at any time and for any reason.
DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program transfers Contract Value monthly or quarterly from an Investment Option you select to other Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in the DCA program by completing our DCA form. You can participate in this program for at least six months, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate in this program, you must allocate at least $1,500 to the source Investment Option from which we will make DCA transfers. Each month while the program is in effect, we transfer Contract Value applied to the DCA program from the source Investment Option to your selected target Investment Options according to your allocation instructions.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

Your participation ends on the earliest of the following:
•	the number of requested transfers has been made;
•	you do not have enough Contract Value in the source Investment Option to make the transfer (if less money is available, that amount is transferred and the program ends);
•	you request to end the program (your request must be received at our Service Center before 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month); or
•	your Contract ends.
The FPAs are not available through the DCA program.

4.	VALUING YOUR CONTRACT

Your Contract Value increases and decreases based on Purchase Payments, transfers, withdrawals, deduction of fees and charges, any Market Value Adjustments (MVAs) applied to amounts removed from the FPAs, and your selected Investment Choices’ performance. For more information on the FPAs and MVAs, please see section 6, Our General Account.
We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.
ACCUMULATION UNITS
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
COMPUTING CONTRACT VALUE
We calculate your Contract Value at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value on any given Business Day is determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

5.	INVESTMENT OPTIONS

The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and principle investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. You can obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.
The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. As of May 1, 2020, the COVID-19 pandemic has led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the Investment Options, as well as the funds underlying the Investment Options, and the interest rates we offer on the FPAs. If these market conditions continue, and depending on your individual circumstances (e.g., your selected Investment Choices, and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The COVID-19 pandemic and other market factors have resulted in an abnormally low interest rate environment, in which certain rates have gone negative. This low level of rates can affect the returns of an Investment Option, interest rates on the FPAs, other product features, and the performance of your Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55% annually of the average aggregate amount invested by us in the Investment Options.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC and Pacific Investment Management Company LLC.
INVESTMENT OPTIONS
INVESTMENT MANAGEMENT COMPANY AND ADVISER/SUBADVISER	INVESTMENT OPTION NAME	ASSET CLASS	INVESTMENT OBJECTIVE	PRINCIPAL INVESTMENT STRATEGIES (NORMAL MARKET CONDITIONS)
ALLIANZ FUND OF FUNDS
Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, with approximately 60% of assets in the underlying equity funds and 40% in the underlying bond fund.

	AZL Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 50% to 70% of assets in the underlying equity index funds and 30% to 50% in the underlying bond index fund.

	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Dynamic Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Dynamic Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 50% to 70% of assets in equity funds and approximately 30% to 50% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

INVESTMENT MANAGEMENT COMPANY AND ADVISER/SUBADVISER	INVESTMENT OPTION NAME	ASSET CLASS	INVESTMENT OBJECTIVE	PRINCIPAL INVESTMENT STRATEGIES (NORMAL MARKET CONDITIONS)
BLACKROCK
Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.

Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Seeks to match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

	AZL MSCI Emerging Markets Equity Index Fund	Specialty	Seeks to match the performance of the MSCI Emerging Markets Index as closely as possible	Generally invests at least 90% of its assets in the securities of the MSCI Emerging Markets Index, and in depositary receipts representing securities in the underlying index.
	AZL Russell 1000 Growth Index Fund	Large Growth	Seeks to match the total return of the Russell 1000® Growth Index
Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Growth Index or in derivative instruments linked to that Index, primarily stock index futures contracts.

	AZL Russell 1000 Value Index Fund	Large Value	Seeks to match the total return of the Russell 1000® Value Index
Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Value Index or in derivative instruments linked to that Index, primarily stock index futures contracts.

	AZL S&P 500 Index Fund	Large Blend	Seeks to match total return of the S&P 500®
Generally invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.

	AZL Small Cap Stock Index Fund	Small Cap	Seeks to match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

DAVIS
Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

INVESTMENT MANAGEMENT COMPANY AND ADVISER/SUBADVISER	INVESTMENT OPTION NAME	ASSET CLASS	INVESTMENT OBJECTIVE	PRINCIPAL INVESTMENT STRATEGIES (NORMAL MARKET CONDITIONS)
DIMENSIONAL
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond
The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value

Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement

FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
Managed by Allianz Investment Management LLC/ FIAM® LLC	AZL Fidelity Institutional Asset Management® Total Bond Fund	Intermediate-Term Bond	High level of current income
Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.

FRANKLIN TEMPLETON
Franklin Advisers, Inc.	Franklin Allocation VIP Fund	Specialty	Capital appreciation with income as a secondary goal.	Under normal market conditions, the fund allocates its assets among the broad asset classes of equity and fixed income investments through a variety of investment strategies.
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in a diversified portfolio of debt and equity securities.
Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Advisers, Inc.	Franklin Rising Dividends VIP Fund	Mid Cap	Long-term capital appreciation with preservation of capital as an important consideration	At least 80% of net assets in equity securities of financially sound companies that have paid consistently rising dividends.
	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in debt securities of any maturity.
Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including developing markets.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

INVESTMENT MANAGEMENT COMPANY AND ADVISER/SUBADVISER	INVESTMENT OPTION NAME	ASSET CLASS	INVESTMENT OBJECTIVE	PRINCIPAL INVESTMENT STRATEGIES (NORMAL MARKET CONDITIONS)
INVESCO
Invesco Advisers, Inc.	Invesco Oppenheimer V.I. Global Strategic Income Fund	High-Yield Bonds	Total return
Invests mainly in debt securities of issuersin three market sectors: 1) foreign governments and issuers, 2) U.S. government securities, and 3) high-yield, lower-grade fixed income securities commonly known as “junk” bonds, of U.S. and foreign companies.

PIMCO
Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade, by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT StocksPLUS® Global Portfolio	International Equity	Total return, which exceeds that of its secondary benchmark index consistent with prudent investment management
The Portfolio normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Secondary Index (50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged)). Derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

INVESTMENT MANAGEMENT COMPANY AND ADVISER/SUBADVISER	INVESTMENT OPTION NAME	ASSET CLASS	INVESTMENT OBJECTIVE	PRINCIPAL INVESTMENT STRATEGIES (NORMAL MARKET CONDITIONS)
T. ROWE PRICE
Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective
Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
TRANSFERS BETWEEN INVESTMENT CHOICES
You can make transfers between Investment Choices, subject to the following restrictions. Currently there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee as discussed in section 7, Expenses.
The following applies to any transfer.
•	Your request for a transfer must clearly state the Investment Choices involved and how much to transfer.
•
For Contracts with Living Guarantees, your ability to make transfers from the FPAs is subject to the GAV Fixed Account Minimum. You can request a transfer from the FPAs that would reduce the Fixed Account Value below this minimum by resetting the GAV Benefit (see “The GAV Fixed Account Minimum” and “Resetting the GAV Benefit” discussions in section 11.a).

•
For Contracts without Living Guarantees, if you request to transfer from the FPAs an amount greater than the Fixed Account Value after any applicable MVA, we will treat your request as a request for a complete transfer from the FPAs.

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Contract Value transfers between Investment Choices do not change your future Purchase Payment allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following.
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.
This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

FLEXIBLE REBALANCING PROGRAM
Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.
This program is not available for the FPAs. If your Contract includes the Living Guarantees, automatic GAV Transfers may affect this program.

FINANCIAL ADVISER FEES
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal, which means a withdrawal charge, MVA, ordinary income taxes, and a 10% additional federal tax if you are under age 59 1∕2 may apply. In addition, this withdrawal may reduce the guaranteed death benefit value, and the GAV, GWB value, and GMIB value available under the Living Guarantees by more than the amount withdrawn. If this is a Non-Qualified Contract, a withdrawal will be a taxable withdrawal to the extent that gain exists within the Contract. Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments. Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Your investment adviser acts on your behalf, not ours. We are not party to any agreement between you and your financial adviser, nor are we responsible for your financial adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any financial adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your financial adviser about compensation they receive for this Contract. Allianz Life is not an investment adviser, and does not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review a financial adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your financial adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
VOTING PRIVILEGES
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows:
•
You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

•	You receive proxy materials and a voting instruction form.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
The FPAs are currently the only available general account Investment Choices during the Accumulation Phase. Contract Value you apply to the FPAs, GAV Transfers we make to the FPAs under the Living Guarantees, and Contract Value you apply fixed Annuity Payments during the Annuity Phase become part of our general account. Any guaranteed values, such as the Living Guarantees’ GAV, or the Enhanced GMDB’s Maximum Anniversary Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.
As a result of the COVID-19 pandemic, economic uncertainties have arisen which are likely to negatively impact Allianz Life’s net income and surplus. The extent to which the COVID-19 pandemic impacts our business (including our ability to timely process claims), net income, and surplus, as well as our capital and liquidity position, will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

FIXED PERIOD ACCOUNTS (FPAs)
FPAs are available only during the Accumulation Phase. We credit Contract Value held in the FPAs with interest that varies based on the Account Period and when money moved into the FPA. An Account Period is the amount of time we expect money to remain in an FPA. Only one FPA of a specific Account Period is available for Purchase Payments or transfers in each Contract Year.
On the Issue Date, we applied any money you allocated to an FPA to a ten‑year Account Period. We also applied any additional money added to an FPA during the first Contract Year to this ten‑year Account Period. Similarly, a nine‑year Account Period was available for money added in the second Contract Year, an eight‑year Account Period was available in the third year, and so on. After the tenth Contract Year, there are five‑year rolling FPA Account Periods. In the 11th through the 15th Contract Years, FPAs have an Account Period equal to one plus the remaining number of complete Contract Years to the end of the 15th Contract Year. For example, in the 11th Contract Year a five‑year Account Period is available; in the 12th Contract Year a four‑year Account Period is available, and so on until the 16th Contract Year when a new five‑year Account Period is again available. Please see the following table for more information.
Contract Year	FPA Account Period	Contract Year	FPA Account Period	Contract Year	FPA Account Period
1	10 years	6	5 years	11	5 years
2	9 years	7	4 years	12	4 years
3	8 years	8	3 years	13	3 years
4	7 years	9	2 years	14	2 years
5	6 years	10	1 year	15	1 year
Generally, the longer the Account Period, the higher the interest rate. The interest rate on the FPAs will be greater than zero, but it could be less than 1% and it could be less than the interest rate applied to the FPA guaranteed minimum value (see the MVA discussion later in this section).
Generally, the initial interest rate is set on the date money is added to an FPA and remains in effect until the second Contract Anniversary following the allocation. On that Contract Anniversary, we credit the money added to the FPA (plus interest) with the interest rate that we declare for all FPAs with the same Account Period and duration. This interest rate remains in effect for that entire Contract Year. On every Contract Anniversary we can set a new rate for the next Contract Year for all FPAs with the same Account Period and duration. For FPAs with a one-year Account Period, the interest rate is set at the start of the Account Period and is effective for money added to the FPAs during the Contract Year. The interest rate for new money added to an FPA may be different from the interest rate declared for money already in the
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

FPAs. For example, new transfers to an FPA later in the 13th Contract Year may receive a different interest rate than the rate applied to amounts added to an FPA earlier in that Contract Year.
Any withdrawal or transfer from an FPA (including GAV Transfers if you selected the Living Guarantees) may be subject to a MVA, which may increase or decrease your Contract Value and/or the amount of the withdrawal or transfer. MVAs are subject to a minimum and a maximum.
We take partial withdrawals during the Accumulation Phase first from the Investment Options. However, if your Separate Account Value is less than the amount you request, we deduct the remaining amount proportionately from the FPAs on a first-in, first-out (FIFO) basis. That is, a partial withdrawal from the FPAs reduces the Contract Value in the oldest FPA, then the next oldest, and so on. If you selected the Living Guarantees and take a partial withdrawal that eliminates your Separate Account Value, your Fixed Account Value will remain in the FPAs until the daily rebalancing formula that supports the Living Guarantees initiates a GAV Transfer from the FPAs to the Investment Options. For Contracts without Living Guarantees, we treat a partial withdrawal from the FPAs that reduces the Fixed Account Value after any MVA below $1,000 as a full withdrawal from the FPAs.
•  We may change the terms of the FPAs. Please contact us for the most current terms.

•
For May 2005 Contracts and February 2007 Contracts issued in Minnesota: We hold the FPA Fixed Account Value in a non-unitized separate account we established under Minnesota Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the FPAs. State insurance law prohibits us from charging this separate account with the liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your FPA Fixed Account Value. This guarantee is based on the continued claims paying ability of Allianz Life.

•
For May 2005 Contracts and February 2007 Contracts issued in Alabama, Oregon, Pennsylvania, Utah, and Washington: You cannot allocate Purchase Payments or transfer Contract Value to or from the FPAs, and you cannot request withdrawals directly from the FPAs. The FPAs are only available to receive GAV Transfers that we make if your Contract includes the Living Guarantees. The FPAs are also not subject to a MVA.

MARKET VALUE ADJUSTMENT (MVA)
A MVA is an adjustment we make for transfers or withdrawals from an FPA that occur at any time other than 30 days before the end of an Account Period. There is no MVA for amounts withdrawn from the FPAs for withdrawal charges, the contract maintenance charge, or death claims. There is also no MVA for transfers or withdrawals that occur within 30 days before the end of the Account Period. The end of the Account Period will first occur on your tenth Contract Anniversary and then on every fifth Contract Anniversary after that (for example, the 15th Contract Anniversary, the 20th Contract Anniversary, etc.). You will receive a notice mailed at least 30 days in advance of the period in which we will not apply an MVA. We will allocate any amounts (including the GAV Fixed Account Minimum, if applicable) for which we have not received instructions at the end of the Account Period to another FPA with a five-year Account Period.
We apply the MVA to the amount withdrawn or transferred from the FPAs. For withdrawals, we apply the MVA before we determine the withdrawal charge. The MVA formula compares the interest rate for the FPA from which amounts are being removed, to the current interest rate offered on new allocations to an FPA with an Account Period equal to the remaining term. An MVA can be positive, zero, or negative as shown in the following table.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

		If the interest rate on the FPA from which amounts are being removed is…	then the MVA is…
		Less than the current interest rate for new allocations to an FPA of the same Account Period	negative
		Equal to the current interest rate for new allocations to an FPA of the same Account Period	zero
		Greater than the current interest rate for new allocations to an FPA of the same Account Period	positive
The MVA formula is [(1 + I) / (1 + J)]N where:
I	=	Current interest rate earned in the FPA from which amounts are being removed.
J	=	Current interest rate for new allocations to an FPA with an Account Period equal to the remaining term (rounded up) in the current Account Period.
N	=	Number of days from the date of transfer/withdrawal from the FPA to the next Contract Anniversary divided by 365, plus the number of whole years remaining in the Account Period.

The MVA is also subject to a minimum and a maximum.
The MVA minimum is equal to the greater of (a) or (b), with the result then divided by (c), where:
(a)	=	The FPA guaranteed minimum value.
(b)	=	All allocations to the FPAs less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.
(c)	=	The Fixed Account Value.

The MVA maximum is equal to (a) divided by the greater of (b) or (c), where:
(a)	=	The Fixed Account Value.
(b)	=	The FPA guaranteed minimum value
(c)	=	All allocations to the FPAs, less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.

The FPA guaranteed minimum value is equal to:
•
87.5% of all allocations to the FPAs, less all partial withdrawals (including any withdrawal charges) and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate (which is also the state nonforfeiture rate) specified in the Contract (which is currently 1% to 3% depending on your state).

Plus
•
Upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).

All previous partial withdrawals and transfers in the FPA guaranteed minimum value do not reflect any MVA.
MVA Examples
•	You purchased a February 2007 Contract with an initial Purchase Payment of $100,000 on January 1. You did not select the Living Guarantees. The FPA guaranteed minimum value interest rate is 3%.
•	You allocate $10,000 to an FPA with a ten-year Account Period and an interest rate of 6%.
•	You make no additional Purchase Payments.
•	On July 1 of your sixth Contract Year, your Fixed Account Value in the FPA is $13,774.58. The sixth Contract Year is not a leap year.
•
The withdrawal charge period for your initial Purchase Payment has not expired by the sixth Contract Year, so there will be a withdrawal charge of 4% on Purchase Payments withdrawn from the Contract during the sixth Contract Year.

•	The Contract Value on the day of (but before) the withdrawal in the sixth Contract Year is $137,745.77.
The partial withdrawal privilege for the sixth Contract Year is 12% of total Purchase Payments = 12% x $100,000 = $12,000.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

The withdrawal charge for full withdrawals during the sixth Contract Year is 4% of total Purchase Payments = 4% x $100,000 = $4,000.
The percentage of Contract Value in the FPAs in the sixth Contract Year = $13,774.58 / $137,745.77 = 10%.
The FPA guaranteed minimum value on July 1 of the sixth Contract Year is equal to:
87.5% of all allocations to the FPAs less partial withdrawals and transfers accumulated at the FPA guaranteed minimum value interest rate for 5 years and 181 days =
((87.5% x $10,000) – $0) x 1.03 ((181/365) + 5) = ………………………………………………………………………	$10,293.43
Plus
Upon full withdrawal, the amount of the withdrawal charge that we assign to the FPAs (which is the
percentage of Contract Value in the FPAs) = 10% x $4,000 = ……………………………………………….....	+ 400.00
$10,693.43
The MVA minimum on July 1 of the sixth Contract Year is equal to:
The greater of (a) the FPA guaranteed minimum value, or (b) all allocations to the FPAs less partial
withdrawals and transfers, divided by (c) the Fixed Account Value = $10,693.43 / $13,774.58 = …………...	0.776316

The MVA maximum on July 1 of the sixth Contract Year is equal to:
(a) The Fixed Account Value divided by the greater of (b) the FPA guaranteed minimum value, or (c)
all allocations to the FPAs less partial withdrawals and transfers = $13,774.58 / $10,693.43 = ……………..	1.288135
Positive MVA on full withdrawal from a FPA on July 1 of the sixth Contract Year
Assume that the current interest rate for an FPA with a five-year Account Period is 5%.
The MVA on July 1 of the sixth Contract Year is: [1.06 / 1.05] ((184/365) + 4) = 1.043618.
Because the MVA is less than the MVA maximum (1.288135), we will use the MVA to calculate the amount of the withdrawal after application of the MVA, which is $13,774.58 x 1.043618 = $14,375.40.
Next we compute the withdrawal charge. The partial withdrawal privilege allows you to withdraw $12,000 per Contract Year without incurring a withdrawal charge. The amount of the withdrawal subject to the withdrawal charge = $14,375.40 - $12,000 = $2,375.40. The amount of the withdrawal charge = $2,375.40 x 4% = $95.02.
The amount we would withdraw from the FPA is $13,774.58, and the amount you would receive after application of the MVA and deduction of the withdrawal charge = $14,375.40 - $95.02 = $14,280.38.
Negative MVA on a partial withdrawal or transfer from a FPA on July 1 of the sixth Contract Year
Assume that the current interest rate for an FPA with a five-year Account Period is 7%. You request a partial withdrawal of $4,000 from the FPA.
The MVA on July 1 of the sixth Contract Year is: [1.06 / 1.07] ((184/365) + 4) = 0.958589.
Because the MVA is more than the MVA minimum (0.776316), we will use the MVA to calculate the amount we will withdraw from the FPA in order to send you a check for $4,000 after we apply the MVA. The amount we would withdraw from the FPA is: $4,000 / 0.958589 = $4,172.80.
Next, we would compute the withdrawal charge. Because the partial withdrawal privilege allows you to withdraw $12,000 per Contract Year without incurring a withdrawal charge, there will be no withdrawal charge for this partial withdrawal. In other words, we would withdraw $4,172.80 from the FPA, and you would receive $4,000 after application of the MVA.
If you had instead requested we transfer $4,000 from the FPA to the Investment Option(s), we would apply the MVA to the amount transferred, instead of applying the MVA to the FPA Fixed Account Value. The amount we would transfer into the Investment Options is: $4,000 x 0.958589 = $3,834.36. In other words, we would transfer $4,000 out of the FPA, and we would transfer $3,834.36 into your selected Investment Option(s).
We do not apply MVAs to GAV Transfers out of the FPAs for Contracts issued on or after December 1, 2006, or such later date as this change was approved in your state. For Contracts issued before this period, you can opt out of having MVAs applied to GAV Transfers from the FPAs. An opt out will be effective as of the Business Day we receive your request in Good Order at our Service Center.

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.
MORTALITY AND EXPENSE RISK (M&E) CHARGE
We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.
	Mortality and Expense Risk (M&E) Charge
	February 2007 Contracts and Original Contracts issued on or after June 22, 2007	Original Contracts issued before June 22, 2007 and May 2005 Contracts
Traditional GMDB(1)	1.25%	1.40%
Enhanced GMDB(1)	1.45%	1.60%
(1)
Upon the death of the Owner, we continue to assess a M&E charge of either 1.25% for February 2007 Contracts and Original Contracts issued on or after June 22, 2007, or 1.40% for Original Contracts issued before June 22, 2007 and May 2005 Contracts when paying the death benefit under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.

If you select variable Annuity Payments during the Annuity Phase the M&E charge is 1.25% for February 2007 Contracts and Original Contracts issued on or after June 22, 2007, or 1.40% for Original Contracts issued before June 22, 2007 and May 2005 Contracts.
The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.
The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you have a February 2007 Contract with the Enhanced GMDB and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.45% M&E charge and we reduce your annuity unit value for the 1.25% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.
The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
CONTRACT MAINTENANCE CHARGE
Your annual contract maintenance charge is $40. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•
During the Accumulation Phase if the total Contract Value for all High FiveSM Contracts you own is at least $75,000 at the time we are to deduct the charge. We determine the total Contract Value for all individually owned High FiveSM Contracts by using the Owner’s social security number, and for non-individually owned Contracts we use the Annuitant’s social security number.

•	During the Annuity Phase if the Contract Value on the Income Date is at least $75,000.
•	When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We deduct this charge proportionately first from the Investment Options, and any remaining amount is deducted from the FPAs. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

For Contracts issued in South Carolina, Texas or Washington: The contract maintenance charge cannot be deducted from the FPAs.

WITHDRAWAL CHARGE
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the transfer fee or the contract maintenance charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the partial withdrawal privilege. Penalty-free withdrawals include: withdrawals under the GWB, partial withdrawal privilege, and waiver of withdrawal charge benefit; payments under our minimum distribution program; and Annuity Payments.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
1.
First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

2.
Then, if this is a partial withdrawal, we withdraw from the partial withdrawal privilege (see section 8, Access to Your Money – Partial Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.	Finally we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount(1)
0	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7 years or more	0%
(1)	For Contracts issued in Alabama, Oregon, Pennsylvania, Utah, and Washington the withdrawal charge is 8%, 7.5%, 7%, 6%, 5%, 4%, 3%, and 0% for the time periods referenced.
Upon a full withdrawal, we first deduct any applicable contract maintenance charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. However, if there is not enough Contract Value in the Investment Options, we deduct the remaining amount of the charge proportionately from
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

the FPAs. If a partial withdrawal occurs on a day that we also assess the contract maintenance charge, we assess this charge after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.
Example: You purchased a February 2007 Contract with the Living Guarantees. You made an initial Purchase Payment of $30,000 and made another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. There is no MVA at the time of the withdrawal. We withdraw money and compute the withdrawal charge as follows.
1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.
2)
Amounts available under the partial withdrawal privilege. You did not take any other withdrawals this year so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.

3)	Purchase Payments on a FIFO basis. We withdraw $30,000 from the first Purchase Payment, which is subject to a 7% withdrawal charge, and you receive $27,900. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:
$30,000 x 0.930 = $27,900
Next we withdraw from the second Purchase Payment. So far, you received $39,900 ($12,000 under the partial withdrawal privilege and $27,900 from the first Purchase Payment), so we withdraw $12,100 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge is as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:
$12,100 ÷ 0.920 = $13,152
4)	Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,152 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,152.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.
•	-	-	-	We do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or the deduction of Contract expenses other than the withdrawal charge. This means that upon a full withdrawal, if your Contract Value is less than your remaining Purchase Payments that are still subject to a withdrawal charge we will assess a withdrawal charge on more than the amount withdrawn. This can occur because your Contract Value was reduced for:
prior penalty-free withdrawals
deductions of Contract expenses other than the withdrawal charge, and/or poor performance.
This also means that upon a full withdrawal you may not receive any money.
•
Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% additional federal tax. For tax purposes, in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.

•	Contract Value withdrawn from the FPAs may be affected by the MVA (which can be negative).
•	Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value or GMIB value you annuitize.

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

COMMUTATION FEE AND WITHDRAWAL CHARGE FOR LIQUIDATIONS DURING THE ANNUITY PHASE
Liquidations are only available on Original Contracts if you take variable Traditional Annuity Payments under Annuity Option 2, 4, or 6.

You can take withdrawals (“liquidations”) during the Annuity Phase before the guaranteed period ends if you meet the requirements described in Appendix E. Under Annuity Options 2 and 4 a commutation fee applies to all liquidations. Under Annuity Option 6 a withdrawal charge applies if any part of the liquidation comes from a Purchase Payment that is still within the withdrawal charge period. We assess the commutation fee and withdrawal charge against the amount liquidated as follows.
Liquidations under Annity Option 2 and 4
Number of Complete Years Since Income Date	Commutation Fee Amount(1)
5	4%
6	3%
7	2%
8 years or more	1%

Liquidations under Annity Option 6
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount(1)
0	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7 years or more	0%
(1)
In some states, the commutation fee or withdrawal charge for liquidations during the Annuity Phase is replaced with a charge equal to the difference of the present value of the remaining variable Traditional Annuity Payments in the guaranteed period at AIR and AIR plus 1%.

We subtract the commutation fee or withdrawal charge from the amount you requested and send you the remaining amount.
We assess the commutation fee and/or the withdrawal charge to cover lost revenue as well as internal costs incurred in conjunction with the liquidation.
TRANSFER FEE
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or GAV Transfers under the Living Guarantees. The transfer fee continues to apply under death benefit payment Option B, and with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Choices, we deduct this fee proportionately from the Investment Choices from which the transfer is made. If you transfer the total amount in an Investment Choice, we deduct a transfer fee from the amount transferred. Transfers from a FPA may be subject to a MVA, which may increase or decrease your Contract Value and/or the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

PREMIUM TAX
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
INCOME TAX
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
INVESTMENT OPTION EXPENSES
The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
There generally is no required minimum partial withdrawal amount*, and there is no required minimum remaining Contract Value amount after a partial withdrawal. However, for Contracts without Living Guarantees, we treat a partial withdrawal from the FPAs that reduces the Fixed Account Value after any MVA below $1,000 as a full withdrawal from the FPAs.
*	However, if you participate in our systematic withdrawal program there is a $100 required minimum partial withdrawal amount.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If your Separate Account Value is less than the partial withdrawal, the remaining amount comes proportionately from the FPAs on a FIFO basis.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	adjusted for any MVA from the FPAs,
•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges. See section 6, Our General Account for a discussion of the FPAs and MVAs.
We pay withdrawals from the Investment Options within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
•	Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.
•
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.
•	Contract Value withdrawn from the FPAs may be affected by the MVA (which can be negative).

PARTIAL WITHDRAWAL PRIVILEGE
Each Contract Year you can withdraw up to 12% of your total Purchase Payments before any MVA without incurring a withdrawal charge (the partial withdrawal privilege). Any unused partial withdrawal privilege in one Contract Year is not added to the amount available next year.
Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your partial withdrawal privilege. Required minimum distribution payments and GWB withdrawals are not subject to a withdrawal charge, but do reduce your partial withdrawal privilege.
•	The partial withdrawal privilege is not available upon a full withdrawal.
•	Contract Value withdrawn from the FPAs may be affected by the MVA (which can be negative).

SYSTEMATIC WITHDRAWAL PROGRAM
The systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually, or annually. However, if your Contract Value is less than $25,000, we only make annual payments. The minimum amount you can withdraw under this program is $100. However, there is no maximum on the amount you can withdraw under this program. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
•	During the withdrawal charge period, systematic withdrawals in excess of the partial withdrawal privilege are subject to a withdrawal charge.
•	Contract Value withdrawn from the FPAs may be affected by the MVA (which can be negative).
•	Ordinary income taxes and tax penalties may apply to systematic withdrawals.
•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. If you have an Inherited IRA Contract we generally required you to participate in the minimum distribution program when you purchased this Contract. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the partial withdrawal privilege during the Contract Year. If your Contract includes Living Guarantees, RMD payments also reduce the amount available for GWB withdrawals. We can make payments to you on a monthly, quarterly, semi-annually, or annually. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.
•	The minimum distribution program is not available while you are receiving systematic withdrawals.
•
If you selected the Living Guarantees and you have the GMIB it may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

WAIVER OF WITHDRAWAL CHARGE BENEFIT
After the first Contract Year, you can take withdrawals and we waive the withdrawal charge if any Owner becomes:
•	confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary; or
•	terminally ill, which is defined as life expectancy of 12 months or less as certified by a physician (requires a full withdrawal).
The waiver is not available if your condition existed on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of your condition in Good Order for each withdrawal before we waive the withdrawal charge.
•	Massachusetts – The definition of nursing home includes hospice and home healthcare agency.
•	New Jersey – The waiver of withdrawal charge benefit is not available.
•	New Hampshire – The definition of nursing home is an institution operated in accordance with state law.
•
Pennsylvania – The waiver is not available if on the Issue Date, an Owner was confined to a nursing home or was already diagnosed with a terminal illness. Also, the nursing home confinement requirement is a total of 90 days within a six month period, but the 90 days do not need to be consecutive.

•
Texas – The definition of nursing home is an institution that provides medical and nursing services under the supervision of a physician or registered nurse. Also, the Owner has a minimum of 91 days to furnish proof of the specified condition when submitting a request to use the waiver.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.
We reserve the right to defer payment for a withdrawal or transfer from the FPAs for the period permitted by law, but not for more than six months.

9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Traditional Annuity Payments). If you selected the Living Guarantees and your Contract includes the GMIB you can also apply your GMIB value to fixed annuity payments (GMIB Payments) as discussed in section 11.c. The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.
ANNUITY PAYMENT OPTIONS
You can choose one of the Annuity Options described below or any other payment option to which we agree. After Annuity Payments begin, you cannot change the Annuity Option.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a minimum guaranteed period that you select. If the Annuitant dies before the end of the guaranteed period, the Owner may instead take a lump sum payment.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select. If the last Annuitant dies before the end of the guaranteed period, the Owner may instead take a lump sum payment.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Traditional Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.
Option 6. Specified Period Certain Annuity. We make Traditional Annuity Payments for a specified period of time you select, which must be a whole number of years from ten to 30.
•	Annuity Option 6 is not available for GMIB Payments, or if you take a Partial Annuitization.
•
Annuity Option 6 was available for Traditional Annuity Payments on Original Contracts, but was removed from the May 2005 Contracts and the February 2007 in all states except Florida. For May 2005 Contracts and the February 2007 Contracts issued in Florida Annuity Option 6 continues to be available for fixed Traditional Annuity Payments. For more information, please refer to your Contract.

•	For Owners younger than age 59½, Annuity Payments under Annuity Option 6 may be subject to a 10% additional federal tax.

Under Annuity Options 1, 3, and 5, if all Annuitants die on or after the Income Date and before we send the first Annuity Payment, we will cancel Annuity Payments and upon receipt of a Valid Claim we will pay the amount applied to the selected Annuity Option to the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
After the Annuitant’s death under Annuity Options 2 or 6, or the last surviving joint Annuitant's death under Annuity Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
If you do not choose an Annuity Option before the Income Date, we make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.

CALCULATING YOUR TRADITIONAL ANNUITY PAYMENTS
We base Traditional Annuity Payments upon the following
•	The Contract Value on the Income Date adjusted for any applicable MVA.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
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•	The gender of the Annuitant and any joint Annuitant where permitted.
•	The Annuity Option you select.
•	Your Contract’s mortality table.
We guarantee the dollar amount of fixed Traditional Annuity Payments and this amount does not change during the entire annuity payout option period that you selected, except as provided under Annuity Option 3. Variable Annuity Payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.
Contract Value withdrawn from the FPAs and applied to Traditional Annuity Payments may be affected by the MVA (which can be negative).

VARIABLE OR FIXED TRADITIONAL ANNUITY PAYMENTS
You can request Traditional Annuity Payments under Annuity Options 1-6 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
After the Income Date, you cannot make a transfer from a fixed Traditional Annuity Payment stream to variable, but you can transfer from a variable Traditional Annuity Payment stream and establish a new fixed Traditional Annuity Payment stream.
We base fixed Traditional Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.
The dollar amount of variable Traditional Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3%, 5% or 7% AIR. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Traditional Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Traditional Annuity Payments decrease.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Traditional Annuity Payments on the allocation instructions that are in effect on the Income Date. We do not allow you to apply less than $5,000 to an Annuity Option. Currently, we require your initial Traditional Annuity Payment to be $100 or more.
The 7% AIR is not available in all states. For more information, please refer to your Contract.

WHEN ANNUITY PAYMENTS BEGIN
Annuity Payments begin on the Income Date. Your scheduled Income Date is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary and is stated in your Contract. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date. The Income Date cannot be later than what is permitted under applicable law. If you selected the Living Guarantees and your Contract includes the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the fifth Contract Anniversary and certain other conditions must also be met as discussed in section 11.c.
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If on the Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance, including the option to extend your Income Date if available. If on your Income Date you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with ten years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.

•	For Contracts issued in Florida: The earliest Income Date is one year after the Issue Date.

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PARTIAL ANNUITIZATION
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. GMIB Partial Annuitizations are only available if the GMIB value is greater than the Contract Value. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. If you take variable Traditional Annuity Payments under a Partial Annuitization, any Investment Option transfer instructions you give us apply equally to the accumulation and annuitization portions of the Contract. You cannot make Investment Option transfers selectively within different portions of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.
A Partial Anuitization on a Non-Qualified Contract receives the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

10.	DEATH BENEFIT

“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual. The Contract provided the Traditional GMDB. When you purchased this Contract, you could instead have selected the Enhanced GMDB.
The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share.
Each Beneficiary’s portion of the death benefit remains in the Investment Choices based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
Upon your death, your Beneficiary(s) will receive the death benefit. The death benefit is the greater of the Contract Value, or the guaranteed death benefit value.
If you selected the Traditional GMDB, the guaranteed death benefit value is total Purchase Payments received reduced for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section).
If you selected the Enhanced GMDB, the guaranteed death benefit value is the greater of:
•	total Purchase Payments received reduced for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section), or
•	the Maximum Anniversary Value.
For a sole Beneficiary, we determine the guaranteed death benefit value at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of the guaranteed death benefit value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
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Withdrawals include all withdrawals (even penalty-free withdrawals) and any withdrawal charges, MVA, and Partial Annuitizations; but not amounts we withdraw for the transfer fee, or contract maintenance charge. Withdrawals may reduce the guaranteed death benefit value by more than the amount withdrawn or annuitized.

Maximum Anniversary Value (MAV)
The MAV was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the MAV as follows:
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section).
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date occurs on the earliest of:
•	the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
GMDB Adjusted Partial Withdrawal Formula
For each withdrawal or Partial Annuitization taken as Traditional Annuity Payments, a GMDB adjusted partial withdrawal is equal to: (a) x (b)
(a)	=	The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
(b)	=	The greater of one, or the ratio of (c) divided by (d) where:
		(c)	=	The death benefit on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
		(d)	=	The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.

For each GMIB Partial Annuitization, a GMDB adjusted partial withdrawal is equal to: …………………………...		GMIBPA x GMDB1
GMIB
GMIBPA	=	The amount of the GMIB value applied to a GMIB Partial Annuitization.
GMDB1	=	The death benefit on the day of (but before) the GMIB Partial Annuitization.
GMIB	=	The GMIB value on the day of (but before) the GMIB Partial Annuitization.
Please see Appendix D for examples of calculations of the death benefit.
WHEN THE DEATH BENEFITS END
The death benefits end upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the guaranteed death benefit value and Contract Value are both zero.
•	The Business Day the Contract ends.
DEATH OF THE OWNER AND/OR ANNUITANT
Appendix A to the SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. However, spousal continuation is not available if this is an Inherited IRA. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if
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the surviving spouse is the Contract’s sole primary Beneficiary. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional GMDB applies, or the MAV if the Enhanced GMDB applies. We allocate any Contract Value increase to the Investment Choices according to future Purchase Payment allocation instructions.
If the surviving spouse continues the Contract:
•	he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries; and
•	he or she is subject to any remaining withdrawal charge.
Death Benefit Payment Options
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.25% (for February 2007 Contracts and Original Contracts issued on or after June 22, 2007), or 1.40% (for Original Contracts issued before June 22, 2007 and May 2005 Contracts). At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as Traditional Annuity Payments under Annuity Options 1, 2, or 5 as described under “Annuity Payment Options” in section 9. GMIB Payments are not available under this option. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy. Under this payment option, and with variable Traditional Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.25% (for February 2007 Contracts and Original Contracts issued on or after June 22, 2007), or 1.40% (for Original Contracts issued before June 22, 2007 and May 2005 Contracts). Option C may not be available on a Qualified Contract.
Distribution from Non-Qualified Contracts must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Traditional Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.
Other rules may apply to Qualified Contracts.

11.	LIVING GUARANTEES

The Living Guarantees were only available at Contract issue. The Living Guarantees cannot be added to, or removed from, your Contract. The Living Guarantees include the Guaranteed Account Value (GAV) Benefit, Guaranteed Withdrawal Benefit (GWB), and the Guaranteed Minimum Income Benefit (GMIB). However, the GMIB was not available in all states.
The GAV Benefit provides a level of protection for the principal you invested five or more years ago and to lock in any investment gains from five or more Contract Anniversaries ago (the GAV). The GWB provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary. The GMIB provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments), beginning on the fifth Contract Anniversary.
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The Living Guarantees have no additional fee or charge. However, to maintain the guarantee provided by the GAV Benefit we periodically transfer amounts between your selected Investment Options and the FPAs according to a mathematical model (see the “GAV Transfers” in section 11.a).

11.A	GUARANTEED ACCOUNT VALUE (GAV) BENEFIT

You do not have any protection under the GAV Benefit until the fifth Contract Anniversary and Purchase Payments are not protected by the GAV until we have had them for at least five years.

The GAV Benefit guarantees that, beginning on your fifth Contract Anniversary (and on each subsequent Contract Anniversary until the Income Date that you take a Full Annuitization or when the Contract ends) your Contract Value will at least equal the GAV established five years ago, less all GAV adjusted partial withdrawals taken in the last five years. If your Contract Value is less than this guaranteed amount on the fifth and each subsequent Contract Anniversary, we will make a payment to your Contract equal to that difference (True Up). This type of guarantee is sometimes referred to as a “high water mark.”
For example, assuming no withdrawals, on your 12th Contract Anniversary, the GAV Benefit guarantees that your Contract Value will be at least the highest GAV established on the Issue Date, or on any Contract Anniversary, up to and including, the seventh Contract Anniversary, that is, the “high water mark” from that period. However, the GAV does not lock in any gains until five years after they occur, and is does not lock in any gains that occur between Contract Anniversaries.
If on a Contract Anniversary, your Contract Value is less than the GAV established five years ago, we pay your Contract a True Up equal to that difference. We allocate any True Up to your Investment Options in proportion to the amount of Separate Account Value in each Investment Option. Because the True Ups increase your Contract Value, they also increase the total dollar amount (but not the percentage) of the M&E charge you pay.
An additional Purchase Payment will immediately increase your Contract Value, but does not become part of the GAV until it is at least five years old. Therefore, a large additional Purchase Payment may diminish the advantage of the GAV Benefit by decreasing the likelihood that you would receive a True Up. For example, if on the fifth Contract Anniversary your Contract Value is less than the GAV from five years ago, then we True Up your Contract Value to equal that GAV. If, however, you made a large additional Purchase Payment in the fourth Contract Year that increases your Contract Value on the fifth Contract Anniversary so that it is greater than the GAV from five years ago, then we would not make a True Up to your Contract. This example assumes you take no partial withdrawals or Partial Annuitizations.
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Withdrawals include all withdrawals (even penalty-free withdrawals) and any withdrawal charges, and Partial Annuitizations; but not amounts we withdraw for the transfer fee, or contract maintenance charge. Withdrawals may reduce the GAV by more than the amount withdrawn or annuitized.

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You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 9, The Annuity Phase.) Upon a Full Annuitization, the FPAs are no longer available and you will not receive any future True Ups.

CALCULATING THE GAV
The initial GAV is equal to all Purchase Payments received during the first 90 days of your Contract, less any GAV adjusted partial withdrawals taken during this period. We recalculate the GAV on every Contract Anniversary as follows.
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On the first Contract Anniversary, the GAV is equal to the greater of A or B, where:
A	=
The initial GAV, plus any additional Purchase Payments received during the remainder of the first Contract Year and minus any GAV adjusted partial withdrawals taken during the remainder of the first Contract Year.

B	=	Your Contract Value determined at the end of prior Business Day before the first Contract Anniversary.
On the second and any subsequent Contract Anniversaries, the GAV is equal to the greater of C or D, where:
C	=
The GAV from the previous Contract Anniversary plus any additional Purchase Payments received in the previous Contract Year and minus any GAV adjusted partial withdrawals taken in the previous Contract Year.

D	=	Your Contract Value determined at the end of prior Business Day before that Contract Anniversary.
For each withdrawal or traditional Partial Annuitization taken before the second Contract Anniversary, a GAV adjusted partial withdrawal is equal to: a x b
For each withdrawal or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GAV adjusted partial withdrawal is equal to: c + (d x b)
a	=	The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
b	=	The greater of one, or the ratio of (e) divided by (f) where:
(e) = The GAV on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
(f) = The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.
C	=
The amount of the partial withdrawal (before any MVA) that, together with any other previous partial withdrawals (before any MVA) taken during the Contract Year, does not exceed 12% of total Purchase Payments received (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of any Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in part (d) of this formula.

d	=	The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.

For GMIB Partial Annuitizations, a GAV adjusted partial withdrawal is equal to: …………………………………..	GMIBPA x GAV1
GMIB

GMIBPA	=	The amount of any GMIB value applied to a GMIB Partial Annuitization.
GMIB	=	The GMIB value on the day of (but before) the GMIB Partial Annuitization.
GAV1	=	The GAV on the day of (but before) the GMIB Partial Annuitization.

GAV Example
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You purchased a February 2007 Contract and selected the Living Guarantees. You made only one initial Purchase Payment of $100,000. You make no additional Purchase Payments. You do not reset the GAV benefit, so the GAV benefit guarantee and True Ups are not available until the 5th Contract Anniversary.

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You take no partial withdrawals or Partial Annuitizations. Therefore, the GAV calculation on each Contract Anniversary only take into account the previous GAV and the Contract Value determined at the end of prior Business Day. For information on how these calculations are effected by a partial withdrawal, please see Appendix C.

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The Contract Value used to determine the GAV on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $115,000; on the third Contract Anniversary it is $119,000; and on the fourth Contract Anniversary it is $121,000.

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The initial GAV…………………………………………………………………………………………………………………………...	$100,000
The GAV on the first Contract Anniversary equals the greater of: (A) the initial GAV, which is the initial Purchase
Payment of $100,000; or (B) the Contract Value determined at the end of prior Business Day before the first Contract Anniversary, which is $120,000…………………………………………………………………………………….…	$120,000
The GAV on the second Contract Anniversary equals the greater of: (C) the GAV from the first Contract Anniversary
($120,000); or (D) the Contract Value determined at the end of prior Business Day before the second Contract Anniversary, which is $115,000……………………………………………………………………………………………….…	$120,000
The GAV on the third Contract Anniversary equals the greater of: (C) the GAV from the second Contract Anniversary
($120,000); or (D) the Contract Value determined at the end of prior Business Day before the third Contract Anniversary, which is $119,000………………………………………………………………………………………………….	$120,000
The GAV on the fourth Contract Anniversary equals the greater of: (C) the GAV from the third Contract Anniversary
($120,000); or (D) the Contract Value determined at the end of prior Business Day before the fourth Contract Anniversary, which is $121,000………………………………………………………………………………………………….	$121,000
Applying the GAV Benefit
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On the fifth Contract Anniversary the Contract Value determined at the end of prior Business Day is $105,000. The GAV Benefit guarantee is the $100,000 GAV established five years ago on the Issue Date, so there is no True Up.

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On the sixth Contract Anniversary the Contract Value determined at the end of prior Business Day is $108,000. The GAV Benefit guarantee is the $120,000 GAV established five years ago on the first Contract Anniversary, so we will True Up the Contract Value to equal this amount by applying $12,000 to the Investment Options.

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On the seventh Contract Anniversary the Contract Value determined at the end of prior Business Day is $122,000. The GAV Benefit guarantee is the $120,000 GAV established five years ago on second Contract Anniversary, so there is no True Up.

Application of the GAV Benefit in tabular form:
	CONTRACT VALUE	GAV	GAV BENEFIT GUARANTEE	TRUE UP	CONTRACT VALUE AFTER TRUE UP
Issue	$100,000	$100,000	-	-	$100,000
1st Contract Anniversary	$120,000	$120,000	-	-	$120,000
2nd Contract Anniversary	$115,000	$120,000	-	-	$115,000
3rd Contract Anniversary	$119,000	$120,000	-	-	$119,000
4th Contract Anniversary	$121,000	$121,000	-	-	$121,000
5th Contract Anniversary	$105,000	$121,000	$100,000	None	$105,000
6th Contract Anniversary	$108,000	$121,000	$120,000	$12,000	$120,000
7th Contract Anniversary	$122,000	$122,000	$120,000	None	$122,000
GAV TRANSFERS
There is no additional charge for the GAV Benefit. However, to maintain the guarantee provided by the GAV we monitor your Contract daily as it relates to the GAV and periodically transfer amounts between your selected Investment Options and the FPAs (GAV Transfers). You still have complete discretion over the selection of and allocation to the Investment Options for any portion of your Contract Value that is not required to be in the FPAs. Selecting Investment Options that have a higher volatility is likely to result in changes to Contract Value that, if negative, will, in turn increase the amount and/or frequency of GAV Transfers to the FPAs. If you allocate or transfer amounts to the FPAs, GAV Transfers to the FPAs will be less. If you transfer amounts out of the FPAs (subject to the GAV Fixed Account Minimum), GAV Transfers to the FPAs will be greater.
We determine the amount and timing of GAV Transfers between the Investment Options and the FPAs according to a mathematical model. This mathematical model will not change during the life of your Contract. We will transfer amounts to the FPAs proportionately from all of your selected Investment Options. We allocate GAV Transfers from the FPAs to the Investment Options according to your future Purchase Payment allocation instructions. GAV Transfers are not subject to any transfer fee and do not count against any free transfers we allow.
The mathematical model we use to determine GAV Transfers includes a number of interrelated factors. The following table sets forth the most influential of these factors and indicates how each one by itself could trigger a GAV Transfer.
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Change In One Factor, Assuming All Other Factors Remain Constant
Factor	Direction of the GAV Transfer
Contract Value increases	To the Investment Options
GAV increases	To the FPAS
Credited interest rate on the FPAs increases	To the Investment Options
Time until application of the GAV Benefit decreases	To the FPAS
The GAV Transfer amount varies depending on the magnitude and direction of the change in these factors and their impact on your Contract Value. Most importantly, GAV Transfers from the Investment Options to the FPAs occur as the Contract Value falls relative to the GAV. GAV Transfers to the FPAs generally first occur when the Contract Value drops below the most recently established GAV by 1% to 4%. If the Contract Value continues to fall, more GAV Transfers to the FPAs will occur. The amount of the first GAV Transfer to the FPAs is typically significant, and is typically 39% to 44% of your Contract Value. Subsequent GAV Transfers to the FPAs are typically 6% to 10% of your Contract Value. Concentrating Contract Value in Investment Options with higher volatility is likely to result in greater changes in Contract Value relative to the GAV. If those changes are negative, they will, in turn, result in higher amounts of and/or more frequent GAV Transfers to the FPAs. In addition, as the time remaining until application of the GAV True Up shortens, the frequency and amount of GAV Transfers to the FPAs will increase, particularly in poorly performing markets. Transactions you make (additional Purchase Payments, withdrawals and Partial Annuitizations) change the Contract Value relative to the GAV, and may also result in additional GAV Transfers.
We allocate GAV Transfers to the available FPA. In general, the Contract Value remains in the FPA until the performance of your Investment Options recovers sufficiently to support the True Up. In some instances, Contract Value will transfer out of the FPAs more slowly than it was transferred in, particularly as the time until the application of the True Up shortens. As this time shortens:
•	GAV Transfers to the FPAs become more likely, and
•	Contract Value relative to the GAV must increase in order for GAV Transfers from the FPAs to occur.
After the second Contract Anniversary, it is possible that substantially all of your Contract Value (for example, more than 95%) will be in the FPAs, especially approaching a Contract Anniversary when we may need to True Up your Contract Value to equal the GAV. This can be true even if your Contract Value exceeds the GAV.
The Daily Rebalancing Formula Under the Mathematical Model
To limit our exposure under the GAV Benefit, we make GAV Transfers of Contract Value from the Investment Options to the FPAs, to the extent called for by a mathematical model that will not change during the life of your Contract. We do this in order to minimize the need to provide a True Up, or to reduce the amount of any True Up. We determine a GAV for each Contract Anniversary and we may need to provide a True Up to any GAV established five or more Contract Years ago. When a True Up becomes more likely (including when your Contract Value is less than any GAV), the mathematical model tends to allocate more Contract Value to the FPAs. On the other hand, if Contract Value is much higher than the GAVs, then a True Up may not be necessary, and therefore, the mathematical model tends to allocate more Contract Value to the Investment Options.
Each Business Day the mathematical model computes a "target allocation," which is the portion of the Contract Value to be allocated to the Investment Options.
The target allocation depends on several factors – your current Contract Value compared to the GAV, the time until the GAV becomes available, and the interest rate credited to the FPAs. However, as time passes, these factors change. Therefore, the target allocation changes from one Business Day to the next.
The mathematical model could theoretically call for a daily reallocation of Contract Value so that your actual allocation between the Investment Options and FPAs always equals your target allocation. However, to avoid the constant reallocations that this approach would require, the model calls for a rebalancing only when the target allocation differs sufficiently from a “baseline allocation,” which is the target allocation determined at issue or upon the most recent GAV Transfer adjusted for performance.
At issue, the target and baseline allocations are the same. On each Business Day going forward the target allocation changes with the Contract’s changing characteristics, while the baseline allocation will not change until the first GAV
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

Transfer. When the target allocation to the Investment Options differs from the baseline allocation to the Investment Options by more than a specified margin:
•	we execute a GAV Transfer that makes you actual allocation equal to the target allocation, and
•	the mathematical model establishes a new baseline allocation to the Investment Options equal to the target allocation at the time of the GAV Transfer for use in future comparisons.
Your specified margin was set on the Issue Date and cannot change.
In practice, we find that no GAV Transfer to the FPAs occurs until the target allocation to the Investment Options has fallen to about 60% of Contract Value. Therefore, the initial GAV Transfer will transfer enough Contract Value so that approximately 40% of the Contract Value will be in the FPAs after the GAV Transfer.
Once the first GAV Transfer has occurred, if the target allocation to the Investment Options rises above the baseline allocation by more than the specified margin, we execute a GAV Transfer from the FPAs to the Investment Options. If the target allocation to the Investment Options falls below the baseline allocation by more than the specified margin, we execute a GAV Transfer from the Investment Options to the FPAs. As with the initial GAV Transfer, a subsequent GAV Transfer results in the establishment of a new baseline allocation equal to the target allocation at the time of the transfer for use in future comparisons. Subsequent GAV Transfers to the FPAs are typically 6% to 10% of your Contract Value.
See the SAI for more detail regarding the mathematical model, including the formula used to compute the target allocation on a daily basis.
•
We make GAV Transfers to and from the FPAs in order to support the GAV Benefit. You should view the GAV Benefit as a way to permit you to invest in the Investment Options to the extent permitted by the mathematical model, while still having your principal and some of your investment gains protected. You should not view the GAV Benefit as a “market timing” or other type of investment program designed to enhance your earnings under the Contract.

•
If we make GAV Transfers from your chosen Investment Options to the FPAs during a market downturn, less (or potentially none) of your Contract Value will be available to participate in any upside potential of any subsequent market recovery. This means that if most or all of your Contract Value is in the FPAs, a subsequent market recovery will benefit only that portion, if any, of your Contract Value remaining in the Investment Options. If a recovery is sustained enough to result in GAV Transfers from the FPAs back to your selected Investment Options, progressively more of your Contract Value may be able to participate in the recovery, but the Contract Value as a whole will always recover more slowly than had it been more fully allocated to the Investment Options. This may potentially provide less Contract Value to you than if your Contract did not include the GAV Benefit.

THE GAV FIXED ACCOUNT MINIMUM
The GAV Fixed Account Minimum is the amount of Contract Value we require to be in the FPAs to maintain the GAV Benefit’s guarantees. You can transfer amounts into or out of the FPAs subject to the GAV Fixed Account Minimum. You can only make a transfer from the FPAs that would reduce the amount in the FPAs below this minimum by resetting the GAV Benefit.
RESETTING THE GAV BENEFIT
Resets are not available for May 2005 Contracts and February 2007 Contracts issued in Alabama, Oregon, Pennsylvania, Utah, and Washington.

You may reset GAV Benefit provided the reset date is at least 90 days from any earlier reset date. Upon a reset, we transfer 100% of your Contract Value to the Investment Choices on the reset date according to your most recent allocation instructions unless you instruct us otherwise. If you reset the GAV Benefit, the first Contract Anniversary on which you can receive a True Up is the Contract Anniversary occurring five complete Contract Years after the reset date. This means you will not receive a True Up any time between the reset date and the next sixth Contract Anniversary after the reset date (or the next fifth Contract Anniversary if the reset date is a Contract Anniversary). The GAV on the reset date is the greater of:
•
the last GAV calculated before the reset date, plus any additional Purchase Payments received on or after the last GAV calculation, and minus any GAV adjusted partial withdrawals taken on or after that calculation, or

•	your Contract Value determined at the end of Business Day on the reset date.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

If your Contract Value on the reset date is less than the GAV, the GAV Transfers to the FPAs will occur more rapidly and at a larger amount than those for a new Contract with a Purchase Payment equal to the Contract Value on the reset date. This occurs because the guarantee available to you on the reset date is larger than the guarantees available for a new Contract.
On the Contract Anniversary that occurs on or immediately after the reset date, the new GAV is equal to the greater of:
•	the GAV established on the reset date, plus any additional Purchase Payments received on or after the reset date, and minus any GAV adjusted partial withdrawals taken on or after the reset date; or
•	your Contract Value determined at the end of prior Business Day before the current Contract Anniversary.
On each subsequent Contract Anniversary, we calculate the GAV as described under “Calculating the GAV” earlier in this section.
TRUE UPS
We allocate any True Up to your Investment Options in proportion to the amount of Separate Account Value in each Investment Option. True Ups become part of your Contract Value which is available for immediate withdrawal, and immediately begin to participate in the investment performance of those Investment Options. For tax purposes, we treat True Ups as earnings under the Contract. However, if your Contract Value at the time of a True Up is less than your net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the True Up as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is no different then when the Contract Value is less than your net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 7, Expenses – Withdrawal Charge.
WHEN THE GAV BENEFIT ENDS
The GAV Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day the Contract ends.

11.B	GUARANTEED WITHDRAWAL BENEFIT (GWB)

The GWB provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary. The GWB is not available before the second Contract Anniversary.
The GWB value is equal to total Purchase Payments less GWB adjusted partial withdrawals (see the GWB adjusted partial withdrawal formula later in this section). The maximum amount available for GWB withdrawals each Contract Year is the lesser of:
•	12% of your total Purchase Payments before any MVA (the partial withdrawal privilege amount), or
•	the remaining GWB value.
Any unused GWB withdrawal amount in one Contract Year is not added to the amount available next year. We will not deduct a withdrawal charge from amounts withdrawn under the GWB. GWB withdrawals do not reduce the Withdrawal Charge Basis, but withdrawals in excess of the annual maximum GWB withdrawal amount are subject to a withdrawal charge and reduce the Withdrawal Charge Basis. GWB withdrawals reduce your partial withdrawal privilege. We treat GWB withdrawals as withdrawals for tax purposes and if any Owner is younger than age 59½, a GWB withdrawal may also be subject to a 10% additional federal tax.
You can continue to take GWB withdrawals until you have withdrawn all of the GWB value. This means that during the Accumulation Phase if your Contract Value is reduced to zero due to poor performance, your Contract will continue until you have withdrawn all the Purchase Payments less GWB adjusted partial withdrawals.
•	Withdrawals (including Partial Annuitizations) you take in excess of the maximum GWB withdrawal amount in a Contract Year may reduce the GWB value by more than the amount withdrawn or annuitized.
•	GWB withdrawals taken from the FPAs may be affected by the MVA (which can be negative).

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

GWB Adjusted Partial Withdrawal Formula
For each withdrawal or traditional Partial Annuitization taken before the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to: PW x GWBV
For each withdrawal or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to: GWBA + (RPWA x GWBV)
For each GMIB Partial Annuitization a GWB adjusted partial withdrawal is equal to:	GMIBPA x GWB1
GMIB

PW	=	The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
GWBA	=
The amount of the partial withdrawal* (before any MVA) that, together with any previous partial withdrawals* taken during the Contract Year, does not exceed the maximum allowable GWB withdrawal for the Contract Year. However, if you take any traditional Partial Annuitization the entire amount of any Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPWA portion of this formula.
*  Includes GWB withdrawals.

RPWA	=	The remaining amount of the partial withdrawal including any applicable withdrawal charge, but before any MVA.
GWBV	=	The greater of one, or the ratio of (a) divided by (b) where:
(a) = The remaining GWB value on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
(b) = The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal adjusted for any applicable MVA.
GMIBPA	=	The amount of the GMIB value applied to a GMIB Partial Annuitization.
GMIB	=	The GMIB value on the day of (but before) the GMIB Partial Annuitization
GWB1	=	The remaining GWB value on the day of (but before) the GMIB Partial Annuitization.
GWB Adjusted Partial Withdrawal Example
•	You purchased a February 2007 Contract and selected the Living Guarantees. You made only one initial Purchase Payment of $100,000.
•	The GWB value at issue is equal to the total Purchase Payments less GWB adjusted partial withdrawals, which is $100,000.
•	The maximum amount you can withdraw under the GWB after the second Contract Anniversary is 12% of the total Purchase Payments before any MVA, which is 0.12 x $100,000 = $12,000.
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During the third Contract Year you take a partial withdraw of $13,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $95,000. There is no MVA on the partial withdrawal.

We calculate the GWB adjusted partial withdrawal as: GWBA + (RPWA x GWBV), where:
GWBA	=	The amount of the partial withdrawal that does not exceed the maximum allowable GWB withdrawal for the Contract Year…………………………………………………………………………………………….		$12,000
RPWA	=	The remaining amount of the partial withdrawal (including any withdrawal charge) = $13,000 – $12,000 = …………………………………………………………………………………………….		+ ($1,000
GWBV	=	The greater of one, or the ratio of (a) divided by (b), where:
		(a) The remaining GWB value on the day of (but before) the partial withdrawal…………..	$100,000
		(b) The Contract Value on the day of (but before) the partial withdrawal…………………...	÷ $95,000
			1.052632
		GWBV……………………………………………………………………………………………………………..		x 1.052632)
GWB adjusted partial withdrawal……………………………………………………………………………………………..				$13,053

After this partial withdrawal, the remaining GWB value is $100,000 – $13,053 = …………………………………………				$86,947
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During the fourth Contract Year you take another partial withdrawal of $14,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $92,500. There is no MVA on the partial withdrawal.

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

We calculate the GWB adjusted partial withdrawal as: GWBA + (RPWA x GWBV), where:
GWBA	=	The amount of the partial withdrawal that does not exceed the maximum allowable GWB withdrawal for the Contract Year		$12,000
RPWA	=	The remaining amount of the partial withdrawal (including any withdrawal charge) = $14,000 – $12,000 =		+ ($2,000
GWBV	=	The greater of one, or the ratio of (a) divided by (b), where:
		(a) The remaining GWB value on the day of (but before) the partial withdrawal	$88,947
		(b) The Contract Value on the day of (but before) the partial withdrawal	÷ $92,500
			0.961589
		GWBV		x 1)
GWB adjusted partial withdrawal				$14,000

After this partial withdrawal, the remaining GWB value is $86,947 – $14,000 =				$72,947
WHEN THE GWB ENDS
The GWB ends upon the earliest of the following.
•	The GWB value is zero.
•	The Business Day before the Income Date that you take a Full Annuitization.
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Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse continues this Contract, the GWB also continues.

•	The Business Day the Contract ends.

11.C	GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

The GMIB not be available depending on the state where your Contract was issued. For more information, please refer to your Contract.

In most states, if you selected the Living Guarantees your Contract includes the GMIB. The GMIB provides guaranteed minimum fixed income for life in the form of Annuity Payments (GMIB Payments) beginning on the fifth Contract Anniversary. The GMIB is not available before the fifth Contract Anniversary.
GMIB Payments are equal to the guaranteed fixed payout rates applied to the GMIB value. You can always take Traditional Annuity Payments based on your Contract Value two years or more after the Issue Date, but if you do that, you cannot use the GMIB. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment.
In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the five-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments begin after your request has been received in Good Order at our Service Center. We make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we make payment to you on the next Business Day.
The GMIB applies only under the following circumstances.
•	Your Income Date must be within 30 days following a Contract Anniversary beginning with the fifth Contract Anniversary.
•	GMIB Payments are only available as fixed payments regardless of the Annuity Option you select.
•	You must select a lifetime income Annuity Option (Annuity Options 1-5).
•	Partial Annuitization(s) of the GMIB value are only available if the GMIB value is greater than the Contract Value and you select Annuity Options 1, 2, or 5.
If you exercise the GMIB under a Full Annuitization:
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

•	The Accumulation Phase and your selected death benefit ends on the Business Day before the Income Date, and the Annuity Phase begins on the Income Date.
•
The M&E charge does not apply to any portion(s) of the Contract applied to GMIB Payments. However, any portion of the Contract previously applied to variable Traditional Annuity Payments continues to be subject continues to be subject to the appropriate M&E charge (see section 7, Expenses).

If you exercise the GMIB under a Partial Annuitization:
•	The Annuity Phase begins and the Accumulation Phase continues.
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The portion of the Contract that you apply to the GMIB is no longer subject to the M&E charge, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate M&E charge (see section 7, Expenses).

•	You can make additional Purchase Payments to the portion of the Contract is still in the Accumulation Phase if your Contract was issued in Connecticut, Florida, or New Jersey.
•	The Partial Annuitization reduces the Contract Value, but GMIB Payments do not reduce the Contract Value available for any portion of the Contract that is still in the Accumulation Phase.
•	The Partial Annuitization reduces the guaranteed death benefit value proportionately by the percentage of GMIB value you apply to the GMIB.
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and either when the guaranteed period expires, or when we pay any final lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
The GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

CALCULATING THE GMIB VALUE
If the older Owner was age 80 on the Issue Date, your GMIB value before the date of your death is equal to the total Purchase Payments received reduced for each partial withdrawal (see the GMIB adjusted partial withdrawal formula later in this section).
If all Owners were age 79 or younger on the Issue Date, your GMIB value before the date of your death is equal to the greater of:
•	total Purchase Payments received reduced for each partial withdrawal (see the GMIB adjusted partial withdrawal formula later in this section), or
•	the Maximum Anniversary Value.
Withdrawals include all withdrawals (even penalty-free withdrawals) and any withdrawal charges, and Partial Annuitizations; but not amounts we withdraw for the transfer fee, or contract maintenance charge. Withdrawals may reduce the guaranteed death benefit value by more than the amount withdrawn or annuitized.

Calculating the Maximum Anniversary Value (MAV)
The MAV was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the MAV as follows:
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it for each partial withdrawal (see the GMIB adjusted partial withdrawal formula later in this section).
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value using values determined at the end of prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

The end date occurs on the older Owner’s 81st birthday, or the Annuitant’s 81st birthday if the Contract is owned by a non-individual.
GMIB Adjusted Partial Withdrawals
GMIB Partial Annuitizations reduce the GMIB value by the dollar amount applied to the GMIB Payments.
For each withdrawal or Partial Annuitization taken as Traditional Annuity Payments before the second Contract Anniversary, a GMIB adjusted partial withdrawal is equal to: PW x GMIB
For each withdrawal or Partial Annuitization taken as Traditional Annuity Payments on or after the second Contract Anniversary, a GMIB adjusted partial withdrawal is equal to: FPW + (RPW x GMIB)
PW	=	The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
FPW	=
The amount of the partial withdrawal (before any MVA) that, together with any other previous partial withdrawals taken during the Contract Year, does not exceed 12% of total Purchase Payments received (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPW portion of this formula.

RPW	=	The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.
GMIB	=	The greater of one, or the ratio of (a) divided by (b) where:
(a) = The GMIB value on the day of (but before) the partial withdrawal.
(b) = The Contract Value on the day of (but before) the partial withdrawal or traditional Partial Annuitization, adjusted for any applicable MVA.
Please see Appendix B for examples of calculations of the GMIB value.
WHEN THE GMIB BENEFIT ENDS
The GMIB ends upon the earliest of the following.
•	The Income Date that you take a Full Annuitization.
•	The Business Day the Contract ends.

12.	TAXES

This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the SAI, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.
QUALIFIED AND NON-QUALIFIED CONTRACTS
Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an IRA.
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve-month period from all of the IRAs you currently own.
We previously offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

Inherited IRA	Must have the same individual as Owner and Annuitant. The deceased owner of the previously held tax-qualified arrangement will also be listed in the titling of the Contract.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
TAXATION OF ANNUITY CONTRACTS
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
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When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
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Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

•
If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.

•
If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.

•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•
If you take out earnings before age 59 ½, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.

•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•
If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.

•
Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.

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Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.

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When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.

TAXATION OF GMIB PAYMENTS
We treat GMIB Payments as Annuity Payments for tax purposes and they are not generally subject to the 10% additional federal tax.
For GMIB Payments from a Non-Qualified Contract, you receive the benefit of the exclusion ratio, and we treat each GMIB Payment partly as taxable earnings and partly as non-taxable return of Purchase Payments. However, the full amount of each GMIB Payment is subject to tax as ordinary income once we have paid out all of your Purchase Payments under a Full Annuitization, or all of your Purchase Payments attributable to a Partial Annuitization. For more information on Partial Annuitizations, please see section 9. For Qualified Contracts, the entire GMIB Payment most likely is subject to tax as ordinary income.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.	OTHER INFORMATION

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We currently offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.
DISTRIBUTION
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of our products. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell our products on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of our products. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and charges imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of our products may receive payments from us for administrative and other services that do not directly involve sales of our products, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
The Investment Options may assess a Rule 12b-1 fee. These fees are paid to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to ALFS or its affiliates.
ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower administrative expenses or better than expected mortality or persistency experience.
ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	maintenance of the Contracts,
•	maintenance of Owner records, and
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total) and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
FINANCIAL STATEMENTS
The statutory financial statements of Allianz Life have been included or incorporated by reference in Part C of the Registration Statement. The statutory financial statements of the Separate Account have been included in the SAI.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

14.	PRIVACY NOTICE

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
800.328.5600
Your privacy is a high priority for Allianz (“we” or “our”). This Privacy Notice outlines our principles for collecting, using and protecting information that we maintain about you. This Privacy Notice is also displayed on our website at www.allianzlife.com.
Information about you that Allianz collects
We collect information about you so that we can process the insurance transactions you request and administer or service your policy. We also collect information to inform you of new products and services and to engage in studies or research relating to our business. We limit the information collected to what is needed for our business purposes. We may collect your information from the following sources.
•
From you, either directly or through our financial professionals. This may include information provided on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, social security number, address, telephone number and e-mail address.

•	From others, through the process of issuing a policy or handling a claim. This may include information from consumer reporting agencies and medical or accident reports.
•	From your doctor or during a home visit by a health care professional. This may include your health records gathered with your written consent.
•	From your relationship with us. For example, this may include the number of years you have been a customer or the types of products you have purchased.
•	From data brokers that collect publicly available information about you. This includes household information, financial transactions, and social media activity.
Information about you that Allianz shares
We do not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share the information we collect about you as follows.
•	With people and entities when we have your consent to share your information.
•	With our affiliates and other third parties in order to process your application, or administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to decide eligibility for a policy or to process transactions you request.
•	With our financial professionals so that they can service your policy. They may also inform you of other Allianz products and services that may be of interest to you.
•	With health care providers in order to process your claim.
•
As required or otherwise permitted by law. This may include sharing information with state insurance agencies, law enforcement, and other government officials. We may also share your information to respond to subpoenas, court orders and other legal requests.

•	With research groups to conduct studies on our business to improve the products and services we offer.
•	To inform you of products and services that may be of interest to you. These communications may be made by us, our financial professionals, or through third parties.
•	With our affiliates so they can market their products and services to you. State insurance laws do not allow you to restrict this disclosure.
Allianz does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain your “opt in election,” “opt out election” or authorization.
Allianz policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it for our business purposes. We protect your information using safeguards that comply with applicable federal and state law. This includes
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

measures that are administrative, physical, and technical in nature. We use reasonable measures to secure our websites and protect the information that may be shared over these sites.
Your ability to access and correct your information
You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. You may also write to us and ask about disclosure(s) of your information made within the last two (2) years. If you wish to review your information, please write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
Please provide your full name, address and policy number(s) in your written request. For your protection, please have your request notarized. We reserve the right to ask for additional verification of your identity.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, you may write to us at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so you can contact them directly.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to implementing any changes.
For more information or if you have questions
If you have any questions or concerns about our privacy practices, please call the Corporate Compliance Privacy Office at 800.328.5600, contact us via the secured website, or write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
This Privacy Notice is being provided on behalf of the following companies:
•	Allianz Life Insurance Company of North America
•	Allianz Life Financial Services, LLC
M40018 (R-09/2019)
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

15.	TABLE OF CONTENTS OF THE SAI

Allianz Life……………………………………………..……	2	Multiple Contracts……………………………………	10
Experts………………………………………………………	2	Partial 1035 Exchanges………………………….…	10
Legal Opinions……………………………………..………	3	Assignments, Pledges and Gratuitous Transfers....	10
Distributor……………………………………………………	3	Death Benefits………………………………………...	11
Administrative Service Fees…………………………….	3	Spousal Continuation and the Federal Defense of Marriage Act (DOMA)……………………………..	11
Federal Tax Status………………………………………	4	Federal Estate Taxes………………………………...	11
Annuity Contracts in General…………………………	4	Generation-Skipping Transfer Tax………………….	11
Taxation of Annuity Contracts in General ...…….….	4	Foreign Tax Credits…………………………………..	11
Qualified Contracts..…………………………………..	4	Possible Tax Law Changes………………………….	11
Distributions Qualified Contracts…………………..…	6	Guaranteed Account Value (GAV) Transfers…….…	12
Distributions Non-Qualified Contracts…………………	8	Annuity Payments………………………………..........	19
Required Distributions…………………………………	9	Annuity Payment Options……………………………	19
Diversification…………………………………………..	9	Annuity Units/Calculating Variable Annuity Payments…………………………………………..	21
Owner Control…………………………………………..	9	Financial Statements………………………………….	21
Contracts Owned by Non-Individuals………………..	10	Appendix A – Death of the Owner and/or Annuitant	22
Annuity Purchases by Nonresident Aliens and Foreign Corporations……………………………….	10	Appendix B – Condensed Financial Information…	25
Income Tax Withholding……………………………	10	Appendix C – Allianz Life Variable Account B Financial Statements…………………………………	41
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

APPENDIX A – CONDENSED FINANCIAL INFORMATION

The statutory financial statements of Allianz Life Insurance Company of North America are included or incorporated by reference in Part C of the Registration Statement.
AUV information as of December 31, 2019 corresponding to the 1.25% M&E charge for the February 2007 Contracts and the Original Contracts issued on or after June 22, 2007 with the Traditional GMDB, and the 1.60% M&E charge for Original Contracts issued on or after June 22, 2007 and May 2005 Contracts with the Enhanced GMDB is listed in the tables below. You can find AUV information for other M&E charges as of December 31, 2019 in Appendix B of the SAI, which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Appendix C of the SAI.
Lowest and Highest Combination of Benefit Options	M&E Charge
February 2007 Contracts and Original Contracts issued on or after June 22, 2007 with Traditional GMDB	1.25%
Original Contracts issued before June 22, 2007 and May 2005 Contracts with Enhanced GMDB	1.60%
(Number of accumulation units in thousands)
M&E CHARGE 1.25%				M&E CHARGE 1.60%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Balanced Index Strategy Fund
12/31/2010	10.038	10.954	313	12/31/2010	10.031	10.908	9
12/31/2011	10.954	11.078	252	12/31/2011	10.908	10.994	5
12/31/2012	11.078	12.066	268	12/31/2012	10.994	11.932	21
12/31/2013	12.066	13.457	320	12/31/2013	11.932	13.261	33
12/31/2014	13.457	14.102	296	12/31/2014	13.261	13.848	43
12/31/2015	14.102	13.928	228	12/31/2015	13.848	13.630	60
12/31/2016	13.928	14.685	138	12/31/2016	13.630	14.319	106
12/31/2017	14.685	16.171	115	12/31/2017	14.319	15.714	104
12/31/2018	16.171	15.272	93	12/31/2018	15.714	14.788	78
12/31/2019	15.272	17.683	113	12/31/2019	14.788	17.063	63
AZL DFA Five-Year Global Fixed Income Fund
12/31/2017	N/A	9.907	0	12/31/2017	N/A	9.815	4
12/31/2018	9.907	9.898	0	12/31/2018	9.815	9.771	3
12/31/2019	9.898	10.117	9	12/31/2019	9.771	9.953	2
AZL DFA Multi-Strategy Fund
12/31/2010	10.070	11.279	297	12/31/2010	10.063	11.232	40
12/31/2011	11.279	11.140	198	12/31/2011	11.232	11.055	48
12/31/2012	11.140	12.467	270	12/31/2012	11.055	12.329	93
12/31/2013	12.467	14.907	363	12/31/2013	12.329	14.690	126
12/31/2014	14.907	15.683	297	12/31/2014	14.690	15.400	126
12/31/2015	15.683	15.384	215	12/31/2015	15.400	15.054	136
12/31/2016	15.384	16.610	165	12/31/2016	15.054	16.197	127
12/31/2017	16.610	18.486	149	12/31/2017	16.197	17.963	116
12/31/2018	18.486	17.177	80	12/31/2018	17.963	16.633	85
12/31/2019	17.177	19.775	89	12/31/2019	16.633	19.082	84
AZL Fidelity Institutional Asset Management Total Bond Fund
12/31/2016	N/A	10.111	133	12/31/2016	N/A	10.117	284
12/31/2017	10.111	10.413	106	12/31/2017	10.117	10.383	256
12/31/2018	10.413	10.154	65	12/31/2018	10.383	10.089	199
12/31/2019	10.154	11.059	69	12/31/2019	10.089	10.949	197

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

M&E CHARGE 1.25%				M&E CHARGE 1.60%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Government Money Market Fund
12/31/2010	11.273	11.133	1814	12/31/2010	10.891	10.719	965
12/31/2011	11.133	10.996	1434	12/31/2011	10.719	10.550	777
12/31/2012	10.996	10.858	2100	12/31/2012	10.550	10.382	1703
12/31/2013	10.858	10.724	2357	12/31/2013	10.382	10.217	1591
12/31/2014	10.724	10.591	1753	12/31/2014	10.217	10.056	1251
12/31/2015	10.591	10.460	1179	12/31/2015	10.056	9.897	1131
12/31/2016	10.460	10.331	844	12/31/2016	9.897	9.740	998
12/31/2017	10.331	10.208	639	12/31/2017	9.740	9.591	829
12/31/2018	10.208	10.183	512	12/31/2018	9.591	9.533	647
12/31/2019	10.183	10.196	531	12/31/2019	9.533	9.513	448
AZL International Index Fund
12/31/2010	9.763	10.328	61	12/31/2010	9.757	10.285	37
12/31/2011	10.328	8.897	37	12/31/2011	10.285	8.829	17
12/31/2012	8.897	10.371	87	12/31/2012	8.829	10.255	23
12/31/2013	10.371	12.429	120	12/31/2013	10.255	12.248	56
12/31/2014	12.429	11.516	82	12/31/2014	12.248	11.308	23
12/31/2015	11.516	11.215	61	12/31/2015	11.308	10.975	21
12/31/2016	11.215	11.117	575	12/31/2016	10.975	10.840	1360
12/31/2017	11.117	13.698	549	12/31/2017	10.840	13.311	1295
12/31/2018	13.698	11.627	280	12/31/2018	13.311	11.259	942
12/31/2019	11.627	13.945	334	12/31/2019	11.259	13.456	942
AZL Mid Cap Index Fund
12/31/2010	N/A	10.681	332	12/31/2010	N/A	10.656	20
12/31/2011	10.681	10.304	244	12/31/2011	10.656	10.244	18
12/31/2012	10.304	11.927	306	12/31/2012	10.244	11.816	39
12/31/2013	11.927	15.632	393	12/31/2013	11.816	15.432	96
12/31/2014	15.632	16.860	331	12/31/2014	15.432	16.586	77
12/31/2015	16.860	16.206	228	12/31/2015	16.586	15.887	60
12/31/2016	16.206	19.129	365	12/31/2016	15.887	18.687	488
12/31/2017	19.129	21.887	331	12/31/2017	18.687	21.307	472
12/31/2018	21.887	19.161	148	12/31/2018	21.307	18.587	336
12/31/2019	19.161	23.706	183	12/31/2019	18.587	22.916	362
AZL Moderate Index Strategy Fund
12/31/2010	11.761	12.979	229	12/31/2010	11.530	12.679	137
12/31/2011	12.979	12.539	170	12/31/2011	12.679	12.207	91
12/31/2012	12.539	13.857	228	12/31/2012	12.207	13.442	428
12/31/2013	13.857	17.060	267	12/31/2013	13.442	16.492	507
12/31/2014	17.060	18.280	225	12/31/2014	16.492	17.610	428
12/31/2015	18.280	17.608	161	12/31/2015	17.610	16.903	309
12/31/2016	17.608	18.938	108	12/31/2016	16.903	18.116	271
12/31/2017	18.938	21.191	96	12/31/2017	18.116	20.201	265
12/31/2018	21.191	19.844	65	12/31/2018	20.201	18.850	190
12/31/2019	19.844	23.384	68	12/31/2019	18.850	22.136	170
AZL MSCI Emerging Markets Equity Index Fund
12/31/2010	10.873	12.070	420	12/31/2010	10.734	11.874	216
12/31/2011	12.070	9.861	202	12/31/2011	11.874	9.667	107
12/31/2012	9.861	11.787	315	12/31/2012	9.667	11.515	382
12/31/2013	11.787	11.396	352	12/31/2013	11.515	11.094	462
12/31/2014	11.396	10.668	269	12/31/2014	11.094	10.348	400
12/31/2015	10.668	9.178	172	12/31/2015	10.348	8.872	284
12/31/2016	9.178	9.960	119	12/31/2016	8.872	9.595	256
12/31/2017	9.960	13.440	161	12/31/2017	9.595	12.901	347
12/31/2018	13.440	11.220	65	12/31/2018	12.901	10.733	243
12/31/2019	11.220	12.985	86	12/31/2019	10.733	12.377	240

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

M&E CHARGE 1.25%				M&E CHARGE 1.60%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL MVP Balanced Index Strategy Fund
12/31/2015	N/A	12.300	13	12/31/2015	N/A	12.131	1
12/31/2016	12.300	12.951	28	12/31/2016	12.131	12.727	2
12/31/2017	12.951	14.248	14	12/31/2017	12.727	13.953	11
12/31/2018	14.248	13.445	12	12/31/2018	13.953	13.121	7
12/31/2019	13.445	15.524	12	12/31/2019	13.121	15.097	2
AZL MVP Fusion Dynamic Balanced Fund
12/31/2010	10.912	11.970	1460	12/31/2010	10.735	11.734	231
12/31/2011	11.970	11.715	1060	12/31/2011	11.734	11.444	92
12/31/2012	11.715	12.887	1304	12/31/2012	11.444	12.545	429
12/31/2013	12.887	14.184	1457	12/31/2013	12.545	13.760	490
12/31/2014	14.184	14.651	1217	12/31/2014	13.760	14.163	471
12/31/2015	14.651	14.215	870	12/31/2015	14.163	13.693	387
12/31/2016	14.215	14.870	560	12/31/2016	13.693	14.274	323
12/31/2017	14.870	16.482	459	12/31/2017	14.274	15.766	309
12/31/2018	16.482	15.397	297	12/31/2018	15.766	14.677	237
12/31/2019	15.397	17.602	300	12/31/2019	14.677	16.720	236
AZL MVP Fusion Dynamic Moderate Fund
12/31/2010	10.564	11.658	2349	12/31/2010	10.392	11.428	338
12/31/2011	11.658	11.186	1461	12/31/2011	11.428	10.928	241
12/31/2012	11.186	12.431	2020	12/31/2012	10.928	12.101	1158
12/31/2013	12.431	14.139	2488	12/31/2013	12.101	13.716	1225
12/31/2014	14.139	14.555	1956	12/31/2014	13.716	14.070	1143
12/31/2015	14.555	14.070	1406	12/31/2015	14.070	13.554	975
12/31/2016	14.070	14.552	883	12/31/2016	13.554	13.969	755
12/31/2017	14.552	16.381	698	12/31/2017	13.969	15.670	686
12/31/2018	16.381	15.131	428	12/31/2018	15.670	14.423	508
12/31/2019	15.131	17.529	439	12/31/2019	14.423	16.651	526
AZL MVP Growth Index Strategy Fund
12/31/2015	N/A	13.479	4	12/31/2015	N/A	13.292	2
12/31/2016	13.479	14.216	772	12/31/2016	13.292	13.970	759
12/31/2017	14.216	16.281	666	12/31/2017	13.970	15.944	710
12/31/2018	16.281	15.041	386	12/31/2018	15.944	14.678	509
12/31/2019	15.041	17.902	375	12/31/2019	14.678	17.409	500
AZL Russell 1000 Growth Index Fund
12/31/2016	N/A	18.959	359	12/31/2016	N/A	19.035	874
12/31/2017	18.959	24.133	303	12/31/2017	19.035	24.145	831
12/31/2018	24.133	23.321	159	12/31/2018	24.145	23.251	595
12/31/2019	23.321	31.157	169	12/31/2019	23.251	30.955	552
AZL Russell 1000 Value Index Fund
12/31/2016	N/A	17.972	238	12/31/2016	N/A	18.030	1358
12/31/2017	17.972	20.060	197	12/31/2017	18.030	20.054	1150
12/31/2018	20.060	18.082	103	12/31/2018	20.054	18.013	832
12/31/2019	18.082	22.475	116	12/31/2019	18.013	22.312	793
AZL S&P 500 Index Fund – Class 2
12/31/2010	7.544	8.536	881	12/31/2010	7.474	8.427	397
12/31/2011	8.536	8.561	604	12/31/2011	8.427	8.423	255
12/31/2012	8.561	9.758	1038	12/31/2012	8.423	9.566	865
12/31/2013	9.758	12.687	1538	12/31/2013	9.566	12.394	1289
12/31/2014	12.687	14.174	1355	12/31/2014	12.394	13.798	1051
12/31/2015	14.174	14.130	893	12/31/2015	13.798	13.708	921
12/31/2016	14.130	15.553	1080	12/31/2016	13.708	15.035	1693
12/31/2017	15.553	18.641	921	12/31/2017	15.035	17.957	1476
12/31/2018	18.641	17.517	474	12/31/2018	17.957	16.815	1107
12/31/2019	17.517	22.643	612	12/31/2019	16.815	21.660	1042

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

M&E CHARGE 1.25%				M&E CHARGE 1.60%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL S&P 500 Index Fund – Class 1
12/31/2016	N/A	N/A	N/A	12/31/2016	N/A	14.651	173
12/31/2017	N/A	N/A	N/A	12/31/2017	14.651	17.535	143
12/31/2018	N/A	N/A	N/A	12/31/2018	17.535	16.456	108
12/31/2019	N/A	N/A	N/A	12/31/2019	16.456	21.260	80
AZL Small Cap Stock Index Fund
12/31/2010	7.852	9.731	284	12/31/2010	7.779	9.607	227
12/31/2011	9.731	9.639	167	12/31/2011	9.607	9.482	170
12/31/2012	9.639	11.024	203	12/31/2012	9.482	10.807	543
12/31/2013	11.024	15.308	444	12/31/2013	10.807	14.955	677
12/31/2014	15.308	15.910	215	12/31/2014	14.955	15.488	526
12/31/2015	15.910	15.320	169	12/31/2015	15.488	14.862	419
12/31/2016	15.320	19.019	408	12/31/2016	14.862	18.386	1028
12/31/2017	19.019	21.178	376	12/31/2017	18.386	20.401	951
12/31/2018	21.178	19.046	174	12/31/2018	20.401	18.283	696
12/31/2019	19.046	22.984	205	12/31/2019	18.283	21.986	682
AZL T. Rowe Price Capital Appreciation Fund
12/31/2010	10.465	11.580	548	12/31/2010	10.031	11.061	493
12/31/2011	11.580	10.957	345	12/31/2011	11.061	10.429	422
12/31/2012	10.957	12.153	487	12/31/2012	10.429	11.527	1478
12/31/2013	12.153	15.596	648	12/31/2013	11.527	14.740	1963
12/31/2014	15.596	17.215	527	12/31/2014	14.740	16.214	1608
12/31/2015	17.215	17.863	443	12/31/2015	16.214	16.765	1364
12/31/2016	17.863	19.024	316	12/31/2016	16.765	17.793	1165
12/31/2017	19.024	21.614	369	12/31/2017	17.793	20.145	1091
12/31/2018	21.614	21.424	208	12/31/2018	20.145	19.898	834
12/31/2019	21.424	26.317	227	12/31/2019	19.898	24.356	783
BlackRock Global Allocation V.I. Fund
12/31/2010	9.466	10.261	748	12/31/2010	9.411	10.166	165
12/31/2011	10.261	9.765	622	12/31/2011	10.166	9.641	120
12/31/2012	9.765	10.604	682	12/31/2012	9.641	10.432	255
12/31/2013	10.604	11.982	763	12/31/2013	10.432	11.747	320
12/31/2014	11.982	12.062	709	12/31/2014	11.747	11.784	277
12/31/2015	12.062	11.793	533	12/31/2015	11.784	11.481	194
12/31/2016	11.793	12.090	359	12/31/2016	11.481	11.728	208
12/31/2017	12.090	13.577	249	12/31/2017	11.728	13.125	191
12/31/2018	13.577	12.391	162	12/31/2018	13.125	11.937	143
12/31/2019	12.391	14.410	164	12/31/2019	11.937	13.833	103
Davis VA Financial Portfolio
12/31/2010	11.832	12.982	93	12/31/2010	11.309	12.365	86
12/31/2011	12.982	11.801	60	12/31/2011	12.365	11.201	53
12/31/2012	11.801	13.848	61	12/31/2012	11.201	13.097	147
12/31/2013	13.848	17.951	71	12/31/2013	13.097	16.919	179
12/31/2014	17.951	20.005	56	12/31/2014	16.919	18.789	138
12/31/2015	20.005	20.153	36	12/31/2015	18.789	18.862	109
12/31/2016	20.153	22.739	23	12/31/2016	18.862	21.208	91
12/31/2017	22.739	27.267	27	12/31/2017	21.208	25.343	127
12/31/2018	27.267	24.053	16	12/31/2018	25.343	22.277	96
12/31/2019	24.053	29.897	18	12/31/2019	22.277	27.592	89
Franklin Allocation VIP Fund
12/31/2010	7.538	8.207	619	12/31/2010	7.472	8.108	97
12/31/2011	8.207	7.981	375	12/31/2011	8.108	7.856	39
12/31/2012	7.981	9.090	440	12/31/2012	7.856	8.916	86
12/31/2013	9.090	11.110	572	12/31/2013	8.916	10.860	104
12/31/2014	11.110	11.285	487	12/31/2014	10.860	10.992	95
12/31/2015	11.285	10.452	272	12/31/2015	10.992	10.146	61
12/31/2016	10.452	11.683	180	12/31/2016	10.146	11.301	49
12/31/2017	11.683	12.920	170	12/31/2017	11.301	12.454	52
12/31/2018	12.920	11.528	92	12/31/2018	12.454	11.073	39
12/31/2019	11.528	13.645	107	12/31/2019	11.073	13.061	41
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

M&E CHARGE 1.25%				M&E CHARGE 1.60%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
Franklin Income VIP Fund
12/31/2010	46.408	51.640	389	12/31/2010	42.932	47.605	139
12/31/2011	51.640	52.216	251	12/31/2011	47.605	47.968	99
12/31/2012	52.216	58.088	437	12/31/2012	47.968	53.175	390
12/31/2013	58.088	65.363	590	12/31/2013	53.175	59.626	466
12/31/2014	65.363	67.531	436	12/31/2014	59.626	61.388	383
12/31/2015	67.531	61.988	264	12/31/2015	61.388	56.152	281
12/31/2016	61.988	69.802	192	12/31/2016	56.152	63.010	245
12/31/2017	69.802	75.605	158	12/31/2017	63.010	68.011	229
12/31/2018	75.605	71.448	93	12/31/2018	68.011	64.045	161
12/31/2019	71.448	81.891	98	12/31/2019	64.045	73.150	156
Franklin Mutual Shares VIP Fund
12/31/2010	18.985	20.848	705	12/31/2010	18.011	19.709	260
12/31/2011	20.848	20.375	427	12/31/2011	19.709	19.195	222
12/31/2012	20.375	22.986	787	12/31/2012	19.195	21.580	829
12/31/2013	22.986	29.116	1054	12/31/2013	21.580	27.239	1016
12/31/2014	29.116	30.802	740	12/31/2014	27.239	28.715	782
12/31/2015	30.802	28.918	484	12/31/2015	28.715	26.865	583
12/31/2016	28.918	33.145	331	12/31/2016	26.865	30.684	484
12/31/2017	33.145	35.466	286	12/31/2017	30.684	32.719	445
12/31/2018	35.466	31.848	157	12/31/2018	32.719	29.277	305
12/31/2019	31.848	38.552	170	12/31/2019	29.277	35.316	305
Franklin Rising Dividends VIP Fund
12/31/2010	31.669	37.732	28	12/31/2010	29.321	34.812	86
12/31/2011	37.732	39.500	24	12/31/2011	34.812	36.316	73
12/31/2012	39.500	43.672	28	12/31/2012	36.316	40.011	231
12/31/2013	43.672	55.934	68	12/31/2013	40.011	51.066	296
12/31/2014	55.934	60.058	49	12/31/2014	51.066	54.639	239
12/31/2015	60.058	57.148	25	12/31/2015	54.639	51.810	190
12/31/2016	57.148	65.492	23	12/31/2016	51.810	59.167	164
12/31/2017	65.492	77.977	17	12/31/2017	59.167	70.202	157
12/31/2018	77.977	73.096	8	12/31/2018	70.202	65.576	117
12/31/2019	73.096	93.290	9	12/31/2019	65.576	83.400	107
Franklin U.S. Government Securities VIP Fund
12/31/2010	29.159	30.318	293	12/31/2010	26.918	27.890	197
12/31/2011	30.318	31.643	224	12/31/2011	27.890	29.008	114
12/31/2012	31.643	31.837	222	12/31/2012	29.008	29.083	262
12/31/2013	31.837	30.738	182	12/31/2013	29.083	27.981	293
12/31/2014	30.738	31.383	151	12/31/2014	27.981	28.469	246
12/31/2015	31.383	31.141	124	12/31/2015	28.469	28.150	186
12/31/2016	31.141	30.958	87	12/31/2016	28.150	27.887	166
12/31/2017	30.958	30.984	78	12/31/2017	27.887	27.813	158
12/31/2018	30.984	30.700	57	12/31/2018	27.813	27.461	129
12/31/2019	30.700	31.904	54	12/31/2019	27.461	28.439	123
Invesco Oppenheimer V.I. Global Strategic Income Fund
12/31/2012	N/A	28.098	1	12/31/2012	N/A	26.227	24
12/31/2013	28.098	27.713	0	12/31/2013	26.227	25.777	35
12/31/2014	27.713	28.145	0	12/31/2014	25.777	26.088	26
12/31/2015	28.145	27.167	0	12/31/2015	26.088	25.093	21
12/31/2016	27.167	28.583	0	12/31/2016	25.093	26.308	21
12/31/2017	28.583	29.999	0	12/31/2017	26.308	27.516	20
12/31/2018	29.999	28.322	0	12/31/2018	27.516	25.886	15
12/31/2019	28.322	30.992	0	12/31/2019	25.886	28.227	16
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

M&E CHARGE 1.25%				M&E CHARGE 1.60%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
PIMCO VIT All Asset Portfolio
12/31/2010	12.996	14.515	224	12/31/2010	13.492	15.016	253
12/31/2011	14.515	14.615	189	12/31/2011	15.016	15.067	193
12/31/2012	14.615	16.590	256	12/31/2012	15.067	17.043	453
12/31/2013	16.590	16.428	247	12/31/2013	17.043	16.818	459
12/31/2014	16.428	16.301	204	12/31/2014	16.818	16.630	388
12/31/2015	16.301	14.652	137	12/31/2015	16.630	14.895	277
12/31/2016	14.652	16.341	104	12/31/2016	14.895	16.554	245
12/31/2017	16.341	18.324	82	12/31/2017	16.554	18.498	221
12/31/2018	18.324	17.116	50	12/31/2018	18.498	17.218	161
12/31/2019	17.116	18.915	52	12/31/2019	17.218	18.961	158
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2010	9.983	12.277	443	12/31/2010	9.821	12.035	133
12/31/2011	12.277	11.208	276	12/31/2011	12.035	10.950	66
12/31/2012	11.208	11.665	298	12/31/2012	10.950	11.356	164
12/31/2013	11.665	9.827	344	12/31/2013	11.356	9.533	152
12/31/2014	9.827	7.917	326	12/31/2014	9.533	7.653	127
12/31/2015	7.917	5.809	213	12/31/2015	7.653	5.595	100
12/31/2016	5.809	6.606	173	12/31/2016	5.595	6.341	91
12/31/2017	6.606	6.664	165	12/31/2017	6.341	6.375	103
12/31/2018	6.664	5.651	73	12/31/2018	6.375	5.387	59
12/31/2019	5.651	6.219	107	12/31/2019	5.387	5.907	66
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2010	13.418	14.864	133	12/31/2010	13.200	14.572	57
12/31/2011	14.864	15.609	62	12/31/2011	14.572	15.249	38
12/31/2012	15.609	18.174	92	12/31/2012	15.249	17.692	84
12/31/2013	18.174	16.698	84	12/31/2013	17.692	16.198	57
12/31/2014	16.698	16.742	65	12/31/2014	16.198	16.184	46
12/31/2015	16.742	16.162	48	12/31/2015	16.184	15.569	37
12/31/2016	16.162	18.091	34	12/31/2016	15.569	17.367	27
12/31/2017	18.091	19.635	30	12/31/2017	17.367	18.783	43
12/31/2018	19.635	18.472	15	12/31/2018	18.783	17.608	31
12/31/2019	18.472	20.942	17	12/31/2019	17.608	19.893	32
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
12/31/2010	11.846	13.063	274	12/31/2010	11.654	12.806	89
12/31/2011	13.063	13.878	257	12/31/2011	12.806	13.558	45
12/31/2012	13.878	14.657	257	12/31/2012	13.558	14.269	76
12/31/2013	14.657	13.248	219	12/31/2013	14.269	12.852	78
12/31/2014	13.248	13.380	174	12/31/2014	12.852	12.934	58
12/31/2015	13.380	12.681	110	12/31/2015	12.934	12.216	43
12/31/2016	12.681	13.030	72	12/31/2016	12.216	12.508	36
12/31/2017	13.030	13.979	58	12/31/2017	12.508	13.372	34
12/31/2018	13.979	13.225	34	12/31/2018	13.372	12.607	24
12/31/2019	13.225	13.861	39	12/31/2019	12.607	13.167	27
PIMCO VIT High Yield Portfolio
12/31/2010	15.151	17.133	216	12/31/2010	14.646	16.504	158
12/31/2011	17.133	17.490	144	12/31/2011	16.504	16.789	96
12/31/2012	17.490	19.746	145	12/31/2012	16.789	18.888	252
12/31/2013	19.746	20.621	152	12/31/2013	18.888	19.656	260
12/31/2014	20.621	21.047	124	12/31/2014	19.656	19.992	217
12/31/2015	21.047	20.444	96	12/31/2015	19.992	19.351	159
12/31/2016	20.444	22.710	64	12/31/2016	19.351	21.421	136
12/31/2017	22.710	23.915	55	12/31/2017	21.421	22.479	122
12/31/2018	23.915	22.990	32	12/31/2018	22.479	21.533	90
12/31/2019	22.990	26.053	31	12/31/2019	21.533	24.318	83
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

M&E CHARGE 1.25%				M&E CHARGE 1.60%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
PIMCO VIT Real Return Portfolio
12/31/2010	13.319	14.221	449	12/31/2010	13.012	13.844	489
12/31/2011	14.221	15.685	420	12/31/2011	13.844	15.216	343
12/31/2012	15.685	16.846	389	12/31/2012	15.216	16.285	685
12/31/2013	16.846	15.103	315	12/31/2013	16.285	14.549	752
12/31/2014	15.103	15.378	245	12/31/2014	14.549	14.762	677
12/31/2015	15.378	14.776	163	12/31/2015	14.762	14.135	503
12/31/2016	14.776	15.351	114	12/31/2016	14.135	14.634	450
12/31/2017	15.351	15.716	104	12/31/2017	14.634	14.929	429
12/31/2018	15.716	15.177	57	12/31/2018	14.929	14.367	332
12/31/2019	15.177	16.255	60	12/31/2019	14.367	15.333	322
PIMCO VIT StocksPLUS Global Portfolio
12/31/2010	N/A	10.348	5	12/31/2010	N/A	10.323	9
12/31/2011	10.348	9.737	638	12/31/2011	10.323	9.680	356
12/31/2012	9.737	10.555	953	12/31/2012	9.680	10.457	1045
12/31/2013	10.555	12.425	1265	12/31/2013	10.457	12.266	1329
12/31/2014	12.425	12.382	955	12/31/2014	12.266	12.181	1072
12/31/2015	12.382	11.125	614	12/31/2015	12.181	10.906	810
12/31/2016	11.125	11.838	400	12/31/2016	10.906	11.565	716
12/31/2017	11.838	14.380	342	12/31/2017	11.565	13.998	676
12/31/2018	14.380	12.675	189	12/31/2018	13.998	12.295	503
12/31/2019	12.675	15.963	208	12/31/2019	12.295	15.431	483
PIMCO VIT Total Return Portfolio
12/31/2010	17.681	18.879	880	12/31/2010	16.989	18.076	600
12/31/2011	18.879	19.318	601	12/31/2011	18.076	18.432	337
12/31/2012	19.318	20.909	731	12/31/2012	18.432	19.880	722
12/31/2013	20.909	20.244	697	12/31/2013	19.880	19.181	777
12/31/2014	20.244	20.849	562	12/31/2014	19.181	19.685	643
12/31/2015	20.849	20.682	376	12/31/2015	19.685	19.460	527
12/31/2016	20.682	20.973	267	12/31/2016	19.460	19.664	479
12/31/2017	20.973	21.732	220	12/31/2017	19.664	20.305	468
12/31/2018	21.732	21.347	143	12/31/2018	20.305	19.875	340
12/31/2019	21.347	22.847	147	12/31/2019	19.875	21.197	329
Templeton Global Bond VIP Fund
12/31/2010	40.906	46.235	152	12/31/2010	38.105	42.918	84
12/31/2011	46.235	45.264	119	12/31/2011	42.918	41.871	58
12/31/2012	45.264	51.433	124	12/31/2012	41.871	47.410	87
12/31/2013	51.433	51.622	119	12/31/2013	47.410	47.418	51
12/31/2014	51.622	51.915	99	12/31/2014	47.418	47.520	52
12/31/2015	51.915	49.063	65	12/31/2015	47.520	44.753	31
12/31/2016	49.063	49.877	43	12/31/2016	44.753	45.337	28
12/31/2017	49.877	50.208	31	12/31/2017	45.337	45.478	23
12/31/2018	50.208	50.542	17	12/31/2018	45.478	45.620	18
12/31/2019	50.542	50.919	18	12/31/2019	45.620	45.800	15
Templeton Growth VIP Fund
12/31/2010	22.240	23.587	292	12/31/2010	21.102	22.302	134
12/31/2011	23.587	21.670	170	12/31/2011	22.302	20.418	140
12/31/2012	21.670	25.908	451	12/31/2012	20.418	24.325	547
12/31/2013	25.908	33.472	624	12/31/2013	24.325	31.317	675
12/31/2014	33.472	32.125	446	12/31/2014	31.317	29.952	532
12/31/2015	32.125	29.668	294	12/31/2015	29.952	27.565	401
12/31/2016	29.668	32.118	212	12/31/2016	27.565	29.737	338
12/31/2017	32.118	37.589	180	12/31/2017	29.737	34.680	323
12/31/2018	37.589	31.607	99	12/31/2018	34.680	29.059	214
12/31/2019	31.607	35.945	117	12/31/2019	29.059	32.932	230

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

APPENDIX B – GMIB VALUE CALCULATION EXAMPLES

•
You purchased a February 2007 Contract, selected the Living Guarantees, and made an initial Purchase Payment of $100,000. All Owners are age 55 or younger on the Issue Date. You made no additional Purchase Payments.

•	The MAV on the fifth Contract Anniversary is $120,000, and on the seventh Contract Anniversary it is $150,000.
•
You take a partial withdrawal of $20,000 (including the withdrawal charge) in the eighth Contract Year when the Contract Value on the date of (but before) the partial withdrawal is $160,000. The withdrawal charge period on the initial Purchase Payment has expired, so there is no withdrawal charge on this partial withdrawal. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.

•	The Contract Value on the eighth Contract Anniversary is $110,000.
•	The MAV on the tenth Contract Anniversary is $180,000.
•	The MAV on the fifteenth Contract Anniversary is $230,000.
The GMIB adjusted partial withdrawal is equal to:
The amount of the partial withdrawal subject to the partial withdrawal privilege
(12% of total Purchase Payments received) = 0.12 x $100,000 = …………………………………………………….		$12,000
Plus
The remaining amount of the partial withdrawal (including any withdrawal charge)…………………………………		8,000
Multiplied by the greater of a) or b):
a)	one, or
b)	the ratio of the GMIB value divided by the Contract Value on the date of (but before) the
	partial withdrawal = $150,000/$160,000 = 0.94……………………………………………………………………	x 1
		$ 8,000
Total GMIB adjusted partial withdrawal……………………………………………………………………………………		$20,000

The GMIB value on the eighth Contract Anniversary is equal to:
The MAV on the seventh Contract Anniversary………………………………………………………………………….		$150,000
Reduced by the GMIB adjusted partial withdrawal in the eighth Contract Year………………………………………		– 20,000
		$130,000
Below are examples of guaranteed monthly GMIB Payments. For Annuity Option 3, assume the Annuitant is male and the joint Annuitant is female. Both are age 55 on the Issue Date.
	GMIB Payments under…
YOUR INCOME DATE IS WITHIN 30 DAYS AFTER CONTRACT ANNIVERSARY	GMIB VALUE	OPTION 1 LIFE ANNUITY	OPTION 2 LIFE ANNUITY W/ 10 YEARS	OPTION 3 JOINT & LAST SURVIVOR ANNUITY
5	$120,000	$ 540.00	$ 531.60	$ 440.40
8	$130,000	$ 631.80	$ 617.50	$ 505.70
10	$180,000	$ 925.20	$ 900.00	$ 730.80
15	$230,000	$1,386.90	$1,311.00	$1,055.70

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

APPENDIX C – GAV CALCULATION EXAMPLE

•
You purchased a February 2007 Contract, selected the Living Guarantees, and made only one initial Purchase Payment of $100,000. You make no additional Purchase Payments. You do not reset the GAV benefit, so the GAV benefit guarantee and True Ups are not available until the 5th Contract Anniversary.

•
The GAV calculation on each Contract Anniversary takes into account the previous GAV and the Contract Value determined at the end of prior Business Day before each Contract Anniversary. The Contract Value used to determine the GAV on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $135,000; on the third Contract Anniversary it is $150,000; and on the fourth Contract Anniversary it is $135,000.

•
You take a partial withdrawal of $20,000 (including the withdrawal charge) in the fourth Contract Year when the Contract Value on the date of (but before) the partial withdrawal is $160,000. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.

The initial GAV………………………………………………………………………………………………………………….			$100,000
The GAV on the first Contract Anniversary equals the greater of A or B:
(A)	the initial GAV = $100,000
(B)	the Contract Value determined at the end of prior Business Day before the first Contract Anniversary = $120,000
The GAV on the first Contract Anniversary…………………………………………………………………………............			$120,000

The GAV on the second Contract Anniversary equals the greater of C or D:
(C)	the GAV from the first Contract Anniversary = $120,000
(D)	the Contract Value determined at the end of prior Business Day before the second Contract Anniversary = $135,000
The GAV on the second Contract Anniversary……………………………………………………………………………..			$135,000

The GAV on the third Contract Anniversary equals the greater of C or D:
(C)	the GAV from the second Contract Anniversary = $135,000
(D)	the Contract Value determined at the end of prior Business Day before the third Contract Anniversary = $150,000
The GAV on the third Contract Anniversary…………………………………………………………………………………			$150,000

Calculating the GAV adjusted partial withdrawal taken in the fourth Contract Year:
The amount of the partial withdrawal subject to the partial withdrawal privilege
	(12% of total Purchase Payments) = 0.12 x $100,000 = …………………………………………......	$12,000
Plus
The remaining amount of the partial withdrawal (including any withdrawal charge)		+ (8,000
Multiplied by the greater of a) or b) where:
(a)	= one, or
(b)	the GAV divided by the Contract Value on the date of (but before) the partial withdrawal =
	$150,000/$160,000 = 0.94………………………………………………………………………………..	x 1)
Total GAV adjusted partial withdrawal…………………………………………………………………………		$20,000

The GAV on the fourth Contract Anniversary equals the greater of C or D:
(C)	the GAV from the third Contract Anniversary, minus the GAV adjusted partial withdrawal taken in the
	fourth Contract Year = $150,000 – $20,000 = $130,000
(D)	the Contract Value determined at the end of prior Business Day before the fourth Contract Anniversary = $135,000
The GAV on the fourth Contract Anniversary			$135,000
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

Applying the GAV Benefit:
•
On the fifth Contract Anniversary, the Contract Value determined at the end of prior Business Day is $105,000. The GAV Benefit guarantee is $80,000 (the $100,000 GAV established five years ago on the Issue Date minus the $20,000 GAV adjusted partial withdrawal taken in the last five years), so there is no True Up.

•
On the sixth Contract Anniversary, the Contract Value determined at the end of prior Business Day is $108,000. The GAV Benefit guarantee is $100,000 (the $120,000 GAV established five years ago on the first Contract Anniversary minus the $20,000 GAV adjusted partial withdrawal taken in the last five years), so there is no True Up on the sixth Contract Anniversary.

•
On the seventh Contract Anniversary, the Contract Value determined at the end of prior Business Day is $110,000. The GAV Benefit guarantee is $115,000 (the $135,000 GAV established five years ago on the second Contract Anniversary minus the $20,000 GAV adjusted partial withdrawals taken in the last five years), so we will True Up the Contract Value to equal this amount by applying $5,000 to the Investment Options.

Application of the GAV Benefit in tabular form:
	CONTRACT VALUE	GAV	GAV BENEFIT GUARANTEE	TRUE UP	CONTRACT VALUE AFTER TRUE UP
Initial	$100,000	$100,000	–	–	–
1st Contract Anniversary	$120,000	$120,000	–	–	–
2nd Contract Anniversary	$135,000	$135,000	–	–	–
3rd Contract Anniversary	$150,000	$150,000	–	–	–
4th Contract Anniversary	$135,000	$135,000	–	–	–
5th Contract Anniversary	$105,000	$135,000	$ 80,000	None	$105,000
6th Contract Anniversary	$108,000	$135,000	$100,000	None	$108,000
7th Contract Anniversary	$110,000	$135,000	$115,000	$5,000	$115,000

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

APPENDIX D – DEATH BENEFIT CALCULATION EXAMPLES

•
You purchased a February 2007 Contract with an initial Purchase Payment of $100,000. You did not select the Living Guarantees and you allocated your entire Purchase Payment to the Investment Options. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

•
You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.

•	The Contract Value on the tenth Contract Anniversary is $140,000.
Traditional GMDB
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
Contract Value………………………………………………………………………………………………………...		$140,000
The guaranteed death benefit value:
Total Purchase Payments received…………………………………………………………………………………		$100,000
Reduced by the GMDB adjusted partial withdrawal…………………………………………………………..		– 20,000
		$80,000
The GMDB adjusted partial withdrawal is equal to:
The amount of the partial withdrawal………………………………………………………………...	$20,000
Multiplied by the greater of a) or b) where:
a) is one, and
b) is the ratio of the death benefit divided by the Contract Value
on the day of (but before) the partial withdrawal = $160,000 / $160,000 = 1……….….	x 1
Total GMDB adjusted partial withdrawal……………………………………………………….……	$20,000
Therefore, the death benefit payable on the tenth Contract Anniversary is the $140,000 Contract Value.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

Enhanced GMDB
The following details how we calculate the MAV on the first nine Contract Anniversaries. On the Issue Date, the MAV is equal to the $100,000 initial Purchase Payment. On the next nine Contract Anniversaries, we compare the Contract Value and the MAV determined at the end of the prior Business Day, and increase the MAV to equal this Contract Value if it is greater.
	CONTRACT VALUE	MAV
Issue Date	$100,000	$100,000
1st Contract Anniversary	$110,000	$110,000
2nd Contract Anniversary	$118,000	$118,000
3rd Contract Anniversary	$116,000	$118,000
4th Contract Anniversary	$122,000	$122,000
5th Contract Anniversary	$120,000	$122,000
6th Contract Anniversary	$141,000	$141,000
7th Contract Anniversary	$147,000	$147,000
8th Contract Anniversary	$155,000	$155,000
9th Contract Anniversary	$162,000	$162,000

We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000

2)	Total Purchase Payments received…………………………………………………………………………………		$100,000
	Reduced by the GMDB adjusted partial withdrawal…………………………………………………………..		– 20,250
			$79,750

3)	The MAV on the ninth Contract Anniversary……………………………………………………………………….		$162,000
	Reduced by the GMDB adjusted partial withdrawal…………………………………………………………...		– 20,250
			$141,750
The GMDB adjusted partial withdrawal for (2) and (3) above is equal to:
	The amount of the partial withdrawal………………………………………………………………...	$20,000
	Multiplied by the greater of a) or b) where:
	a) is one, and
	b) is the ratio of the death benefit divided by the Contract Value
	on the date of (but before) the partial withdrawal = $162,000 / $160,000 = 1.0125…….	x 1.0125
	Total GMDB adjusted partial withdrawal…………………………………………………………….	$20,250
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $141,750 MAV.

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

APPENDIX E – THE ORIGINAL CONTRACT

The Original Contract has different product features and expenses than the May 2005 Contract and February 2007 Contract.
The Original Contract product features and expenses may include, but are not limited to the following.
•
The M&E charge for the Original Contract issued before June 22, 2007 is greater than the M&E charge for the Original Contract issued on or after June 22, 2007, as discussed in the Fee Tables and section 7, Expenses.

•	There were no restrictions on allocations of Purchase Payments to the FPAs.
•
There was no minimum or maximum on MVAs for partial transfers or partial withdrawals from the FPAs and the FPA guaranteed minimum value applied only upon a complete transfer or full withdrawal from the FPAs. Also, the FPA guaranteed minimum value formula was different (please see the discussion later in this appendix).

•	Annuity Option 6 was available for fixed and/or variable Traditional Annuity Payments.
•	If an Owner takes variable Traditional Annuity Payments under Annuity Option 2, 4, or 6, he or she can also take money out of the Contract during the Annuity Phase (a liquidation).
-	Liquidations during the Annuity Phase under Annuity Option 2 or 4 were subject to a commutation fee as discussed in the Fee Tables and section 7, Expenses.
-	Liquidations under Annuity Option 6 were subject to a withdrawal charge as discussed in the Fee Tables and section 7, Expenses.
•
The GAV adjusted partial withdrawal formula used in calculating the GAV does not change based on the Contract Year. It is the formula in section 11.a for GAV adjusted partial withdrawals taken on or after the second Contract Anniversary: c + (d x b).

•	The GWB was immediately available for exercise, and it terminated upon the earliest of Contract termination or the Income Date.
•
The GWB adjusted partial withdrawal formulas used in calculating the GWB value does not change based on the Contract Year. It is the formula in section 11.b for GWB adjusted partial withdrawals taken on or after the second Contract Anniversary: GWBA + (RPWA x GWBV).

•
The GMIB adjusted partial withdrawal formula used in calculating the GMIB value does not change based on the Contract Year. It is the formula in section 11.c for GMIB adjusted partial withdrawals taken on or after the second Contract Anniversary: FPW + (RPW x GMIB).

•	The formula for GMDB adjusted partial withdrawals was different (please see the discussion later in this Appendix).
The FPA guaranteed minimum value for Original Contracts
The FPA guaranteed minimum value is the greater of (a) or (b) where:
(a)	=	all allocations to the FPAs less partial withdrawals (including any withdrawal charges), Partial Annuitizations and transfers from the FPAs.
(b)	=
87.5% of all allocations to the FPAs, less all partial withdrawals (including any withdrawal charges), Partial Annuitizations, and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate specified in the Contract (which is 3%).

Plus

upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).

All partial withdrawals, Partial Annuitizations, and transfers in the FPA guaranteed minimum value formula does not reflect any MVA. We guarantee that upon complete transfer or full withdrawal, the Contract Value in a FPA after application of the MVA cannot be less than the FPA guaranteed minimum value.
Liquidations under Annuity Options 2, 4, and 6 for Original Contracts
If you request variable Traditional Annuity Payments, you may be able to take withdrawals (“liquidations”) during the Annuity Phase before the guaranteed period ends. For Annuity Options 2 and 4, we also require that at least one Annuitant be alive and we only allow one liquidation each Contract Year starting five years after the Income Date. Therefore, if you select a guaranteed period of five years under Annuity Options 2 or 4, liquidations are not available. The maximum amount you can liquidate under Annuity Options 2 and 4 is 75% of the total liquidation value calculated as
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

the sum of the total liquidation value at the time of each partial liquidation. Under Annuity Option 6, you can liquidate 100% of the total liquidation value. The total liquidation value is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment’s current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. Liquidations are subject to a commutation fee or withdrawal charge as discussed in the Fee Tables and section 7, Expenses. We subtract the commutation fee or withdrawal charge from the amount you requested and send you the remaining amount. We pay liquidations within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion section 8, Access to Your Money). After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee or withdrawal charge. Under Annuity Options 2 and 4, after the guaranteed period ends, we restore the number of annuity units used in calculating the monthly variable Traditional Annuity Payments to their original value as if you had not taken any liquidations.
The GMDB adjusted partial withdrawal formula for the Original Contract
The GMDB adjusted partial withdrawal formula is equal to:  FPW + (RPW x GMDB)
FPW	=
The amount of the partial withdrawal (before any MVA) that together with any other previous partial withdrawals taken during the Contract Year does not exceed 12% of total Purchase Payments (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPW portion of this formula.

RPW	=	The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but the application of any MVA.
GMDB	=	The greater of one, or (a) divided by (b) where:
		(a)	=	the death benefit on the day of (but before) the partial withdrawal.
		(b)	=	the Contract Value on the day of (but before) the partial withdrawal, adjusted for any applicable MVA.
If you take a GMIB Partial Annuitization, the GMDB adjusted partial withdrawal formula for the Original Contract is the formula in section 10: (GMIBPA x GMDB1) / GMIB

Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.
The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
Public Reference Section of the Commission
100 F Street, NE
Washington, DC 20549
OUR SERVICE CENTER
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment (for Contracts issued in Connecticut, Florida, or New Jersey), or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	P.O. Box 561
P.O. Box 1450	Minneapolis, MN 55440-0561
Minneapolis, MN 55485-5989

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	5701 Golden Hills Drive
1801 Parkview Drive	Golden Valley, MN 55416-1297
Shoreview, MN 55126

NOTE: Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

For general customer service by email, please use this address: Contact.Us@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.
Allianz High FiveSM Variable Annuity Prospectus – [To be added upon amendment]

PART B – SAI
STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ HIGH FIVESM VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued by
ALLIANZ LIFE® VARIABLE ACCOUNT B (the Separate Account) and
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus contains important information about the Contract and Allianz Life that you ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 561
Minneapolis, MN 55440-0561
(800) 624-0197

Table of Contents

Allianz Life……………………………………………..……	2	Multiple Contracts……………………………………	10
Experts………………………………………………………	2	Partial 1035 Exchanges………………………….…	10
Auditor Update……………….…………………………	2	Assignments, Pledges and Gratuitous Transfers...	10
Legal Opinions……………………………………..………	3	Death Benefits………………………………………...	11
Distributor……………………………………………………	3	Spousal Continuation and the Federal Defense of Marriage Act (DOMA)…………………	11
Administrative Service Fees …………………………	3	Federal Estate Taxes………………………………...	11
Federal Tax Status………………………………………..	4	Generation-Skipping Transfer Tax………………….	11
Annuity Contracts in General…………………………	4	Foreign Tax Credits…………………………………..	11
Taxation of Annuity Contracts in General ...…….….	4	Possible Tax Law Changes………………………….	11
Qualified Contracts..…………………………………..	4	Guaranteed Account Value (GAV) Transfers…….…	12
Distributions Qualified Contracts…………………..…	6	Annuity Payments…………………………………........	19
Distributions Non-Qualified Contracts…………………	8	Annuity Payment Options……………………………	19
Required Distributions…………………………………	9	Annuity Units/Calculating Variable Traditinal Annuity Payments……………………………….......	21
Diversification…………………………………………..	9	Financial Statements………………………………….	21
Owner Control…………………………………………..	9	Appendix A – Death of the Owner and/or Annuitant	22
Contracts Owned by Non-Individuals………………..	10	Appendix B – Condensed Financial Information…	25
Annuity Purchases by Nonresident Aliens and Foreign Corporations……………………………….	10	Appendix C – Allianz Life Variable Account B Financial Statements…………………………………	41
Income Tax Withholding……………………………	10
Dated: [To be added upon amendment]
HIGHFIVESAI-1020

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

 13 1

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America as of December 31, 2019 and 2018 and for each of the two years or periods ended December 31, 2019 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The statutory statements of admitted assets, liabilities, and capital and surplus of Allianz Life Insurance Company of North America as of December 31, 2019 and 2018 and the related statutory statements of operations, capital and surplus, and cash flow for the years then ended incorporated in the prospectus and SAI by reference to Post-Effective Amendment No. 21 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618) have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The statutory statements of operations, capital and surplus and cash flow for the year ended December 31, 2017 included in Part C of the Registration Statement filed with the SEC on Form N-4, have been audited by KPMG LLP (“KPMG”), an independent auditor, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of said firm as experts in accounting and auditing.
AUDITOR UPDATE
European regulations that go into effect in 2021 required Allianz SE, Allianz Life’s indirect parent, to change auditors. Allianz Life conducted a “request for proposal” process with three major accounting firms for the annual independent audits of Allianz Life and its subsidiaries and its registered variable accounts.
On May 23, 2017, Allianz Life’s Board of Directors approved a decision to change independent auditors. On the same day, the Board appointed PwC as Allianz Life’s new independent audit firm to audit Allianz Life’s statutory financial statements and as Allianz Life’s new independent registered public accounting firm to audit the variable account financial statements beginning for the fiscal year 2018.
After the issuance of the audits report for the period ended December 31, 2017, the Allianz Life Board of Directors dismissed KPMG as its independent auditors for the statutory financial statements and as its independent registered public accounting firm for the U.S. GAAP variable account financial statements. The reports of KPMG on Allianz Life’s statutory financial statements for 2017, contained an opinion stating that in all material respects, the statutory financials were in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce and were not qualified or modified as to uncertainty, audit scope or statutory accounting principles.
For the 2017 fiscal year or any subsequent interim periods through the dates of KPMG’s 2017 reports on Allianz Life’s statutory financial statements, there were: (i) no disagreements between Allianz Life and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports, and (ii) no reportable events within the meaning set forth in Item 304(a)(1)(v) of Regulation S-K.
Allianz Life provided KPMG with a copy of this disclosure, or similar disclosure, before its first filing with the SEC in 2018 and requested that KPMG provide us with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of this letter is filed as Exhibit 99 to Allianz Life’s registration statement numbers 333-217303, 333-213125, 333-215103, and 333-222817 on Form S-1.

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

 13 2

Prior to engaging PwC’s engagement, which began in 2019, we did not consult with PwC regarding (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on Allianz Life’s statutory and variable account financial statements, and PwC did not provide either a written report or oral advice to Allianz Life that was an important factor considered by Allianz Life in reaching a decision as to any accounting, auditing, or financial reporting issue, or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as defined in Item 304(a)(1)(v) of Regulation S-K).

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.
We pay commissions for sales of our products. ALFS passes through most of the commissions it receives to the selling firms. ALFS received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to ALFS	Aggregate Amount of Commissions Retained by ALFS After Payments to Selling Firms
2017	$230,415,545.81	$0
2018	$221,519,279.49	$0
2019	$284,788,589.36	$0
ALFS sells contracts issued by Allianz Life primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 670 retail broker/dealers to sell its contracts. As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 57 broker-dealer firms and one insurance agency. These payments vary in amount. In 2019, the five firms receiving the largest payments, ranging from $813,265.66 to $8,093,011.32, are listed below.
Firm Name
LPL Financial
Wells Fargo Advisors – Wealth (ISG)
Wells Fargo Advisors (PCG)
Royal Alliance
Woodbury Financial Services, Inc.
ADMINISTRATIVE SERVICE FEES
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 13, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2017	$1,621,903
2018	$1,450,101
2019	$1,548,030

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

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FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
TAXATION OF ANNUITIES IN GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). For a full withdrawal, the amount received that exceeds the Contract’s cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.
For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.
QUALIFIED CONTRACTS
If you purchased the Contract as an IRA, Roth IRA or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules under the Code. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

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A Qualified Contract funded by an annuity does not provide any additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for an IRA or qualified retirement plan.
Types of Qualified Contracts
We may issue the following types of Qualified Contracts.
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IRA. Section 408 of the Code permits eligible individuals to maintain IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified retirement plans that are “rolled over” on a tax-deferred basis into an IRA.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 ½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
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Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary.

Since you were the beneficiary of the previously held tax-qualified arrangement, you are the Owner of the new Inherited IRA Contract. The ownership of this Contract must also reflect the name of the deceased previous owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the funding vehicle and receive RMD payments instead of receiving a lump sum death benefit payment.
For a nonspouse beneficiary, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the nonspouse beneficiary and then applied to this Contract. A spouse beneficiary may receive the death benefit proceeds and then roll the funds into an Inherited IRA Contract within 60 days of receiving the proceeds. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same decedent to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. Once an Inherited IRA Contract is established, no further Purchase Payments can be made.
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Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may have permitted the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.

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If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions out of the plan. We are responsible for any reporting required for the Contract as an IRA.
Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
DISTRIBUTIONS – QUALIFIED CONTRACTS
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
7)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

12)	distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000).

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With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
For 2020 only, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, permits corona-virus related distributions from Qualified Contracts and IRAs up to an aggregate amount of $100,000. This type of distribution is an exception to the 10% federal additional tax. To qualify for the distribution, generally you, your spouse, or dependent must have been diagnosed with the virus, or you were affected economically in certain ways because of the virus. The tax associated with the distributions may be paid ratably over three years, beginning with the 2020 tax year. The CARES Act also allows you to recontribute the amount you withdrew to an eligible retirement plan (to which you can make a rollover contribution) in one or more payments within three years.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 72 (or age 70½ if you reached this age prior to January 1, 2020). Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 72 (or age 70½ if you reached this age prior to January 1, 2020) or retire. The CARES Act also waived RMD for 2020. There is also no RMD required for an individual who reached age 70½ in 2019 and did not have the RMD distributed in 2019.
Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of RMDs. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 72 or older (or age 70 ½ if you reached this age prior to January 1, 2020), you should consult with a tax adviser before taking a partial withdrawal.
Inherited IRA Contracts. The Setting Every Community Up for Retirement (SECURE) Act (contained within the Further Consolidated Appropriations Act enacted December 20, 2019) made significant changes to the payment options available to beneficiaries of IRA owners who die on or after January 1, 2020. With some exceptions, these IRA beneficiaries must receive their entire death benefit by December 31 following the tenth anniversary of the IRA owner’s death.
The payments options for beneficiaries of IRA contracts differ depending on several factors, including whether a beneficiary is an Eligible Designated Beneficiary (EDB). An EDB includes any beneficiary of the deceased IRA owner who at time of death is: 1) the surviving spouse, 2) not more than ten years younger than the IRA owner, 3) a minor child of the IRA owner, 4) chronically ill, or 5) disabled. EDB status is determined at the IRA owner’s death.
If you are an EDB, then you can begin RMD payments based on your single life expectancy (“stretch payments”) in the year following the deceased owner’s death. You must begin to receive these RMD payments by December 31 of the year following the deceased owner’s death (but see the exception for a spouse beneficiary below). If you are an EDB that elected to receive payments over your life expectancy, once you die, then your beneficiary must receive their entire death benefit by December 31 following the tenth anniversary of your death.
For a minor child beneficiary, the payments based on life expectancy may continue only until the minor child reaches the age of majority. The minor child beneficiary must receive their entire death benefit by December 31 following the tenth anniversary of reaching the age of majority.
If you were the spouse beneficiary of the deceased owner’s IRA contract and your spouse had not yet reached the date at which he/she was required to begin receiving RMD payments (treating a Roth IRA as a traditional IRA for this purpose only), then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 72. Alternatively, if the deceased owner had already reached the date at which he/she was required to begin receiving RMD

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payments, you must begin to receive these RMD payments by December 31 of the year following the deceased owner’s death.
If you are a designated beneficiary (generally an individual), but are not an EDB, the entire death benefit must be distributed by December 31 after the tenth anniversary of the IRA owner’s death. If you die before the end of the ten year period and the entire death benefit has not been distributed, your beneficiary must receive the entire death benefit by the same date you would have been required to receive the death benefit.
If the beneficiary of the IRA is a trust, current Treasury Regulations provide “see-through” treatment for trusts that meet certain requirements. If such treatment applies, the beneficiary of the trust, rather than the trust itself will be treated as having been designated as beneficiaries of the IRA for purposes of determining the distribution period for RMD payments. Due to the changes made by SECURE, there is uncertainty regarding which distribution options are available when a trust is the beneficiary of an IRA. Clarification of situations involving trust beneficiaries is expected to be provided when the Treasury Department releases applicable regulations. Individuals are encouraged to seek guidance from their own tax professional or legal counsel to determine how these new rules apply to their particular situation.
If the IRA beneficiary is not a “designated beneficiary” (e.g., beneficiary is an estate, charity, or a trust that does not meet the requirements for “see-through” treatment), then the payment options are unchanged by the SECURE Act. If the IRA owner had not yet reached the date at which he/she was required to begin receiving RMD payments (treating a Roth IRA as a traditional IRA for this purpose only), then these IRA beneficiaries must receive their entire death benefit by December 31 following the fifth anniversary of the IRA owner’s death. Alternatively, if the deceased owner had already reached the date at which he/she was required to begin receiving RMD payments, these IRA beneficiaries can begin RMD payments based on the single life expectancy of the owner in the year of the deceased owner’s death, reduced by one. These beneficiaries must begin to receive these RMD payments by December 31 of the year following the deceased owner’s death.
The SECURE Act impacts situations when the IRA owner died before January 1, 2020 and the beneficiary had elected stretch payments. In this situation, the stretch payments can continue to the beneficiary, but once that beneficiary dies, the successor beneficiary must receive any remaining death benefit by December 31 following the tenth anniversary of the original beneficiary’s death.
The SECURE Act may limit the annuitization options that a beneficiary may elect at the IRA owner’s death to comply with the new death benefit payment rules. Also, if an IRA owner elected an annuitization option and then dies, action may be needed by the beneficiary if any remaining annuity payments do not comply with the new death benefit payment rules for a beneficiary.
DISTRIBUTIONS – NON-QUALIFIED CONTRACTS
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
Upon Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. Upon Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

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Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59 ½;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.
DIVERSIFICATION
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Investment Options be managed by the investment advisers so that they comply with these diversification standards.
OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contract’s features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe

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that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
CONTRACTS OWNED BY NON-INDIVIDUALS
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.
INCOME TAX WITHHOLDING
Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
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a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
MULTIPLE CONTRACTS
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.
PARTIAL 1035 EXCHANGES
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the

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difference between his or her Contract Value and the Contract’s cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
DEATH BENEFITS
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
SPOUSAL CONTINUATION AND THE FEDERAL DEFENSE OF MARRIAGE ACT (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.
The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.
FEDERAL ESTATE TAXES
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
GENERATION-SKIPPING TRANSFER TAX
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

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GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS

To maintain the guarantee provided by the GAV Benefit we monitor your Contract Value daily as it relates to the GAV and periodically transfer amounts between your selected Investment Options and the FPAs (GAV Transfers). We determine the amount and timing of GAV Transfers between the Investment Options and the FPAs according to a mathematical model.
The mathematical model uses the following formula to compute d, the percentage of Contract Value to be allocated to the Investment Options:
d = N{[ ln (C / G) + (r + s2 / 2) × t] / [s × √t]}
where:
Notation	Description
C	Contract Value
G	Adjusted Guarantee
r	Credited Rate
s	Adjusted Volatility
t	Time Remaining
d	Percentage of Contract Value in Investment Options
N	Cumulative Standard Normal Distribution function
ln	Natural Logarithm function
Following is a more detailed discussion of the values used in the formula.
The Contract Value includes Contract Value both in the Investment Options and in the FPAs.
The Adjusted Guarantee for a given GAV is the dollar value of the GAV adjusted upward to reflect the current anticipated price of the guarantee. This adjustment takes into account the following factors: the time (in years) until the guarantee (the GAV) becomes available; the rate currently credited to the FPAs; and the current Contract Value as compared to the GAV. In mathematical terms, the adjusted guarantee (G) equals g multiplied by w, where g represents the dollar value of the GAV, and w is a factor that we use to incorporate the current anticipated price of the guarantee into the GAV Benefit.
•	w is based upon a guarantee ratio, m, that we use to measure how "low" a Contract Value is relative to the GAV.
•
m is the ratio of (a) the difference of the GAV minus the Contract Value, and (b) the difference of the GAV minus the present value of the GAV, discounted for the time (in years) until the GAV becomes available, at the interest rate credited to the FPAs. In mathematical terms, m = (g – C) / [g – (g / (1 + r)t)]. The value of w and the corresponding guarantee ratio, m, are presented in Table 1 which appears later in this section. We established the values for w set forth in Table 1 on the Issue Date and they cannot change.

The Credited Rate is the interest rate credited to the currently available FPA. The interest rate is never less than the guaranteed rate stated in your Contract.
The Adjusted Volatility represents the volatility of Contract Value returns – that is, all Separate Account assets plus all general account assets that are allocated to the FPAs. We fixed this number on the Issue Date and it cannot change. You may contact our Service Center to find out the Adjusted Volatility number that applies to your Contract.
The Time Remaining for a given GAV is the number of years (including any fraction) which remain until that GAV is applied and any True Up based on that GAV is made.
The Percentage of Contract Value to be allocated to the Investment Options is computed for each future GAV. Ultimately the allocation for a Contract takes into account each future GAV, the limit on allocations to the FPAs during the first two Contract Years, and whether the allocation materially differs from previously computed allocations.
The Cumulative Standard Normal Distribution function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
The Natural Logarithm function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

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The mathematical model uses d as follows.
If you have not reset the GAV, then during the first Contract Year there is one GAV available on the fifth Contract Anniversary, during the second Contract Year there is a second GAV available on sixth Contract Anniversary, and so on. Beginning with the fifth Contract Year there are five future GAVs, each available on a different Contract Anniversary.
We compute d for each future GAV (which can be as many as five). We take the smallest of these ds and execute a GAV Transfer based on the following.
•
Whether the allocation differs sufficiently from the allocation we previously computed according to a specified margin that we set on the Issue Date and cannot change. (You may contact our Service Center to find out the specified margin that applies to your Contract.)

•	Whether a GAV Transfer would exceed the limit of 50% of Purchase Payments to the FPAs that exists in the first two Contract Years.
•	The number of GAV Transfers which have already occurred.
If you have not reset the GAV, then:
•	On the Issue Date we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
•
After the Issue Date, and before the first GAV Transfer to the FPAs, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.

•
After the Issue Date, and after the first GAV Transfer to the FPAs has already occurred, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GAV Transfer is to the FPAs. If d is sufficiently above the baseline, the GAV Transfer is to the Investment Options.

If you have reset the GAV, then:
•	On the reset date, we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
•
After the reset date, and before the first GAV Transfer to the FPAs that occurs after the reset date, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.

•
After the reset date, and after the first GAV Transfer to the FPAs that occurs after the reset date, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GAV Transfer is to the FPAs. If d is sufficiently above the baseline, the GAV Transfer is to the Investment Options.

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Example 1: We establish the baseline on the Issue Date.
You purchase a February 2007 Contract with a single Purchase Payment of $100,000. The initial GAV is $100,000, which becomes available on the fifth anniversary. Assume the following additional values.
•	The interest rate credited to the ten-year FPA is 3%.
•	The adjusted volatility of the Investment Options you selected is 16%.
•	The specified margin is 5%.
For this example we have:
Variable	Value	Description
C	$100,000	Contract Value
g	$100,000	The dollar value of the GAV
r	0.03	Credited Rate
s	0.16	Adjusted Volatility
t	5	Time Remaining
First, we compute m and w and G as follows.
m = (g – C) / [g – (g / (1 + r)t)]
= ($100,000 – $100,000) / [$100,000 – ($100,000 / (1 + 0.03)5)]
= 0 / [$100,000 – ($100,000 / 1.159274)]
= 0 / [$100,000 – $86,260.88]
= 0 / $13,739.12
= 0
We use the value of m (which is zero) to look up this value of w in Table 1 (which appears later in this section) and find that w is 1.08. The Adjusted Guarantee G is w × g; or 1.08 × $100,000 = $108,000.
Now, we compute d as follows.
d = N{[ln (C / G) + (r + s2 / 2) × t] / [s × √t]}
= N{[ln ($100,000 / $108,000) + (0.03 + 0.162 / 2) × 5] / [0.16 × √5]}
= N{[ln (0.925926) + 0.0428 × 5] / [0.16 × 2.236068]}
= N{[–0.076961 + 0.214] / [0.357771]}
= N{0.383036}
= 0.649153 (approximately 65%).
Thus, at issue, the mathematical model has established a baseline allocation to the Investment Options of about 65% of Contract Value.
On the Issue Date we compute d daily and compare it to the baseline allocation. Before the first GAV Transfer, the mathematical model calls for no allocation to the FPAs until d on a given day falls below the baseline by more than the specified margin of 5%.

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Example 2: The first GAV Transfer to the FPAs.
Continuing Example 1, assume that 6 months after issue there have been no GAV Transfers and that the Contract Value has fallen to $96,990.
Since there have been no GAV Transfers, the baseline remains 0.649153 (approximately 65%), as computed in Example 1.
For this example we have:
Variable	Value	Description
C	$96,990	Contract Value
g	$100,000	The dollar value of the GAV
r	0.03	Credited Rate
s	0.16	Adjusted Volatility
t	4.5	Time Remaining
First, we compute m and w and G as follows.
m = (g – C) / [g – (g / (1 + r)t)]
= ($100,000 – $96,990) / [$100,000 – ($100,000 / (1 + 0.03)4.5)]
= $3,010 / [$100,000 – ($100,000 / 1.142267)]
= $3,010 / [$100,000 – $87,543.23]
= $3,010 / $12,454.77
= 0.241674
We use the value of m (which is 0.241674) to look up this value of w in Table 1 and find that w is 1.08. The Adjusted Guarantee G is w × g; or 1.08 × $100,000 = $108,000.
Now we compute d as follows.
d = N{[ln (C / G) + (r + s2 / 2) × t] / [s × √t]}
= N{[ln ($96,990 / $108,000) + (0.03 + 0.162 / 2) × 4.5] / [0.16 × √4.5]}
= N{[ln (0.898056) + 0.0428 × 4.5] / [0.16 × 2.121320]}
= N{[ –0.107523 + 0.1926] / [0.339411]}
= N{0.250659}
= 0.598961 (approximately 60%).
As computed, d is less than the baseline by 0.598961 – 0.649153 = -0.050192, or approximately -5.02%. Since there have been no previous GAV Transfers, and since d is lower than the baseline by more than the specified margin of 5%, the mathematical model calls for an first GAV Transfer to the FPAs.
The amount of the transfer is such that, after the transfer, the percentage Contract Value in the variable Investment Options is d, approximately 60%.
The mathematical model calls for 0.598961 × $96,990 = $58,093.26 to be allocated to the Investment Options and the remaining Contract Value ($96,990 – $58,093.26 = $38,896.74) to be allocated to the FPAs. The GAV Transfer to the FPAs in the amount of $38,896.74 represents approximately 40.10% (i.e., $38,896.74 / $96,990) of Contract Value.
We establish a new baseline allocation for this Contract equal to d, or 0.598961.

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Example 3: An additional GAV Transfer to the Investment Options.
Continuing Examples 1 and 2, assume that 10 months after issue the Contract Value has risen to $102,470.
The amount of the Contract Value allocated to the FPAs has grown to $41,094.47 since that of Example 2, the baseline is now 0.598961.
In this example we have:
Variable	Value	Description
C	$102,470	Contract Value
g	$100,000	The dollar value of the GAV
r	0.03	Credited Rate
s	0.16	Adjusted Volatility
t	4.166667	Time Remaining
First, we compute m and w and G as follows.
m = (g – C) / [g – (g / (1 + r)t)]
= ($100,000 – $102,470) / [$100,000 – ($100,000 / (1 + 0.03)4.166667)]
= –$2,470 / [$100,000 – ($100,000 / 1.131067 )]
= –$2,470 / [$100,000 – $88,412.07]
= –$2,470 / $11,587.93
= –0.213153
We use the value of m (which is –0.213153) to look up this value of w in Table 1 and find that w is 1.08. The Adjusted Guarantee G is w × g; or 1.08 × $100,000 = $108,000.
d = N{[ln (C / G) + (r + s2 / 2) × t] / [ s × √t]}
= N{[ln ($102,470 / $108,000) + ( 0.03 + 0.162 / 2) × 4.166667] / [ 0.16 × √4.166667]}
= N{[ln (0.948796) + 0.0428 × 4.166667] / [0.16 × 2.041241]}
= N{[–0.052561 + 0.178333] / [0.326599]}
= N{0.385097}
= 0.649917 (approximately 65%).
As computed, d differs from the baseline by 0.649917 – 0.598961 = 0.050956 or approximately 5.10%. Because d differs from the baseline by more than the specified margin of 5%, the mathematical model calls for a GAV Transfer. Because d is higher than the baseline, the GAV Transfer is to the Investment Options.
The amount of the transfer is such that after the transfer the percentage of Contract Value in the variable Investment Options is d, namely 64.99%.
The mathematical model calls for 0.649917 × $102,470 = $66,597.02 to be allocated to the Investment Options and the remaining $102,470 – $66,597.02 = $35,872.98 to be allocated to the FPAs.
As mentioned above, the FPAs are now at $41,094.47.
The GAV Transfer to the Investment Options in the amount of $41,094.47 – $35,872.98 = $5,221.49 represents approximately 5.10% (i.e., $5,221.49 / $102,470) of Contract Value.
We establish a new baseline allocation for this Contract equal to d, or 0.649917.

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Example 4: Expanding on the computation of w.
In the first three examples w has always been 1.08. This example shows how w may differ from 1.08. Assume the following:
Variable	Value	Description
C	$85,111	Contract Value
g	$100,000	The dollar value of the GAV
r	0.03	Credited Rate
t	2	Time Remaining
In this example we compute m and w and G as follows.
m = (g – C) / [g – (g / (1 + r) t )]
= ($100,000 – $85,111) / [$100,000 – ($100,000 / (1 + 0.03) 2 )]
= $14,889 / [$100,000 – ($100,000 / 1.060900)]
= $14,889 / [$100,000 – $94,259.59]
= $14,889 / $5,740.41
= 2.593718
This value of m falls between 2.55 and 2.60 in Table 1. Therefore, w falls between the two corresponding values of w, namely 2.0958 and 2.1558. Linear interpolation reveals w to be approximately 2.148261. The Adjusted Guarantee G is w × g; or 2.148261 × $100,000 = $214,826.10.
d = N{[ln (C / G) + (r + s2 / 2) × t] / [s × √t]}
= N{[ln ($85,111 / $214,826.10) + (0.03 + 0.162 / 2) × 2] / [0.16 × √2]}
= N{[ln (0.396186) + 0.0428 × 2] / [0.16 × 1.414214]}
= N{[ –0.925873 + 0.085600] / [0.226274]}
= N{–3.713515}
= 0.000102 (approximately 0%).
This low value of d results both because the Contract Value of $84,111 is substantially lower than the initial GAV of $100,000, and only two years remain before this GAV becomes available. Therefore, the mathematical model calls for an allocation of 0.01% of Contract Value to the Investment Options, and an allocation of 99.99% of Contract Value to the FPAs. Note that the model does not call for a GAV Transfer unless d differs from the previously established baseline by more than the specified margin (in these examples, 5%). Note also that GAV Transfers to the FPAs happen more often and there may be more Contract Value allocated to the FPAs, than if we had not applied the adjustment.
In practice, it is unlikely that the Contract Value would fall so far below the GAV, because as a Contract Value falls toward and below the GAV, the mathematical model calls for increasing allocations to the FPAs. Such allocations mitigate the decline in the Contract Value relative to the decline in the values of the Investment Options. However, in the event of a one-day market crash, a Contract Value may fall precipitously relative to the guarantee and such a low d could result. Additionally, when there is very little time remaining until the GAV becomes available, such a low d may result even if the Contract Value is not much lower than the guarantee.

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TABLE 1
We compute the Adjusted Guarantee to be the product of the guarantee times w:
G = g × w
where w is derived from the following table based on m. In turn m is given by:
m = (g – C) / [g – (g / (1 + r)t)]
where:
Notation	Description
w	Worth Adjustment Applied to the Guarantee
m	Guarantee Ratio
G	Adjusted Guarantee
C	Contract Value
g	The dollar value of the GAV
r	Credited Rate
t	Time Remaining
For any m less than 0.725, use w = 1.08. For any m greater than five, use w = 8.6650.
m	w	m	w	m	w
0.000	1.0800	1.50	1.2893	3.5	3.6812
0.700	1.0800	1.55	1.3114	3.6	3.9095
0.725	1.0800	1.60	1.3349	3.7	4.1510
0.750	1.0827	1.65	1.3597	3.8	4.4060
0.775	1.0867	1.70	1.3860	3.9	4.6751
0.800	1.0909	1.75	1.4137	4.0	4.9584
0.825	1.0951	1.80	1.4430	4.1	5.2565
0.850	1.0996	1.85	1.4738	4.2	5.5696
0.875	1.1042	1.90	1.5062	4.3	5.8983
0.900	1.1089	1.95	1.5402	4.4	6.2428
0.925	1.1139	2.00	1.5760	4.5	6.6036
0.950	1.1190	2.05	1.6135	4.6	6.9811
0.975	1.1243	2.10	1.6529	4.7	7.3755
1.000	1.1298	2.15	1.6940	4.8	7.7874
1.025	1.1355	2.20	1.7371	4.9	8.2171
1.050	1.1414	2.25	1.7821	5.0	8.6650
1.075	1.1475	2.30	1.8291
1.100	1.1538	2.35	1.8782
1.125	1.1604	2.40	1.9294
1.150	1.1671	2.45	1.9826
1.175	1.1742	2.50	2.0381
1.200	1.1814	2.55	2.0958
1.225	1.1889	2.60	2.1558
1.250	1.1966	2.65	2.2182
1.275	1.2046	2.70	2.2829
1.300	1.2129	2.75	2.3500
1.325	1.2214	2.80	2.4196
1.350	1.2303	2.85	2.4918
1.375	1.2394	2.90	2.5665
1.400	1.2487	2.95	2.6438
1.425	1.2584	3.00	2.7238
1.450	1.2684	3.05	2.8065
1.475	1.2787	3.10	2.8920
1.500	1.2893	3.15	2.9803
		3.20	3.0714
		3.25	3.1655
		3.30	3.2625
		3.35	3.3626
		3.40	3.4657
		3.45	3.5718
		3.50	3.6812

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ANNUITY PAYMENTS

We base Traditional Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value or GMIB value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract’s fixed Annuity Payment rates are guaranteed and we cannot use lower rates.
Variable Traditional Annuity Payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Traditional Annuity Payment amount.
Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the end of the guaranteed period.
•	When the Contract ends.
ANNUITY PAYMENT OPTIONS
The Annuity Payment Options are briefly described in prospectus section 9 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that

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was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available under a Partial Annuitization.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.
For variable Traditional Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A)	=	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.
(B)	=	The amount applied to variable Traditional Annuity Payments on the Income Date.
(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.
(D)	=	The number of annuity units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.
(E)	=	Dollar value of first variable Traditional Annuity Payment.
(F)	=	Number of variable Traditional Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Traditional Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).
•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Traditional Annuity Payment is: $615 / $12 = 51.25 (item “D”).
•
The Owner who is also the Annuitant dies after receiving 62 Traditional Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =

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10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30
ANNUITY UNITS/CALCULATING VARIABLE TRADITIONAL ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the Contract Value you apply to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.
We determine the annuity unit value on each Business Day as follows:
•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.
Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.
The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

FINANCIAL STATEMENTS

The audited statutory financial statements of Allianz Life as of and for the year ended December 31, 2019, 2018, and 2017 are included in Part C of the Registration Statement and are incorporated herein by reference. The statutory financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year or periods ended December 31, 2019 and 2018 are included in Appendix C.

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

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APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•    If this is an Inherited IRA Contract the person you designate to receive the death benefit (the Beneficiary) can either:
-continue to receive required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive a Valid Claim, or
-receive a lump sum payment of the Contract Value as of the Business Day we receive a Valid Claim.
•    For all other Contracts, we pay a death benefit to the the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected the Living Guarantees the GAV Benefit continues until the Contract ends or is fully annuitized, and unless the Contract is continued by a survinvng spouse/Beneficiary the GWB ends and the GMIB is no longer available.
•    The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
-Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
-Under the Enhanced GMDB the guaranteed death benefit value is the greater of total Purchase Payments adjusted for withdrawals, or the MAV.
•    If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
-we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
-the surviving spouse becomes the new Owner, and
-the Accumulation Phase continues.

•    The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•    If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•    If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
-Annuity Option 1 or 3, payments end.
-Annuity Option 2 or 4, payments end when the guarantee period ends, or when we pay any final lump sum.
-Annuity Option 5, payments end and the Payee may receive a lump sum refund.
-Annuity Option 6, payments end when the guaranteed period ends.
•    If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

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UPON THE DEATH OF A JOINT OWNER (NOTE: We do not allow Joint Owners to take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
•    The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•    We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected the Living Guarantees the GAV Benefit continues until the Contract ends or is fully annuitized, and unless the Contract is continued by the survinvng Joint Owner who is also a surviving spouse the GWB ends and the GMIB is no longer available.
•    If the GWB was in effect, it ends unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
•    The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
-Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
-Under the Enhanced GMDB the guaranteed death benefit value is the greater of total Purchase Payments adjusted for withdrawals, or the MAV.
•    If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
-we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
-the surviving Joint Owner/spouse becomes the new Owner, and
-the Accumulation Phase continues.

•    If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
•    If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
-Annuity Option 1 or 3, payments end.
-Annuity Option 2 or 4, payments end when the guarantee period ends, or when we pay any final lump sum.
-Annuity Option 5, payments end and the Payee may receive a lump sum refund.
-Annuity Option 6, payments end when the guaranteed period ends.
•    If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

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UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•    If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•    If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a suviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
•    If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a suviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
•    If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the suviving spouse is named as the sole contingent Beneficiary.

•    If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
-Annuity Option 1 or 3, payments end.
-Annuity Option 2 or 4, payments end when the guarantee period ends, or when we pay any final lump sum.
-Annuity Option 5, payments end and the Payee may receive a lump sum refund.
-Annuity Option 6, payments end when the guaranteed period ends.
•    If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
•    If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the new sole Owner.

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization, so the Accumulation Phase has ended)
•    Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Option 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. Under Annuity Option 4, Annuity Payments to the Payee continue until either the guaranteed period ends, or when we pay any final lump sum.

•    No death benefit is payable.
•    If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•    If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

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APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of North America are included in Part C of the Registration Statement.
This Appendix has AUV information as of December 31, 2019 for the 1.40% M&E charges for the Original Contract issued before June 22, 2007 and May 2005 Contract with the Traditional GMDB, and for the 1.45% M&E charge for February 2007 Contract and the Original Contract issued on or after June 22, 2007 with the Enhanced GMDB.
Prospectus Appendix A has AUV information as of December 31, 2019 for the 1.25% M&E charges for the February 2007 Contract and the Original Contract issued on or after June 22, 2007 with the Traditional GMDB, and for the 1.60% M&E charge for Original Contract issued before June 22, 2007 and May 2005 Contract with the Enhanced GMDB.
This information should be read in conjunction with the financial statements and related notes of the Separate Account that are included in Appendix C.
Additional Combinations of Benefit Options	Separate Account Annual Expenses
Original Contracts issued before June 22, 2007 and May 2005 Contracts with Traditional GMDB….	1.40%
February 2007 Contracts and Original Contracts issued on or after June 22, 2007 with Enhanced GMDB….	1.45%
(Number of Accumulation Units in thousands)
Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.40%
	12/31/2010	10.035	10.934	8
	12/31/2011	10.934	11.042	17
	12/31/2012	11.042	12.008	37
	12/31/2013	12.008	13.372	76
	12/31/2014	13.372	13.993	49
	12/31/2015	13.993	13.800	120
	12/31/2016	13.800	14.527	137
	12/31/2017	14.527	15.973	147
	12/31/2018	15.973	15.063	137
	12/31/2019	15.063	17.414	131
1.45%
	12/31/2010	10.034	10.927	94
	12/31/2011	10.927	11.030	75
	12/31/2012	11.030	11.989	103
	12/31/2013	11.989	13.344	120
	12/31/2014	13.344	13.957	107
	12/31/2015	13.957	13.757	58
	12/31/2016	13.757	14.475	47
	12/31/2017	14.475	15.908	40
	12/31/2018	15.908	14.994	31
	12/31/2019	14.994	17.326	20
AZL DFA Five-Year Global Fixed Income Fund
1.40%
	12/31/2017	N/A	9.868	2
	12/31/2018	9.868	9.843	3
	12/31/2019	9.843	10.046	4
1.45%
	12/31/2017	N/A	9.854	0
	12/31/2018	9.854	9.825	0
	12/31/2019	9.825	10.023	0

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

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Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL DFA Multi-Strategy Fund
1.40%
	12/31/2010	10.067	11.259	30
	12/31/2011	11.259	11.104	23
	12/31/2012	11.104	12.408	39
	12/31/2013	12.408	14.814	85
	12/31/2014	14.814	15.561	103
	12/31/2015	15.561	15.242	74
	12/31/2016	15.242	16.432	63
	12/31/2017	16.432	18.260	66
	12/31/2018	18.260	16.941	50
	12/31/2019	16.941	19.475	43
1.45%
	12/31/2010	10.066	11.252	172
	12/31/2011	11.252	11.092	130
	12/31/2012	11.092	12.388	166
	12/31/2013	12.388	14.783	211
	12/31/2014	14.783	15.521	156
	12/31/2015	15.521	15.195	122
	12/31/2016	15.195	16.373	87
	12/31/2017	16.373	18.185	88
	12/31/2018	18.185	16.864	55
	12/31/2019	16.864	19.376	53
AZL Fidelity Institutional Asset Management Total Bond Fund
1.40%
	12/31/2016	N/A	10.205	383
	12/31/2017	10.205	10.493	355
	12/31/2018	10.493	10.217	259
	12/31/2019	10.217	11.111	273
1.45%
	12/31/2016	N/A	9.998	77
	12/31/2017	9.998	10.275	60
	12/31/2018	10.275	10.000	41
	12/31/2019	10.000	10.869	50
AZL Government Money Market Fund
1.40%
	12/31/2010	11.106	10.952	2253
	12/31/2011	10.952	10.801	1608
	12/31/2012	10.801	10.650	3616
	12/31/2013	10.650	10.502	3228
	12/31/2014	10.502	10.357	2559
	12/31/2015	10.357	10.213	2208
	12/31/2016	10.213	10.072	1842
	12/31/2017	10.072	9.937	1543
	12/31/2018	9.937	9.898	1374
	12/31/2019	9.898	9.896	1540
1.45%
	12/31/2010	11.051	10.893	558
	12/31/2011	10.893	10.736	434
	12/31/2012	10.736	10.581	508
	12/31/2013	10.581	10.429	740
	12/31/2014	10.429	10.280	452
	12/31/2015	10.280	10.132	300
	12/31/2016	10.132	9.987	253
	12/31/2017	9.987	9.849	217
	12/31/2018	9.849	9.805	180
	12/31/2019	9.805	9.798	159

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

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Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL International Index Fund
1.40%
	12/31/2010	9.761	10.310	81
	12/31/2011	10.310	8.868	28
	12/31/2012	8.868	10.321	77
	12/31/2013	10.321	12.351	114
	12/31/2014	12.351	11.426	114
	12/31/2015	11.426	11.111	115
	12/31/2016	11.111	10.997	2078
	12/31/2017	10.997	13.531	2014
	12/31/2018	13.531	11.468	1449
	12/31/2019	11.468	13.734	1509
1.45%
	12/31/2010	9.760	10.304	93
	12/31/2011	10.304	8.858	76
	12/31/2012	8.858	10.305	32
	12/31/2013	10.305	12.325	59
	12/31/2014	12.325	11.397	36
	12/31/2015	11.397	11.077	20
	12/31/2016	11.077	10.958	285
	12/31/2017	10.958	13.475	250
	12/31/2018	13.475	11.415	128
	12/31/2019	11.415	13.664	146
AZL Mid Cap Index Fund
1.40%
	12/31/2010	N/A	10.670	64
	12/31/2011	10.670	10.278	49
	12/31/2012	10.278	11.879	87
	12/31/2013	11.879	15.546	163
	12/31/2014	15.546	16.742	147
	12/31/2015	16.742	16.068	155
	12/31/2016	16.068	18.938	748
	12/31/2017	18.938	21.636	687
	12/31/2018	21.636	18.913	481
	12/31/2019	18.913	23.364	492
1.45%
	12/31/2010	N/A	10.667	46
	12/31/2011	10.667	10.270	29
	12/31/2012	10.270	11.864	51
	12/31/2013	11.864	15.518	74
	12/31/2014	15.518	16.703	71
	12/31/2015	16.703	16.023	48
	12/31/2016	16.023	18.875	151
	12/31/2017	18.875	21.553	149
	12/31/2018	21.553	18.831	76
	12/31/2019	18.831	23.251	89

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

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Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Moderate Index Strategy Fund
1.40%
	12/31/2010	11.662	12.850	230
	12/31/2011	12.850	12.395	182
	12/31/2012	12.395	13.678	685
	12/31/2013	13.678	16.814	882
	12/31/2014	16.814	17.990	679
	12/31/2015	17.990	17.302	550
	12/31/2016	17.302	18.581	434
	12/31/2017	18.581	20.761	450
	12/31/2018	20.761	19.411	340
	12/31/2019	19.411	22.841	352
1.45%
	12/31/2010	11.629	12.807	176
	12/31/2011	12.807	12.348	123
	12/31/2012	12.348	13.618	183
	12/31/2013	13.618	16.733	245
	12/31/2014	16.733	17.894	209
	12/31/2015	17.894	17.201	168
	12/31/2016	17.201	18.464	122
	12/31/2017	18.464	20.619	105
	12/31/2018	20.619	19.270	44
	12/31/2019	19.270	22.662	45
AZL MSCI Emerging Markets Equity Index Fund
1.40%
	12/31/2010	10.813	11.985	491
	12/31/2011	11.985	9.778	253
	12/31/2012	9.778	11.670	701
	12/31/2013	11.670	11.266	848
	12/31/2014	11.266	10.530	696
	12/31/2015	10.530	9.045	540
	12/31/2016	9.045	9.802	539
	12/31/2017	9.802	13.206	569
	12/31/2018	13.206	11.008	390
	12/31/2019	11.008	12.721	402
1.45%
	12/31/2010	10.793	11.957	101
	12/31/2011	11.957	9.750	55
	12/31/2012	9.750	11.631	100
	12/31/2013	11.631	11.223	144
	12/31/2014	11.223	10.484	113
	12/31/2015	10.484	9.002	66
	12/31/2016	9.002	9.750	43
	12/31/2017	9.750	13.129	79
	12/31/2018	13.129	10.939	40
	12/31/2019	10.939	12.634	43
AZL MVP Balanced Index Strategy Fund
1.40%
	12/31/2015	N/A	12.227	2
	12/31/2016	12.227	12.854	5
	12/31/2017	12.854	14.121	7
	12/31/2018	14.121	13.305	6
	12/31/2019	13.305	15.340	20
1.45%
	12/31/2015	N/A	12.203	3
	12/31/2016	12.203	12.822	3
	12/31/2017	12.822	14.079	6
	12/31/2018	14.079	13.259	4
	12/31/2019	13.259	15.279	5

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

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Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Balanced Fund
1.40%
	12/31/2010	10.836	11.868	620
	12/31/2011	11.868	11.598	255
	12/31/2012	11.598	12.739	1097
	12/31/2013	12.739	14.001	1123
	12/31/2014	14.001	14.439	912
	12/31/2015	14.439	13.989	694
	12/31/2016	13.989	14.612	525
	12/31/2017	14.612	16.171	479
	12/31/2018	16.171	15.084	362
	12/31/2019	15.084	17.219	361
1.45%
	12/31/2010	10.811	11.835	468
	12/31/2011	11.835	11.559	314
	12/31/2012	11.559	12.690	343
	12/31/2013	12.690	13.940	362
	12/31/2014	13.940	14.370	335
	12/31/2015	14.370	13.914	245
	12/31/2016	13.914	14.527	158
	12/31/2017	14.527	16.069	142
	12/31/2018	16.069	14.981	102
	12/31/2019	14.981	17.093	99
AZL MVP Fusion Dynamic Moderate Fund
1.40%
	12/31/2010	10.490	11.559	868
	12/31/2011	11.559	11.075	570
	12/31/2012	11.075	12.289	2551
	12/31/2013	12.289	13.956	2758
	12/31/2014	13.956	14.345	2300
	12/31/2015	14.345	13.847	1768
	12/31/2016	13.847	14.299	1361
	12/31/2017	14.299	16.072	1262
	12/31/2018	16.072	14.824	904
	12/31/2019	14.824	17.147	926
1.45%
	12/31/2010	10.465	11.526	687
	12/31/2011	11.526	11.038	423
	12/31/2012	11.038	12.242	711
	12/31/2013	12.242	13.896	906
	12/31/2014	13.896	14.276	692
	12/31/2015	14.276	13.773	540
	12/31/2016	13.773	14.216	370
	12/31/2017	14.216	15.971	343
	12/31/2018	15.971	14.722	197
	12/31/2019	14.722	17.022	184
AZL MVP Growth Index Strategy Fund
1.40%
	12/31/2015	N/A	13.398	1
	12/31/2016	13.398	14.110	1241
	12/31/2017	14.110	16.136	1221
	12/31/2018	16.136	14.884	845
	12/31/2019	14.884	17.689	875
1.45%
	12/31/2015	N/A	13.372	0
	12/31/2016	13.372	14.075	177
	12/31/2017	14.075	16.087	157
	12/31/2018	16.087	14.832	101
	12/31/2019	14.832	17.619	115

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

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Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Russell 1000 Growth Index Fund
1.40%
	12/31/2016	N/A	18.712	1456
	12/31/2017	18.712	23.783	1312
	12/31/2018	23.783	22.948	937
	12/31/2019	22.948	30.613	901
1.45%
	12/31/2016	N/A	19.226	152
	12/31/2017	19.226	24.425	140
	12/31/2018	24.425	23.556	68
	12/31/2019	23.556	31.407	73
AZL Russell 1000 Value Index Fund
1.40%
	12/31/2016	N/A	17.738	1783
	12/31/2017	17.738	19.769	1587
	12/31/2018	19.769	17.793	1192
	12/31/2019	17.793	22.083	1182
1.45%
	12/31/2016	N/A	17.660	229
	12/31/2017	17.660	19.673	169
	12/31/2018	19.673	17.697	75
	12/31/2019	17.697	21.954	85
AZL S&P 500 Index Fund – Class 2
1.40%
	12/31/2010	7.514	8.489	779
	12/31/2011	8.489	8.502	592
	12/31/2012	8.502	9.675	1771
	12/31/2013	9.675	12.561	2463
	12/31/2014	12.561	14.011	2160
	12/31/2015	14.011	13.948	1773
	12/31/2016	13.948	15.329	2918
	12/31/2017	15.329	18.345	2703
	12/31/2018	18.345	17.213	1934
	12/31/2019	17.213	22.216	1934
1.45%
	12/31/2010	7.504	8.474	508
	12/31/2011	8.474	8.482	349
	12/31/2012	8.482	9.648	533
	12/31/2013	9.648	12.519	728
	12/31/2014	12.519	13.958	537
	12/31/2015	13.958	13.887	546
	12/31/2016	13.887	15.255	538
	12/31/2017	15.255	18.247	376
	12/31/2018	18.247	17.113	227
	12/31/2019	17.113	22.076	227
AZL S&P 500 Index Fund – Class 1
1.40%
	12/31/2016	N/A	15.702	163
	12/31/2017	15.702	18.829	136
	12/31/2018	18.829	17.707	102
	12/31/2019	17.707	22.921	92

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

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Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Small Cap Stock Index Fund
1.40%
	12/31/2010	7.821	9.678	357
	12/31/2011	9.678	9.571	257
	12/31/2012	9.571	10.930	819
	12/31/2013	10.930	15.156	1157
	12/31/2014	15.156	15.727	867
	12/31/2015	15.727	15.122	721
	12/31/2016	15.122	18.745	1645
	12/31/2017	18.745	20.841	1508
	12/31/2018	20.841	18.715	1093
	12/31/2019	18.715	22.551	1095
1.45%
	12/31/2010	7.810	9.660	205
	12/31/2011	9.660	9.549	149
	12/31/2012	9.549	10.899	170
	12/31/2013	10.899	15.105	208
	12/31/2014	15.105	15.667	135
	12/31/2015	15.667	15.056	84
	12/31/2016	15.056	18.655	171
	12/31/2017	18.655	20.730	149
	12/31/2018	20.730	18.606	84
	12/31/2019	18.606	22.408	87
AZL T. Rowe Price Capital Appreciation Fund
1.40%
	12/31/2010	10.338	11.422	772
	12/31/2011	11.422	10.791	581
	12/31/2012	10.791	11.951	2160
	12/31/2013	11.951	15.314	2681
	12/31/2014	15.314	16.879	2121
	12/31/2015	16.879	17.487	1793
	12/31/2016	17.487	18.596	1651
	12/31/2017	18.596	21.096	1638
	12/31/2018	21.096	20.880	1205
	12/31/2019	20.880	25.609	1207
1.45%
	12/31/2010	10.296	11.370	214
	12/31/2011	11.370	10.736	154
	12/31/2012	10.736	11.885	224
	12/31/2013	11.885	15.221	282
	12/31/2014	15.221	16.768	234
	12/31/2015	16.768	17.364	193
	12/31/2016	17.364	18.455	139
	12/31/2017	18.455	20.926	137
	12/31/2018	20.926	20.701	92
	12/31/2019	20.701	25.377	91

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

 13 31

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Global Allocation V.I. Fund
1.40%
	12/31/2010	9.443	10.220	373
	12/31/2011	10.220	9.712	272
	12/31/2012	9.712	10.530	581
	12/31/2013	10.530	11.881	779
	12/31/2014	11.881	11.942	698
	12/31/2015	11.942	11.658	565
	12/31/2016	11.658	11.934	500
	12/31/2017	11.934	13.381	458
	12/31/2018	13.381	12.194	333
	12/31/2019	12.194	14.160	279
1.45%
	12/31/2010	9.435	10.207	206
	12/31/2011	10.207	9.694	175
	12/31/2012	9.694	10.506	207
	12/31/2013	10.506	11.847	250
	12/31/2014	11.847	11.902	216
	12/31/2015	11.902	11.614	152
	12/31/2016	11.614	11.882	95
	12/31/2017	11.882	13.317	79
	12/31/2018	13.317	12.129	45
	12/31/2019	12.129	14.077	35
Davis VA Financial Portfolio
1.40%
	12/31/2010	11.657	12.771	68
	12/31/2011	12.771	11.592	59
	12/31/2012	11.592	13.582	173
	12/31/2013	13.582	17.580	221
	12/31/2014	17.580	19.562	161
	12/31/2015	19.562	19.677	125
	12/31/2016	19.677	22.169	110
	12/31/2017	22.169	26.544	106
	12/31/2018	26.544	23.380	78
	12/31/2019	23.380	29.017	68
1.45%
	12/31/2010	11.600	12.702	26
	12/31/2011	12.702	11.523	15
	12/31/2012	11.523	13.494	27
	12/31/2013	13.494	17.458	36
	12/31/2014	17.458	19.417	29
	12/31/2015	19.417	19.521	20
	12/31/2016	19.521	21.982	13
	12/31/2017	21.982	26.307	26
	12/31/2018	26.307	23.160	15
	12/31/2019	23.160	28.729	18

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

 13 32

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Allocation VIP Fund
1.40%
	12/31/2010	7.510	8.165	42
	12/31/2011	8.165	7.927	25
	12/31/2012	7.927	9.015	80
	12/31/2013	9.015	11.003	101
	12/31/2014	11.003	11.159	102
	12/31/2015	11.159	10.320	82
	12/31/2016	10.320	11.518	63
	12/31/2017	11.518	12.718	61
	12/31/2018	12.718	11.331	46
	12/31/2019	11.331	13.392	48
1.45%
	12/31/2010	7.500	8.150	263
	12/31/2011	8.150	7.909	170
	12/31/2012	7.909	8.990	188
	12/31/2013	8.990	10.967	225
	12/31/2014	10.967	11.117	214
	12/31/2015	11.117	10.276	140
	12/31/2016	10.276	11.463	109
	12/31/2017	11.463	12.652	79
	12/31/2018	12.652	11.266	38
	12/31/2019	11.266	13.309	48
Franklin Income VIP Fund
1.40%
	12/31/2010	44.972	49.967	251
	12/31/2011	49.967	50.449	193
	12/31/2012	50.449	56.037	669
	12/31/2013	56.037	62.962	809
	12/31/2014	62.962	64.952	653
	12/31/2015	64.952	59.531	474
	12/31/2016	59.531	66.936	399
	12/31/2017	66.936	72.392	369
	12/31/2018	72.392	68.308	254
	12/31/2019	68.308	78.175	271
1.45%
	12/31/2010	44.504	49.422	100
	12/31/2011	49.422	49.873	61
	12/31/2012	49.873	55.370	124
	12/31/2013	55.370	62.181	170
	12/31/2014	62.181	64.115	125
	12/31/2015	64.115	58.734	73
	12/31/2016	58.734	66.006	51
	12/31/2017	66.006	71.352	44
	12/31/2018	71.352	67.292	25
	12/31/2019	67.292	76.974	27

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

 13 33

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Mutual Shares VIP Fund
1.40%
	12/31/2010	18.614	20.410	468
	12/31/2011	20.410	19.917	384
	12/31/2012	19.917	22.436	1544
	12/31/2013	22.436	28.376	1861
	12/31/2014	28.376	29.974	1424
	12/31/2015	29.974	28.099	1087
	12/31/2016	28.099	32.157	899
	12/31/2017	32.157	34.358	834
	12/31/2018	34.358	30.807	574
	12/31/2019	30.807	37.235	605
1.45%
	12/31/2010	18.492	20.266	194
	12/31/2011	20.266	19.767	118
	12/31/2012	19.767	22.255	247
	12/31/2013	22.255	28.134	343
	12/31/2014	28.134	29.703	248
	12/31/2015	29.703	27.831	171
	12/31/2016	27.831	31.835	123
	12/31/2017	31.835	33.997	109
	12/31/2018	33.997	30.467	58
	12/31/2019	30.467	36.807	67
Franklin Rising Dividends VIP Fund
1.40%
	12/31/2010	30.828	36.674	141
	12/31/2011	36.674	38.335	112
	12/31/2012	38.335	42.321	341
	12/31/2013	42.321	54.122	438
	12/31/2014	54.122	58.025	348
	12/31/2015	58.025	55.131	268
	12/31/2016	55.131	63.086	242
	12/31/2017	63.086	75.001	215
	12/31/2018	75.001	70.200	158
	12/31/2019	70.200	89.459	153
1.45%
	12/31/2010	30.552	36.329	10
	12/31/2011	36.329	37.955	3
	12/31/2012	37.955	41.880	16
	12/31/2013	41.880	53.531	25
	12/31/2014	53.531	57.363	19
	12/31/2015	57.363	54.475	14
	12/31/2016	54.475	62.304	11
	12/31/2017	62.304	74.034	10
	12/31/2018	74.034	69.260	7
	12/31/2019	69.260	88.217	7

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

 13 34

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin U.S. Government Securities VIP Fund
1.40%
	12/31/2010	28.262	29.342	378
	12/31/2011	29.342	30.578	277
	12/31/2012	30.578	30.720	418
	12/31/2013	30.720	29.615	417
	12/31/2014	29.615	30.191	355
	12/31/2015	30.191	29.913	307
	12/31/2016	29.913	29.693	267
	12/31/2017	29.693	29.673	243
	12/31/2018	29.673	29.357	186
	12/31/2019	29.357	30.463	169
1.45%
	12/31/2010	27.970	29.023	89
	12/31/2011	29.023	30.232	63
	12/31/2012	30.232	30.356	75
	12/31/2013	30.356	29.249	71
	12/31/2014	29.249	29.804	61
	12/31/2015	29.804	29.514	41
	12/31/2016	29.514	29.282	32
	12/31/2017	29.282	29.248	27
	12/31/2018	29.248	28.922	18
	12/31/2019	28.922	29.997	18
Invesco Oppenheimer V.I. Global Strategic Income Fund
1.40%
	12/31/2012	N/A	27.281	25
	12/31/2013	27.281	26.866	32
	12/31/2014	26.866	27.244	28
	12/31/2015	27.244	26.258	25
	12/31/2016	26.258	27.585	24
	12/31/2017	27.585	28.908	13
	12/31/2018	28.908	27.251	10
	12/31/2019	27.251	29.775	10
1.45%
	12/31/2012	N/A	27.013	0
	12/31/2013	27.013	26.589	0
	12/31/2014	26.589	26.950	0
	12/31/2015	26.950	25.962	0
	12/31/2016	25.962	27.260	0
	12/31/2017	27.260	28.554	0
	12/31/2018	28.554	26.903	0
	12/31/2019	26.903	29.380	0

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

 13 35

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT All Asset Portfolio
1.40%
	12/31/2010	13.646	15.218	388
	12/31/2011	15.218	15.300	286
	12/31/2012	15.300	17.341	658
	12/31/2013	17.341	17.147	688
	12/31/2014	17.147	16.989	614
	12/31/2015	16.989	15.247	447
	12/31/2016	15.247	16.979	422
	12/31/2017	16.979	19.011	386
	12/31/2018	19.011	17.731	287
	12/31/2019	17.731	19.565	287
1.45%
	12/31/2010	12.849	14.322	181
	12/31/2011	14.322	14.393	156
	12/31/2012	14.393	16.304	207
	12/31/2013	16.304	16.113	198
	12/31/2014	16.113	15.957	166
	12/31/2015	15.957	14.314	64
	12/31/2016	14.314	15.932	42
	12/31/2017	15.932	17.829	33
	12/31/2018	17.829	16.621	19
	12/31/2019	16.621	18.331	14
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%
	12/31/2010	9.913	12.173	346
	12/31/2011	12.173	11.097	176
	12/31/2012	11.097	11.531	361
	12/31/2013	11.531	9.700	388
	12/31/2014	9.700	7.802	319
	12/31/2015	7.802	5.716	261
	12/31/2016	5.716	6.491	267
	12/31/2017	6.491	6.539	273
	12/31/2018	6.539	5.536	180
	12/31/2019	5.536	6.083	210
1.45%
	12/31/2010	9.890	12.138	127
	12/31/2011	12.138	11.060	87
	12/31/2012	11.060	11.487	103
	12/31/2013	11.487	9.658	108
	12/31/2014	9.658	7.765	91
	12/31/2015	7.765	5.686	54
	12/31/2016	5.686	6.453	66
	12/31/2017	6.453	6.498	51
	12/31/2018	6.498	5.499	28
	12/31/2019	5.499	6.039	32

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

 13 36

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Emerging Markets Bond Portfolio
1.40%
	12/31/2010	13.324	14.738	114
	12/31/2011	14.738	15.454	57
	12/31/2012	15.454	17.966	120
	12/31/2013	17.966	16.482	91
	12/31/2014	16.482	16.500	73
	12/31/2015	16.500	15.905	63
	12/31/2016	15.905	17.777	44
	12/31/2017	17.777	19.265	44
	12/31/2018	19.265	18.097	29
	12/31/2019	18.097	20.485	28
1.45%
	12/31/2010	13.293	14.696	48
	12/31/2011	14.696	15.402	39
	12/31/2012	15.402	17.897	54
	12/31/2013	17.897	16.410	37
	12/31/2014	16.410	16.421	29
	12/31/2015	16.421	15.821	21
	12/31/2016	15.821	17.674	16
	12/31/2017	17.674	19.143	19
	12/31/2018	19.143	17.973	13
	12/31/2019	17.973	20.336	11
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
1.40%
	12/31/2010	11.763	12.952	206
	12/31/2011	12.952	13.740	206
	12/31/2012	13.740	14.489	242
	12/31/2013	14.489	13.077	195
	12/31/2014	13.077	13.187	147
	12/31/2015	13.187	12.479	110
	12/31/2016	12.479	12.803	95
	12/31/2017	12.803	13.715	96
	12/31/2018	13.715	12.956	73
	12/31/2019	12.956	13.559	82
1.45%
	12/31/2010	11.736	12.916	142
	12/31/2011	12.916	13.694	124
	12/31/2012	13.694	14.434	161
	12/31/2013	14.434	13.020	144
	12/31/2014	13.020	13.123	87
	12/31/2015	13.123	12.413	45
	12/31/2016	12.413	12.729	38
	12/31/2017	12.729	13.629	30
	12/31/2018	13.629	12.868	20
	12/31/2019	12.868	13.460	21
Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

 13 37

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT High Yield Portfolio
1.40%
	12/31/2010	14.386	16.244	264
	12/31/2011	16.244	16.557	164
	12/31/2012	16.557	18.665	394
	12/31/2013	18.665	19.463	471
	12/31/2014	19.463	19.835	348
	12/31/2015	19.835	19.238	286
	12/31/2016	19.238	21.338	269
	12/31/2017	21.338	22.437	225
	12/31/2018	22.437	21.536	158
	12/31/2019	21.536	24.369	150
1.45%
	12/31/2010	14.853	16.763	78
	12/31/2011	16.763	17.078	70
	12/31/2012	17.078	19.242	81
	12/31/2013	19.242	20.055	81
	12/31/2014	20.055	20.428	83
	12/31/2015	20.428	19.803	44
	12/31/2016	19.803	21.954	25
	12/31/2017	21.954	23.073	14
	12/31/2018	23.073	22.136	9
	12/31/2019	22.136	25.035	8
PIMCO VIT Real Return Portfolio
1.40%
	12/31/2010	13.187	14.058	782
	12/31/2011	14.058	15.482	625
	12/31/2012	15.482	16.603	1174
	12/31/2013	16.603	14.863	1163
	12/31/2014	14.863	15.111	958
	12/31/2015	15.111	14.498	741
	12/31/2016	14.498	15.039	649
	12/31/2017	15.039	15.373	589
	12/31/2018	15.373	14.824	450
	12/31/2019	14.824	15.853	453
1.45%
	12/31/2010	13.143	14.004	230
	12/31/2011	14.004	15.415	178
	12/31/2012	15.415	16.523	243
	12/31/2013	16.523	14.784	205
	12/31/2014	14.784	15.023	195
	12/31/2015	15.023	14.406	76
	12/31/2016	14.406	14.937	55
	12/31/2017	14.937	15.261	48
	12/31/2018	15.261	14.709	30
	12/31/2019	14.709	15.721	28

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

 13 38

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT StocksPLUS Global Portfolio
1.40%
	12/31/2010	N/A	10.337	2
	12/31/2011	10.337	9.713	625
	12/31/2012	9.713	10.513	1856
	12/31/2013	10.513	12.357	2178
	12/31/2014	12.357	12.295	1732
	12/31/2015	12.295	11.031	1323
	12/31/2016	11.031	11.720	1167
	12/31/2017	11.720	14.215	1110
	12/31/2018	14.215	12.511	780
	12/31/2019	12.511	15.733	792
1.45%
	12/31/2010	N/A	10.334	0
	12/31/2011	10.334	9.705	181
	12/31/2012	9.705	10.499	315
	12/31/2013	10.499	12.334	428
	12/31/2014	12.334	12.266	335
	12/31/2015	12.266	11.000	228
	12/31/2016	11.000	11.681	161
	12/31/2017	11.681	14.160	144
	12/31/2018	14.160	12.457	80
	12/31/2019	12.457	15.657	93
PIMCO VIT Total Return Portfolio
1.40%
	12/31/2010	16.963	18.084	1304
	12/31/2011	18.084	18.478	826
	12/31/2012	18.478	19.969	1486
	12/31/2013	19.969	19.305	1415
	12/31/2014	19.305	19.852	1123
	12/31/2015	19.852	19.664	917
	12/31/2016	19.664	19.911	753
	12/31/2017	19.911	20.601	681
	12/31/2018	20.601	20.205	516
	12/31/2019	20.205	21.592	531
1.45%
	12/31/2010	17.333	18.471	326
	12/31/2011	18.471	18.863	246
	12/31/2012	18.863	20.375	353
	12/31/2013	20.375	19.688	355
	12/31/2014	19.688	20.235	250
	12/31/2015	20.235	20.034	181
	12/31/2016	20.034	20.275	135
	12/31/2017	20.275	20.967	150
	12/31/2018	20.967	20.554	99
	12/31/2019	20.554	21.954	89

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

 13 39

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Templeton Global Bond VIP Fund
1.40%
	12/31/2010	39.681	44.783	123
	12/31/2011	44.783	43.777	81
	12/31/2012	43.777	49.669	101
	12/31/2013	49.669	49.776	90
	12/31/2014	49.776	49.984	72
	12/31/2015	49.984	47.167	45
	12/31/2016	47.167	47.878	37
	12/31/2017	47.878	48.124	31
	12/31/2018	48.124	48.371	19
	12/31/2019	48.371	48.658	20
1.45%
	12/31/2010	39.281	44.309	42
	12/31/2011	44.309	43.293	31
	12/31/2012	43.293	49.094	40
	12/31/2013	49.094	49.176	33
	12/31/2014	49.176	49.356	41
	12/31/2015	49.356	46.552	17
	12/31/2016	46.552	47.230	11
	12/31/2017	47.230	47.448	9
	12/31/2018	47.448	47.668	5
	12/31/2019	47.668	47.927	5
Templeton Growth VIP Fund
1.40%
	12/31/2010	21.718	23.000	199
	12/31/2011	23.000	21.099	201
	12/31/2012	21.099	25.187	1001
	12/31/2013	25.187	32.491	1202
	12/31/2014	32.491	31.138	897
	12/31/2015	31.138	28.713	671
	12/31/2016	28.713	31.038	559
	12/31/2017	31.038	36.270	513
	12/31/2018	36.270	30.452	335
	12/31/2019	30.452	34.580	388
1.45%
	12/31/2010	21.547	22.807	102
	12/31/2011	22.807	20.912	64
	12/31/2012	20.912	24.951	155
	12/31/2013	24.951	32.171	221
	12/31/2014	32.171	30.815	151
	12/31/2015	30.815	28.402	95
	12/31/2016	28.402	30.686	71
	12/31/2017	30.686	35.840	66
	12/31/2018	35.840	30.077	33
	12/31/2019	30.077	34.136	38

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

 13 40

APPENDIX C – ALLIANZ LIFE VARIABLE ACCOUNT B FINANCIAL STATEMENTS

Allianz High FiveSM Statement of Additional Information – [To be added upon amendment]

 13 41

ALLIANZ LIFE VARIABLE ACCOUNT B

of

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

December 31, 2019

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Allianz Life Insurance Company of North America and the Contract Owners of Allianz Life Variable Account B of Allianz Life Insurance Company of North America

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America, indicated in the table below (other than Oppenheimer Global Multi-Alternatives Fund/VA, which does not present a statement of assets and liabilities), as of December 31, 2019, the related statements of operations for the year then ended (other than Oppenheimer Global Multi-Alternatives Fund/VA, which is for the period January 1, 2019 to April 29, 2019 (date of merger with AZL Government Money Market Fund)), and the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America (other than Oppenheimer Global Multi-Alternatives Fund/VA, which does not present a statement of assets and liabilities) as of December 31, 2019, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2019 (other than Oppenheimer Global Multi-Alternatives Fund/VA, which is for the period January 1, 2019 to April 29, 2019 (date of merger with AZL Government Money Market Fund)) in conformity with accounting principles generally accepted in the United States of America.

Subaccounts of Allianz Life Variable Account B
AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi- Strategy Fund
AZL Enhanced Bond Index Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund	AZL Government Money Market Fund
AZL International Index Fund Class 1	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund
AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund
AZL Morgan Stanley Global Real Estate Fund Class 1	AZL Morgan Stanley Global Real Estate Fund Class 2	AZL MSCI Emerging Markets Equity Index Class 1
AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund	AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund

AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2	AZL Russell 1000 Value Index Fund Class 1
AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1
AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund	BNY Mellon VIF Appreciation Portfolio	ClearBridge Variable Aggressive Growth Portfolio
Columbia Variable Portfolio - Seligman Global Technology Fund	Davis VA Financial Portfolio	Davis VA Real Estate Portfolio
Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio
Franklin Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund
Invesco V.I. Balanced-Risk Allocation Fund	Ivy VIP Asset Strategy Portfolio	Ivy VIP Energy Portfolio
Ivy VIP Growth Portfolio	Ivy VIP Mid Cap Growth Portfolio	Ivy VIP Natural Resources Portfolio
Ivy VIP Science and Technology Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio
MFS VIT Utilities Portfolio	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT CommodityReal Return Strategy Portfolio	PIMCO VIT Dynamic Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio
QS Legg Mason Dynamic Multi- Strategy VIT Portfolio	RCM Dynamic Multi-Asset Plus VIT Portfolio	T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio	Templeton Global Bond VIP Fund
Templeton Growth VIP Fund

Basis for Opinions

These financial statements are the responsibility of the Allianz Life Insurance Company of North America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, MN
March 25, 2020

We have served as the auditor of one or more of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America since 2019.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Assets:
Investments at Net Asset Value	$370,836	$14,680	$892,959	$26,772	$281,339
Total Assets	370,836	14,680	892,959	26,772	281,339

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	370,836	14,680	892,959	26,772	281,339

Net Assets:
Contracts in Accumulation Period	370,770	14,680	892,757	26,772	281,258
Contracts in Annuity Payment Period	66	—	202	—	81
Total Net Assets	$370,836	$14,680	$892,959	$26,772	$281,339

Investment Shares	22,530	1,495	62,184	2,388	20,917
Investments at Cost	$332,998	$15,049	$873,079	$26,164	$256,792

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund	AZL Government Money Market Fund	AZL International Index Fund Class 1
Assets:
Investments at Net Asset Value	$20,543	$161,773	$69,198	$466,646	$100,779
Total Assets	20,543	161,773	69,198	466,646	100,779

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	20,543	161,773	69,198	466,646	100,779

Net Assets:
Contracts in Accumulation Period	20,489	161,773	69,198	465,540	100,452
Contracts in Annuity Payment Period	54	—	—	1,106	327
Total Net Assets	$20,543	$161,773	$69,198	$466,646	$100,779

Investment Shares	2,014	15,407	5,029	466,646	8,741
Investments at Cost	$20,103	$157,758	$60,271	$466,645	$88,534

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund
Assets:
Investments at Net Asset Value	$442,769	$28,365	$46,374	$446,410	$578,003
Total Assets	442,769	28,365	46,374	446,410	578,003

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	442,769	28,365	46,374	446,410	578,003

Net Assets:
Contracts in Accumulation Period	442,226	28,365	46,212	446,322	577,667
Contracts in Annuity Payment Period	543	—	162	88	336
Total Net Assets	$442,769	$28,365	$46,374	$446,410	$578,003

Investment Shares	26,371	2,689	5,601	20,375	43,394
Investments at Cost	$385,480	$27,308	$53,000	$411,164	$588,162

	AZL Morgan Stanley Global Real Estate Fund Class 1	AZL Morgan Stanley Global Real Estate Fund Class 2	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund
Assets:
Investments at Net Asset Value	$19,265	$82,830	$16,781	$105,083	$5,452
Total Assets	19,265	82,830	16,781	105,083	5,452

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	19,265	82,830	16,781	105,083	5,452

Net Assets:
Contracts in Accumulation Period	19,146	82,791	16,748	105,053	5,452
Contracts in Annuity Payment Period	119	39	33	30	—
Total Net Assets	$19,265	$82,830	$16,781	$105,083	$5,452

Investment Shares	2,096	8,341	2,138	13,386	434
Investments at Cost	$20,372	$82,152	$10,915	$94,038	$4,826

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund	AZL MVP Fusion Dynamic Conservative Fund
Assets:
Investments at Net Asset Value	$289,123	$86,188	$231,613	$841,576	$228,175
Total Assets	289,123	86,188	231,613	841,576	228,175

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	289,123	86,188	231,613	841,576	228,175

Net Assets:
Contracts in Accumulation Period	289,123	86,188	231,613	841,210	228,163
Contracts in Annuity Payment Period	—	—	—	366	12
Total Net Assets	$289,123	$86,188	$231,613	$841,576	$228,175

Investment Shares	20,800	7,164	18,574	74,873	19,078
Investments at Cost	$258,433	$76,507	$218,337	$846,184	$227,546

	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Assets:
Investments at Net Asset Value	$1,815,251	$670,508	$2,390,898	$472,411	$1,152,403
Total Assets	1,815,251	670,508	2,390,898	472,411	1,152,403

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	1,815,251	670,508	2,390,898	472,411	1,152,403

Net Assets:
Contracts in Accumulation Period	1,814,805	670,508	2,390,130	472,411	1,152,403
Contracts in Annuity Payment Period	446	—	768	—	—
Total Net Assets	$1,815,251	$670,508	$2,390,898	$472,411	$1,152,403

Investment Shares	162,657	51,617	149,245	31,578	83,206
Investments at Cost	$1,791,173	$587,682	$2,048,748	$418,768	$956,517

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund
Assets:
Investments at Net Asset Value	$53,537	$617,780	$150,207	$439,080	$864,709
Total Assets	53,537	617,780	150,207	439,080	864,709

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	53,537	617,780	150,207	439,080	864,709

Net Assets:
Contracts in Accumulation Period	53,349	617,608	149,594	438,913	864,388
Contracts in Annuity Payment Period	188	172	613	167	321
Total Net Assets	$53,537	$617,780	$150,207	$439,080	$864,709

Investment Shares	4,672	38,371	15,406	33,441	47,376
Investments at Cost	$47,916	$519,648	$151,624	$417,059	$624,161

	AZL Small Cap Stock Index Fund Class 1	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund
Assets:
Investments at Net Asset Value	$43,271	$459,446	$580,071	$1,440	$1,126,831
Total Assets	43,271	459,446	580,071	1,440	1,126,831

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	43,271	459,446	580,071	1,440	1,126,831

Net Assets:
Contracts in Accumulation Period	43,138	459,302	579,916	1,440	1,126,798
Contracts in Annuity Payment Period	133	144	155	—	33
Total Net Assets	$43,271	$459,446	$580,071	$1,440	$1,126,831

Investment Shares	4,484	34,728	29,505	121	77,820
Investments at Cost	$44,685	$436,081	$450,889	$1,351	$1,087,926

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	BNY Mellon VIF Appreciation Portfolio	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio	Davis VA Real Estate Portfolio
Assets:
Investments at Net Asset Value	$50	$1,170	$1,144	$47,060	$266
Total Assets	50	1,170	1,144	47,060	266

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	50	1,170	1,144	47,060	266

Net Assets:
Contracts in Accumulation Period	50	1,170	1,122	47,059	266
Contracts in Annuity Payment Period	—	—	22	1	—
Total Net Assets	$50	$1,170	$1,144	$47,060	$266

Investment Shares	1	42	49	3,494	17
Investments at Cost	$50	$1,185	$929	$43,781	$208

	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP FundsManager 50% Portfolio	Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio
Assets:
Investments at Net Asset Value	$1,778	$5,435	$22,443	$84,768	$482
Total Assets	1,778	5,435	22,443	84,768	482

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	1,778	5,435	22,443	84,768	482

Net Assets:
Contracts in Accumulation Period	1,778	5,435	22,443	84,689	482
Contracts in Annuity Payment Period	—	—	—	79	—
Total Net Assets	$1,778	$5,435	$22,443	$84,768	$482

Investment Shares	194	428	1,835	8,335	15
Investments at Cost	$1,798	$4,678	$21,359	$89,918	$495

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	Fidelity VIP Strategic Income Portfolio	Franklin Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund
Assets:
Investments at Net Asset Value	$1,824	$94,216	$1,065,730	$360,673	$219,360
Total Assets	1,824	94,216	1,065,730	360,673	219,360

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	1,824	94,216	1,065,730	360,673	219,360

Net Assets:
Contracts in Accumulation Period	1,824	94,216	1,065,075	360,224	218,729
Contracts in Annuity Payment Period	—	—	655	449	631
Total Net Assets	$1,824	$94,216	$1,065,730	$360,673	$219,360

Investment Shares	161	13,835	66,706	19,110	8,012
Investments at Cost	$1,817	$95,813	$1,014,912	$340,205	$168,013

	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund
Assets:
Investments at Net Asset Value	$724	$200,585	$2,303	$1,281	$780
Total Assets	724	200,585	2,303	1,281	780

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	724	200,585	2,303	1,281	780

Net Assets:
Contracts in Accumulation Period	724	200,129	2,299	1,281	780
Contracts in Annuity Payment Period	—	456	4	—	—
Total Net Assets	$724	$200,585	$2,303	$1,281	$780

Investment Shares	69	16,574	463	500	50
Investments at Cost	$778	$209,620	$2,445	$1,221	$806

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	Invesco V.I. Balanced-Risk Allocation Fund	Ivy VIP Asset Strategy Portfolio	Ivy VIP Energy Portfolio	Ivy VIP Growth Portfolio	Ivy VIP Mid Cap Growth Portfolio
Assets:
Investments at Net Asset Value	$382	$878	$128	$398	$698
Total Assets	382	878	128	398	698

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	382	878	128	398	698

Net Assets:
Contracts in Accumulation Period	382	878	128	398	698
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$382	$878	$128	$398	$698

Investment Shares	36	92	32	35	55
Investments at Cost	$415	$1,003	$198	$385	$601

	Ivy VIP Natural Resources Portfolio	Ivy VIP Science and Technology Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
Assets:
Investments at Net Asset Value	$60	$1,303	$22,080	$260	$3,860
Total Assets	60	1,303	22,080	260	3,860

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	60	1,303	22,080	260	3,860

Net Assets:
Contracts in Accumulation Period	60	1,303	22,080	260	3,860
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$60	$1,303	$22,080	$260	$3,860

Investment Shares	16	44	1,991	25	469
Investments at Cost	$76	$1,081	$21,520	$308	$3,810

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio	MFS VIT Utilities Portfolio	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio
Assets:
Investments at Net Asset Value	$2,376	$35,037	$431	$308,198	$79,383
Total Assets	2,376	35,037	431	308,198	79,383

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	2,376	35,037	431	308,198	79,383

Net Assets:
Contracts in Accumulation Period	2,376	35,037	431	308,119	79,383
Contracts in Annuity Payment Period	—	—	—	79	—
Total Net Assets	$2,376	$35,037	$431	$308,198	$79,383

Investment Shares	81	2,646	12	28,563	7,798
Investments at Cost	$1,828	$34,353	$402	$305,452	$75,271

	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Dynamic Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio
Assets:
Investments at Net Asset Value	$41,546	$172,393	$95,266	$51,561	$85,815
Total Assets	41,546	172,393	95,266	51,561	85,815

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	41,546	172,393	95,266	51,561	85,815

Net Assets:
Contracts in Accumulation Period	41,544	172,382	95,266	51,518	85,815
Contracts in Annuity Payment Period	2	11	—	43	—
Total Net Assets	$41,546	$172,393	$95,266	$51,561	$85,815

Investment Shares	6,481	16,592	7,223	4,543	8,642
Investments at Cost	$69,924	$171,351	$95,321	$57,045	$83,207

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio
Assets:
Investments at Net Asset Value	$133,161	$560,228	$5,112	$8,661	$284,537
Total Assets	133,161	560,228	5,112	8,661	284,537

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	133,161	560,228	5,112	8,661	284,537

Net Assets:
Contracts in Accumulation Period	133,161	560,116	5,112	8,661	284,499
Contracts in Annuity Payment Period	—	112	—	—	38
Total Net Assets	$133,161	$560,228	$5,112	$8,661	$284,537

Investment Shares	10,627	70,469	396	849	22,511
Investments at Cost	$129,280	$550,009	$5,026	$8,616	$295,468

	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	RCM Dynamic Multi-Asset Plus VIT Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Assets:
Investments at Net Asset Value	$244,261	$836,413	$228	$19,793	$5,813
Total Assets	244,261	836,413	228	19,793	5,813

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	244,261	836,413	228	19,793	5,813

Net Assets:
Contracts in Accumulation Period	244,135	836,310	228	19,793	5,813
Contracts in Annuity Payment Period	126	103	—	—	—
Total Net Assets	$244,261	$836,413	$228	$19,793	$5,813

Investment Shares	27,640	75,900	17	1,925	155
Investments at Cost	$253,791	$837,069	$216	$19,147	$4,311

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2019
(In thousands)

	T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Total All Funds
Assets:
Investments at Net Asset Value	$1,320	$1,194	$555,889	$233,321	$22,595,431
Total Assets	1,320	1,194	555,889	233,321	22,595,431

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	1,320	1,194	555,889	233,321	22,595,431

Net Assets:
Contracts in Accumulation Period	1,320	1,194	555,754	232,997	22,585,457
Contracts in Annuity Payment Period	—	—	135	324	9,974
Total Net Assets	$1,320	$1,194	$555,889	$233,321	$22,595,431

Investment Shares	49	25	34,770	21,300	2,128,791
Investments at Cost	$1,340	$898	$616,956	$257,745	$21,089,499

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund

Investment Income:
Dividends Reinvested in Fund Shares	$8,363	$834	$9,490	$675

Expenses:
Mortality and Expense Risk and Administrative Charges	7,173	251	16,776	381
Investment Income (Loss), Net	1,190	583	(7,286)	294
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	12,423	—	35,360	—
Realized Gains (Losses) on Sales of Investments, Net	6,497	109	(360)	133
Realized Gains (Losses) on Investments, Net	18,920	109	35,000	133
Net Change in Unrealized Appreciation
(Depreciation) on Investments	31,478	(472)	94,005	1,231
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	50,398	(363)	129,005	1,364
Net Increase (Decrease) in Net Assets From Operations	$51,588	$220	$121,719	$1,658

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund

Investment Income:
Dividends Reinvested in Fund Shares	$6,736	$687	$4,915	$681

Expenses:
Mortality and Expense Risk and Administrative Charges	5,051	294	3,050	1,281
Investment Income (Loss), Net	1,685	393	1,865	(600)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	11,221	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	4,180	46	609	1,174
Realized Gains (Losses) on Investments, Net	15,401	46	609	1,174
Net Change in Unrealized Appreciation
(Depreciation) on Investments	23,236	1,305	10,875	5,244
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	38,637	1,351	11,484	6,418
Net Increase (Decrease) in Net Assets From Operations	$40,322	$1,744	$13,349	$5,818

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	AZL Government Money Market Fund	AZL International Index Fund Class 1	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund

Investment Income:
Dividends Reinvested in Fund Shares	$5,733	$3,591	$10,005	$712

Expenses:
Mortality and Expense Risk and Administrative Charges	6,396	1,612	8,981	423
Investment Income (Loss), Net	(663)	1,979	1,024	289
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	822	2,559	—
Realized Gains (Losses) on Sales of Investments, Net	7	1,072	7,503	185
Realized Gains (Losses) on Investments, Net	7	1,894	10,062	185
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(7)	13,729	65,750	1,375
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	—	15,623	75,812	1,560
Net Increase (Decrease) in Net Assets From Operations	$(663)	$17,602	$76,836	$1,849

	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund	AZL Morgan Stanley Global Real Estate Fund Class 1

Investment Income:
Dividends Reinvested in Fund Shares	$1,382	$4,635	$13,520	$617

Expenses:
Mortality and Expense Risk and Administrative Charges	658	8,827	11,318	283
Investment Income (Loss), Net	724	(4,192)	2,202	334
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	6,922	29,071	24,791	—
Realized Gains (Losses) on Sales of Investments, Net	(476)	6,847	(4,319)	(219)
Realized Gains (Losses) on Investments, Net	6,446	35,918	20,472	(219)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,342	59,946	67,697	2,914
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	8,788	95,864	88,169	2,695
Net Increase (Decrease) in Net Assets From Operations	$9,512	$91,672	$90,371	$3,029

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	AZL Morgan Stanley Global Real Estate Fund Class 2	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund

Investment Income:
Dividends Reinvested in Fund Shares	$2,176	$316	$1,696	$89

Expenses:
Mortality and Expense Risk and Administrative Charges	1,752	234	2,166	76
Investment Income (Loss), Net	424	82	(470)	13
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	372	2,356	—
Realized Gains (Losses) on Sales of Investments, Net	(327)	657	1,022	183
Realized Gains (Losses) on Investments, Net	(327)	1,029	3,378	183
Net Change in Unrealized Appreciation
(Depreciation) on Investments	12,139	1,304	11,330	1,168
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	11,812	2,333	14,708	1,351
Net Increase (Decrease) in Net Assets From Operations	$12,236	$2,415	$14,238	$1,364

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund

Investment Income:
Dividends Reinvested in Fund Shares	$5,838	$787	$8,970	$21,545

Expenses:
Mortality and Expense Risk and Administrative Charges	4,106	1,233	3,288	15,619
Investment Income (Loss), Net	1,732	(446)	5,682	5,926
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	5,070	1,257	—	37,584
Realized Gains (Losses) on Sales of Investments, Net	3,630	902	963	(986)
Realized Gains (Losses) on Investments, Net	8,700	2,159	963	36,598
Net Change in Unrealized Appreciation
(Depreciation) on Investments	28,932	9,348	24,071	67,600
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	37,632	11,507	25,034	104,198
Net Increase (Decrease) in Net Assets From Operations	$39,364	$11,061	$30,716	$110,124

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund

Investment Income:
Dividends Reinvested in Fund Shares	$5,454	$45,197	$11,517	$50,037

Expenses:
Mortality and Expense Risk and Administrative Charges	3,865	31,899	9,704	38,966
Investment Income (Loss), Net	1,589	13,298	1,813	11,071
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7,069	90,408	13,342	63,443
Realized Gains (Losses) on Sales of Investments, Net	88	2,940	9,056	35,415
Realized Gains (Losses) on Investments, Net	7,157	93,348	22,398	98,858
Net Change in Unrealized Appreciation
(Depreciation) on Investments	15,835	148,448	65,955	278,770
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	22,992	241,796	88,353	377,628
Net Increase (Decrease) in Net Assets From Operations	$24,581	$255,094	$90,166	$388,699

	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$9,825	$19,691	$704	$4,480

Expenses:
Mortality and Expense Risk and Administrative Charges	6,682	15,832	737	11,916
Investment Income (Loss), Net	3,143	3,859	(33)	(7,436)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	13,183	30,656	7,461	65,098
Realized Gains (Losses) on Sales of Investments, Net	5,260	14,867	883	21,601
Realized Gains (Losses) on Investments, Net	18,443	45,523	8,344	86,699
Net Change in Unrealized Appreciation
(Depreciation) on Investments	49,876	139,145	6,130	87,554
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	68,319	184,668	14,474	174,253
Net Increase (Decrease) in Net Assets From Operations	$71,462	$188,527	$14,441	$166,817

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1

Investment Income:
Dividends Reinvested in Fund Shares	$4,264	$8,299	$12,727	$676

Expenses:
Mortality and Expense Risk and Administrative Charges	2,240	8,461	16,236	810
Investment Income (Loss), Net	2,024	(162)	(3,509)	(134)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	9,322	20,821	24,965	5,313
Realized Gains (Losses) on Sales of Investments, Net	(716)	918	43,752	(45)
Realized Gains (Losses) on Investments, Net	8,606	21,739	68,717	5,268
Net Change in Unrealized Appreciation
(Depreciation) on Investments	20,632	67,825	143,007	2,665
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	29,238	89,564	211,724	7,933
Net Increase (Decrease) in Net Assets From Operations	$31,262	$89,402	$208,215	$7,799

	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund

Investment Income:
Dividends Reinvested in Fund Shares	$4,207	$11,624	$28	$13,863

Expenses:
Mortality and Expense Risk and Administrative Charges	9,486	11,649	5	20,725
Investment Income (Loss), Net	(5,279)	(25)	23	(6,862)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	42,828	25,022	93	43,835
Realized Gains (Losses) on Sales of Investments, Net	4,819	24,388	56	2,119
Realized Gains (Losses) on Investments, Net	47,647	49,410	149	45,954
Net Change in Unrealized Appreciation
(Depreciation) on Investments	38,474	58,726	214	127,363
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	86,121	108,136	363	173,317
Net Increase (Decrease) in Net Assets From Operations	$80,842	$108,111	$386	$166,455

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	BNY Mellon VIF Appreciation Portfolio	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$1	$8	$—	$680

Expenses:
Mortality and Expense Risk and Administrative Charges	—	4	18	974
Investment Income (Loss), Net	1	4	(18)	(294)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7	21	156	2,773
Realized Gains (Losses) on Sales of Investments, Net	(2)	(24)	17	239
Realized Gains (Losses) on Investments, Net	5	(3)	173	3,012
Net Change in Unrealized Appreciation
(Depreciation) on Investments	12	259	276	6,642
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	17	256	449	9,654
Net Increase (Decrease) in Net Assets From Operations	$18	$260	$431	$9,360

	Davis VA Real Estate Portfolio	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP FundsManager 50% Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$3	$158	$70	$339

Expenses:
Mortality and Expense Risk and Administrative Charges	4	11	15	396
Investment Income (Loss), Net	(1)	147	55	(57)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	9	—	—	2,177
Realized Gains (Losses) on Sales of Investments, Net	13	(67)	17	(91)
Realized Gains (Losses) on Investments, Net	22	(67)	17	2,086
Net Change in Unrealized Appreciation
(Depreciation) on Investments	41	281	1,143	1,275
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	63	214	1,160	3,361
Net Increase (Decrease) in Net Assets From Operations	$62	$361	$1,215	$3,304

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio	Franklin Allocation VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$1,129	$3	$56	$3,315

Expenses:
Mortality and Expense Risk and Administrative Charges	1,605	2	6	2,152
Investment Income (Loss), Net	(476)	1	50	1,163
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	14,268	64	13	6,111
Realized Gains (Losses) on Sales of Investments, Net	(2,361)	(12)	(6)	(730)
Realized Gains (Losses) on Investments, Net	11,907	52	7	5,381
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,943	56	126	8,125
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	14,850	108	133	13,506
Net Increase (Decrease) in Net Assets From Operations	$14,374	$109	$183	$14,669

	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Strategic Income VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$57,766	$6,525	$2,899	$43

Expenses:
Mortality and Expense Risk and Administrative Charges	18,168	6,916	3,765	2
Investment Income (Loss), Net	39,598	(391)	(866)	41
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	17,363	34,021	32,830	—
Realized Gains (Losses) on Sales of Investments, Net	5,167	4,029	7,953	(14)
Realized Gains (Losses) on Investments, Net	22,530	38,050	40,783	(14)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	79,604	27,728	10,721	36
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	102,134	65,778	51,504	22
Net Increase (Decrease) in Net Assets From Operations	$141,732	$65,387	$50,638	$63

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund

Investment Income:
Dividends Reinvested in Fund Shares	$6,168	$90	$13	$3

Expenses:
Mortality and Expense Risk and Administrative Charges	3,712	44	5	3
Investment Income (Loss), Net	2,456	46	8	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	90	58
Realized Gains (Losses) on Sales of Investments, Net	(2,220)	(30)	(33)	(12)
Realized Gains (Losses) on Investments, Net	(2,220)	(30)	57	46
Net Change in Unrealized Appreciation
(Depreciation) on Investments	6,982	180	328	123
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	4,762	150	385	169
Net Increase (Decrease) in Net Assets From Operations	$7,218	$196	$393	$169

	Invesco V.I. Balanced-Risk Allocation Fund	Ivy VIP Asset Strategy Portfolio	Ivy VIP Energy Portfolio	Ivy VIP Growth Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$—	$18	$—	$—

Expenses:
Mortality and Expense Risk and Administrative Charges	2	3	1	1
Investment Income (Loss), Net	(2)	15	(1)	(1)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	34	—	87
Realized Gains (Losses) on Sales of Investments, Net	(111)	(24)	(118)	8
Realized Gains (Losses) on Investments, Net	(111)	10	(118)	95
Net Change in Unrealized Appreciation
(Depreciation) on Investments	207	140	126	23
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	96	150	8	118
Net Increase (Decrease) in Net Assets From Operations	$94	$165	$7	$117

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	Ivy VIP Mid Cap Growth Portfolio	Ivy VIP Natural Resources Portfolio	Ivy VIP Science and Technology Portfolio	JPMorgan Insurance Trust Core Bond Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$—	$1	$—	$499

Expenses:
Mortality and Expense Risk and Administrative Charges	2	—	4	311
Investment Income (Loss), Net	(2)	1	(4)	188
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	104	—	114	—
Realized Gains (Losses) on Sales of Investments, Net	3	(4)	60	69
Realized Gains (Losses) on Investments, Net	107	(4)	174	69
Net Change in Unrealized Appreciation
(Depreciation) on Investments	62	9	360	1,002
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	169	5	534	1,071
Net Increase (Decrease) in Net Assets From Operations	$167	$6	$530	$1,259

	Lazard Retirement International Equity Portfolio	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$1	$—	$34	$1,086

Expenses:
Mortality and Expense Risk and Administrative Charges	1	6	7	481
Investment Income (Loss), Net	—	(6)	27	605
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	29	71	—
Realized Gains (Losses) on Sales of Investments, Net	(3)	(198)	52	109
Realized Gains (Losses) on Investments, Net	(3)	(169)	123	109
Net Change in Unrealized Appreciation
(Depreciation) on Investments	48	759	350	1,922
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	45	590	473	2,031
Net Increase (Decrease) in Net Assets From Operations	$45	$584	$500	$2,636

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	MFS VIT Utilities Portfolio	Oppenheimer Global Multi-Alternatives Fund/VA	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio
		(A)
Investment Income:
Dividends Reinvested in Fund Shares	$90	$1	$9,163	$1,686

Expenses:
Mortality and Expense Risk and Administrative Charges	6	—	5,500	1,141
Investment Income (Loss), Net	84	1	3,663	545
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	140	(3)	(1,134)	1
Realized Gains (Losses) on Investments, Net	147	(3)	(1,134)	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	31	5	27,382	11,854
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	178	2	26,248	11,855
Net Increase (Decrease) in Net Assets From Operations	$262	$3	$29,911	$12,400

	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Dynamic Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)

Investment Income:
Dividends Reinvested in Fund Shares	$1,870	$8,018	$4,513	$1,319

Expenses:
Mortality and Expense Risk and Administrative Charges	899	2,743	1,842	1,026
Investment Income (Loss), Net	971	5,275	2,671	293
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(6,289)	283	(856)	(1,399)
Realized Gains (Losses) on Investments, Net	(6,289)	283	(856)	(1,399)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	8,893	459	10,647	3,294
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,604	742	9,791	1,895
Net Increase (Decrease) in Net Assets From Operations	$3,575	$6,017	$12,462	$2,188

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$2,070	$2,919	$29,022	$62

Expenses:
Mortality and Expense Risk and Administrative Charges	1,466	2,272	9,388	51
Investment Income (Loss), Net	604	647	19,634	11
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	581	(494)	(490)	79
Realized Gains (Losses) on Investments, Net	581	(494)	(490)	79
Net Change in Unrealized Appreciation
(Depreciation) on Investments	4,624	19,029	52,496	82
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	5,205	18,535	52,006	161
Net Increase (Decrease) in Net Assets From Operations	$5,809	$19,182	$71,640	$172

	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$213	$4,975	$3,640	$26,279

Expenses:
Mortality and Expense Risk and Administrative Charges	23	5,155	4,785	15,022
Investment Income (Loss), Net	190	(180)	(1,145)	11,257
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(1)	(3,885)	(6,434)	(3,047)
Realized Gains (Losses) on Investments, Net	(1)	(3,885)	(6,434)	(3,047)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	85	23,687	60,145	47,501
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	84	19,802	53,711	44,454
Net Increase (Decrease) in Net Assets From Operations	$274	$19,622	$52,566	$55,711

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or periods ended December 31, 2019
(In thousands)

	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	RCM Dynamic Multi-Asset Plus VIT Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$4	$302	$—	$28

Expenses:
Mortality and Expense Risk and Administrative Charges	1	296	17	4
Investment Income (Loss), Net	3	6	(17)	24
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	476	152	79
Realized Gains (Losses) on Sales of Investments, Net	—	(38)	334	(15)
Realized Gains (Losses) on Investments, Net	—	438	486	64
Net Change in Unrealized Appreciation
(Depreciation) on Investments	26	2,385	732	241
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	26	2,823	1,218	305
Net Increase (Decrease) in Net Assets From Operations	$29	$2,829	$1,201	$329

	T. Rowe Price Health Sciences Portfolio	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Total All Funds

Investment Income:
Dividends Reinvested in Fund Shares	$—	$41,632	$6,551	$541,851

Expenses:
Mortality and Expense Risk and Administrative Charges	3	9,375	4,360	394,438
Investment Income (Loss), Net	(3)	32,257	2,191	147,413
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	52	—	43,935	787,768
Realized Gains (Losses) on Sales of Investments, Net	45	(7,918)	(4,723)	170,846
Realized Gains (Losses) on Investments, Net	97	(7,918)	39,212	958,614
Net Change in Unrealized Appreciation
(Depreciation) on Investments	193	(21,174)	(13,313)	2,178,352
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	290	(29,092)	25,899	3,136,966
Net Increase (Decrease) in Net Assets From Operations	$287	$3,165	$28,090	$3,284,379

(A)	Fund terminated in 2019. See Footnote 1 for further details.

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Allianz NFJ Dividend Value VIT Portfolio		AZL Balanced Index Strategy Fund
	2019	2018 (B)	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$77	$1,190	$(3,996)
Realized Gains (Losses) on Investments, Net	—	(646)	18,920	21,397
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	550	31,478	(41,678)
Net Increase (Decrease) in Net Assets From Operations	—	(19)	51,588	(24,277)
Contract Transactions-All Products
Purchase Payments	—	1	351	578
Transfers Between Funds or (to) from General Account	—	(3,906)	4,498	8,001
Surrenders and Terminations	—	(528)	(43,503)	(39,466)
Rescissions	—	—	—	(1)
Bonus (Recapture)	—	—	5	7
Contract Maintenance Charge	—	—	(71)	(74)
Rider Charge	—	(9)	(2,406)	(2,818)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	—	(4,442)	(41,126)	(33,773)
Increase (Decrease) in Net Assets	—	(4,461)	10,462	(58,050)
Net Assets at Beginning of Period	—	4,461	360,374	418,424
Net Assets at End of Period	$—	$—	$370,836	$360,374
Changes in Units
Issued	—	—	326	570
Redeemed	—	(270)	(2,946)	(2,776)
Net Increase (Decrease)	—	(270)	(2,620)	(2,206)

	AZL DFA Five-Year Global Fixed Income Fund		AZL DFA Multi-Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$583	$(86)	$(7,286)	$(7,151)
Realized Gains (Losses) on Investments, Net	109	4	35,000	16,255
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(472)	111	94,005	(82,413)
Net Increase (Decrease) in Net Assets From Operations	220	29	121,719	(73,309)
Contract Transactions-All Products
Purchase Payments	175	240	1,644	1,783
Transfers Between Funds or (to) from General Account	2,941	10,384	(12,302)	(15,922)
Surrenders and Terminations	(1,775)	(856)	(93,249)	(111,390)
Rescissions	—	—	(44)	(1)
Bonus (Recapture)	1	2	18	20
Contract Maintenance Charge	(2)	(1)	(155)	(168)
Rider Charge	(72)	(53)	(10,371)	(12,421)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	1,268	9,716	(114,459)	(138,099)
Increase (Decrease) in Net Assets	1,488	9,745	7,260	(211,408)
Net Assets at Beginning of Period	13,192	3,447	885,699	1,097,107
Net Assets at End of Period	$14,680	$13,192	$892,959	$885,699
Changes in Units
Issued	313	1,102	93	100
Redeemed	(186)	(93)	(6,555)	(7,891)
Net Increase (Decrease)	127	1,009	(6,462)	(7,791)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL Enhanced Bond Index Fund		AZL Fidelity Institutional Asset Management Multi-Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$294	$160	$1,685	$1,439
Realized Gains (Losses) on Investments, Net	133	(181)	15,401	17,112
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,231	(430)	23,236	(29,374)
Net Increase (Decrease) in Net Assets From Operations	1,658	(451)	40,322	(10,823)
Contract Transactions-All Products
Purchase Payments	853	1,105	725	1,415
Transfers Between Funds or (to) from General Account	3,347	3,822	(4,754)	(10,030)
Surrenders and Terminations	(2,774)	(2,750)	(30,493)	(33,282)
Rescissions	—	—	(1)	(4)
Bonus (Recapture)	8	—	4	8
Contract Maintenance Charge	(4)	(4)	(66)	(72)
Rider Charge	(329)	(290)	(3,941)	(4,681)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	1,101	1,883	(38,526)	(46,646)
Increase (Decrease) in Net Assets	2,759	1,432	1,796	(57,469)
Net Assets at Beginning of Period	24,013	22,581	279,543	337,012
Net Assets at End of Period	$26,772	$24,013	$281,339	$279,543
Changes in Units
Issued	360	445	46	98
Redeemed	(266)	(275)	(2,512)	(3,224)
Net Increase (Decrease)	94	170	(2,466)	(3,126)

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1		AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$393	$342	$1,865	$1,690
Realized Gains (Losses) on Investments, Net	46	(75)	609	(1,174)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,305	(782)	10,875	(6,359)
Net Increase (Decrease) in Net Assets From Operations	1,744	(515)	13,349	(5,843)
Contract Transactions-All Products
Purchase Payments	76	8	415	606
Transfers Between Funds or (to) from General Account	1,777	451	11,118	7,277
Surrenders and Terminations	(2,325)	(2,139)	(28,579)	(27,860)
Rescissions	—	—	(1)	—
Bonus (Recapture)	—	—	12	2
Contract Maintenance Charge	(7)	(8)	(40)	(43)
Rider Charge	—	—	(1,208)	(1,376)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(479)	(1,688)	(18,283)	(21,394)
Increase (Decrease) in Net Assets	1,265	(2,203)	(4,934)	(27,237)
Net Assets at Beginning of Period	19,278	21,481	166,707	193,944
Net Assets at End of Period	$20,543	$19,278	$161,773	$166,707
Changes in Units
Issued	190	55	1,101	780
Redeemed	(242)	(251)	(2,837)	(2,919)
Net Increase (Decrease)	(52)	(196)	(1,736)	(2,139)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL Gateway Fund		AZL Government Money Market Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(600)	$(455)	$(663)	$(2,943)
Realized Gains (Losses) on Investments, Net	1,174	2,086	7	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,244	(6,367)	(7)	(1)
Net Increase (Decrease) in Net Assets From Operations	5,818	(4,736)	(663)	(2,943)
Contract Transactions-All Products
Purchase Payments	83	197	894,391	454,993
Transfers Between Funds or (to) from General Account	3,936	990	(649,555)	(310,556)
Surrenders and Terminations	(6,994)	(7,896)	(195,080)	(168,402)
Rescissions	—	—	(10,126)	(3,825)
Bonus (Recapture)	—	1	244	177
Contract Maintenance Charge	(13)	(13)	(139)	(152)
Rider Charge	(658)	(744)	(2,740)	(2,851)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,646)	(7,465)	36,995	(30,616)
Increase (Decrease) in Net Assets	2,172	(12,201)	36,332	(33,559)
Net Assets at Beginning of Period	67,026	79,227	430,314	463,873
Net Assets at End of Period	$69,198	$67,026	$466,646	$430,314
Changes in Units
Issued	325	112	71,378	36,329
Redeemed	(627)	(700)	(70,047)	(40,032)
Net Increase (Decrease)	(302)	(588)	1,331	(3,703)

	AZL International Index Fund Class 1		AZL International Index Fund Class 2
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,979	$2,661	$1,024	$3,028
Realized Gains (Losses) on Investments, Net	1,894	4,453	10,062	21,857
Net Change in Unrealized Appreciation
(Depreciation) on Investments	13,729	(24,474)	65,750	(108,509)
Net Increase (Decrease) in Net Assets From Operations	17,602	(17,360)	76,836	(83,624)
Contract Transactions-All Products
Purchase Payments	17	123	802	1,658
Transfers Between Funds or (to) from General Account	(1,016)	(2,553)	(3,006)	(9,022)
Surrenders and Terminations	(9,390)	(12,027)	(57,502)	(63,225)
Rescissions	—	—	(7)	—
Bonus (Recapture)	—	—	4	11
Contract Maintenance Charge	(36)	(42)	(89)	(100)
Rider Charge	—	—	(711)	(909)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10,425)	(14,499)	(60,509)	(71,587)
Increase (Decrease) in Net Assets	7,177	(31,859)	16,327	(155,211)
Net Assets at Beginning of Period	93,602	125,461	426,442	581,653
Net Assets at End of Period	$100,779	$93,602	$442,769	$426,442
Changes in Units
Issued	2	10	130	194
Redeemed	(901)	(1,237)	(5,233)	(6,136)
Net Increase (Decrease)	(899)	(1,227)	(5,103)	(5,942)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL MetWest Total Return Bond Fund		AZL Mid Cap Index Fund Class 1
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$289	$110	$724	$464
Realized Gains (Losses) on Investments, Net	185	(216)	6,446	8,242
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,375	(310)	2,342	(14,466)
Net Increase (Decrease) in Net Assets From Operations	1,849	(416)	9,512	(5,760)
Contract Transactions-All Products
Purchase Payments	222	276	76	62
Transfers Between Funds or (to) from General Account	3,444	5,637	(1,139)	(501)
Surrenders and Terminations	(3,509)	(3,325)	(3,676)	(3,998)
Rescissions	—	—	—	—
Bonus (Recapture)	2	3	—	—
Contract Maintenance Charge	(3)	(3)	(16)	(17)
Rider Charge	(328)	(306)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(172)	2,282	(4,755)	(4,454)
Increase (Decrease) in Net Assets	1,677	1,866	4,757	(10,214)
Net Assets at Beginning of Period	26,688	24,822	41,617	51,831
Net Assets at End of Period	$28,365	$26,688	$46,374	$41,617
Changes in Units
Issued	345	599	40	40
Redeemed	(360)	(367)	(456)	(448)
Net Increase (Decrease)	(15)	232	(416)	(408)

	AZL Mid Cap Index Fund Class 2		AZL Moderate Index Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(4,192)	$(5,702)	$2,202	$(6,509)
Realized Gains (Losses) on Investments, Net	35,918	56,732	20,472	17,737
Net Change in Unrealized Appreciation
(Depreciation) on Investments	59,946	(112,839)	67,697	(54,199)
Net Increase (Decrease) in Net Assets From Operations	91,672	(61,809)	90,371	(42,971)
Contract Transactions-All Products
Purchase Payments	1,871	2,054	969	1,763
Transfers Between Funds or (to) from General Account	(2,201)	(27,296)	(1,452)	(23,764)
Surrenders and Terminations	(59,317)	(65,798)	(64,028)	(71,349)
Rescissions	—	—	(35)	(4)
Bonus (Recapture)	71	61	12	14
Contract Maintenance Charge	(88)	(99)	(110)	(118)
Rider Charge	(1,139)	(1,481)	(5,076)	(6,065)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(60,803)	(92,559)	(69,720)	(99,523)
Increase (Decrease) in Net Assets	30,869	(154,368)	20,651	(142,494)
Net Assets at Beginning of Period	415,541	569,909	557,352	699,846
Net Assets at End of Period	$446,410	$415,541	$578,003	$557,352
Changes in Units
Issued	107	106	61	428
Redeemed	(2,987)	(4,525)	(3,583)	(5,634)
Net Increase (Decrease)	(2,880)	(4,419)	(3,522)	(5,206)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL Morgan Stanley Global Real Estate Fund Class 1		AZL Morgan Stanley Global Real Estate Fund Class 2
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$334	$606	$424	$1,571
Realized Gains (Losses) on Investments, Net	(219)	967	(327)	4,518
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,914	(3,551)	12,139	(15,715)
Net Increase (Decrease) in Net Assets From Operations	3,029	(1,978)	12,236	(9,626)
Contract Transactions-All Products
Purchase Payments	—	—	38	101
Transfers Between Funds or (to) from General Account	(487)	(525)	2,019	(4,091)
Surrenders and Terminations	(1,771)	(2,474)	(11,638)	(12,606)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(8)	(8)	(20)	(22)
Rider Charge	—	—	(24)	(32)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,266)	(3,007)	(9,625)	(16,650)
Increase (Decrease) in Net Assets	763	(4,985)	2,611	(26,276)
Net Assets at Beginning of Period	18,502	23,487	80,219	106,495
Net Assets at End of Period	$19,265	$18,502	$82,830	$80,219
Changes in Units
Issued	—	—	147	7
Redeemed	(202)	(285)	(944)	(1,405)
Net Increase (Decrease)	(202)	(285)	(797)	(1,398)

	AZL MSCI Emerging Markets Equity Index Class 1		AZL MSCI Emerging Markets Equity Index Class 2
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$82	$89	$(470)	$(573)
Realized Gains (Losses) on Investments, Net	1,029	1,573	3,378	8,081
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,304	(4,992)	11,330	(30,068)
Net Increase (Decrease) in Net Assets From Operations	2,415	(3,330)	14,238	(22,560)
Contract Transactions-All Products
Purchase Payments	21	22	48	168
Transfers Between Funds or (to) from General Account	(433)	(753)	1,289	(2,372)
Surrenders and Terminations	(1,216)	(1,350)	(12,818)	(14,725)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	(8)	(9)	(23)	(26)
Rider Charge	—	—	(66)	(88)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,636)	(2,090)	(11,570)	(17,042)
Increase (Decrease) in Net Assets	779	(5,420)	2,668	(39,602)
Net Assets at Beginning of Period	16,002	21,422	102,415	142,017
Net Assets at End of Period	$16,781	$16,002	$105,083	$102,415
Changes in Units
Issued	19	19	116	14
Redeemed	(192)	(210)	(1,195)	(1,495)
Net Increase (Decrease)	(173)	(191)	(1,079)	(1,481)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL MSCI Global Equity Index Fund		AZL MVP Balanced Index Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$13	$60	$1,732	$(1,838)
Realized Gains (Losses) on Investments, Net	183	(3)	8,700	9,119
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,168	(858)	28,932	(23,812)
Net Increase (Decrease) in Net Assets From Operations	1,364	(801)	39,364	(16,531)
Contract Transactions-All Products
Purchase Payments	27	335	6,969	9,536
Transfers Between Funds or (to) from General Account	(999)	616	2,892	8,394
Surrenders and Terminations	(1,243)	(543)	(20,690)	(15,078)
Rescissions	—	—	(143)	(487)
Bonus (Recapture)	1	11	61	21
Contract Maintenance Charge	(1)	(1)	(56)	(57)
Rider Charge	(34)	(50)	(3,650)	(3,880)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,249)	368	(14,617)	(1,551)
Increase (Decrease) in Net Assets	(885)	(433)	24,747	(18,082)
Net Assets at Beginning of Period	6,337	6,770	264,376	282,458
Net Assets at End of Period	$5,452	$6,337	$289,123	$264,376
Changes in Units
Issued	2	56	711	1,271
Redeemed	(143)	(39)	(1,720)	(1,404)
Net Increase (Decrease)	(141)	17	(1,009)	(133)

	AZL MVP DFA Multi-Strategy Fund		AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(446)	$(555)	$5,682	$4,218
Realized Gains (Losses) on Investments, Net	2,159	2,414	963	178
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9,348	(8,414)	24,071	(12,435)
Net Increase (Decrease) in Net Assets From Operations	11,061	(6,555)	30,716	(8,039)
Contract Transactions-All Products
Purchase Payments	2,864	5,189	2,233	3,330
Transfers Between Funds or (to) from General Account	(44)	14,497	(1,194)	(6,914)
Surrenders and Terminations	(5,440)	(5,598)	(13,699)	(10,649)
Rescissions	(3)	(44)	—	(143)
Bonus (Recapture)	22	14	35	19
Contract Maintenance Charge	(12)	(12)	(47)	(49)
Rider Charge	(1,260)	(1,238)	(3,127)	(3,369)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,873)	12,808	(15,799)	(17,775)
Increase (Decrease) in Net Assets	7,188	6,253	14,917	(25,814)
Net Assets at Beginning of Period	79,000	72,747	216,696	242,510
Net Assets at End of Period	$86,188	$79,000	$231,613	$216,696
Changes in Units
Issued	262	1,752	176	270
Redeemed	(598)	(615)	(1,387)	(1,704)
Net Increase (Decrease)	(336)	1,137	(1,211)	(1,434)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL MVP Fusion Dynamic Balanced Fund		AZL MVP Fusion Dynamic Conservative Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$5,926	$(5,655)	$1,589	$(943)
Realized Gains (Losses) on Investments, Net	36,598	58,645	7,157	8,832
Net Change in Unrealized Appreciation
(Depreciation) on Investments	67,600	(118,575)	15,835	(20,452)
Net Increase (Decrease) in Net Assets From Operations	110,124	(65,585)	24,581	(12,563)
Contract Transactions-All Products
Purchase Payments	3,071	3,829	5,821	13,586
Transfers Between Funds or (to) from General Account	8,281	(14,218)	8,939	(283)
Surrenders and Terminations	(108,235)	(82,229)	(23,490)	(27,338)
Rescissions	—	(59)	—	(33)
Bonus (Recapture)	27	21	60	34
Contract Maintenance Charge	(196)	(210)	(47)	(47)
Rider Charge	(7,976)	(9,208)	(2,589)	(2,817)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(105,028)	(102,074)	(11,306)	(16,898)
Increase (Decrease) in Net Assets	5,096	(167,659)	13,275	(29,461)
Net Assets at Beginning of Period	836,480	1,004,139	214,900	244,361
Net Assets at End of Period	$841,576	$836,480	$228,175	$214,900
Changes in Units
Issued	741	244	1,019	945
Redeemed	(7,440)	(6,985)	(1,819)	(2,182)
Net Increase (Decrease)	(6,699)	(6,741)	(800)	(1,237)

	AZL MVP Fusion Dynamic Moderate Fund		AZL MVP Global Balanced Index Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$13,298	$(13,152)	$1,813	$(124)
Realized Gains (Losses) on Investments, Net	93,348	145,900	22,398	9,940
Net Change in Unrealized Appreciation
(Depreciation) on Investments	148,448	(289,558)	65,955	(60,266)
Net Increase (Decrease) in Net Assets From Operations	255,094	(156,810)	90,166	(50,450)
Contract Transactions-All Products
Purchase Payments	8,668	12,935	6,391	11,175
Transfers Between Funds or (to) from General Account	(6,518)	(31,545)	(20,621)	(8,483)
Surrenders and Terminations	(162,771)	(171,372)	(41,106)	(32,076)
Rescissions	(13)	(52)	(60)	(167)
Bonus (Recapture)	81	90	40	32
Contract Maintenance Charge	(409)	(438)	(134)	(141)
Rider Charge	(20,910)	(24,051)	(9,814)	(10,887)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(181,872)	(214,433)	(65,304)	(40,547)
Increase (Decrease) in Net Assets	73,222	(371,243)	24,862	(90,997)
Net Assets at Beginning of Period	1,742,029	2,113,272	645,646	736,643
Net Assets at End of Period	$1,815,251	$1,742,029	$670,508	$645,646
Changes in Units
Issued	551	834	494	876
Redeemed	(12,407)	(15,051)	(5,514)	(4,083)
Net Increase (Decrease)	(11,856)	(14,217)	(5,020)	(3,207)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL MVP Growth Index Strategy Fund		AZL MVP Moderate Index Strategy Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$11,071	$(20,943)	$3,143	$(2,850)
Realized Gains (Losses) on Investments, Net	98,858	102,464	18,443	22,072
Net Change in Unrealized Appreciation
(Depreciation) on Investments	278,770	(272,084)	49,876	(49,813)
Net Increase (Decrease) in Net Assets From Operations	388,699	(190,563)	71,462	(30,591)
Contract Transactions-All Products
Purchase Payments	25,545	43,552	6,893	10,659
Transfers Between Funds or (to) from General Account	12,299	118,539	(6,412)	(5,864)
Surrenders and Terminations	(171,720)	(152,155)	(25,814)	(23,407)
Rescissions	(236)	(392)	—	(116)
Bonus (Recapture)	125	177	66	77
Contract Maintenance Charge	(397)	(403)	(80)	(82)
Rider Charge	(23,506)	(24,544)	(6,326)	(6,828)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(157,890)	(15,226)	(31,673)	(25,561)
Increase (Decrease) in Net Assets	230,809	(205,789)	39,789	(56,152)
Net Assets at Beginning of Period	2,160,089	2,365,878	432,622	488,774
Net Assets at End of Period	$2,390,898	$2,160,089	$472,411	$432,622
Changes in Units
Issued	2,413	10,089	448	696
Redeemed	(12,273)	(11,319)	(2,428)	(2,346)
Net Increase (Decrease)	(9,860)	(1,230)	(1,980)	(1,650)

	AZL MVP T. Rowe Price Capital Appreciation Plus Fund		AZL Russell 1000 Growth Index Fund Class 1
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3,859	$(5,004)	$(33)	$61
Realized Gains (Losses) on Investments, Net	45,523	45,506	8,344	6,419
Net Change in Unrealized Appreciation
(Depreciation) on Investments	139,145	(72,282)	6,130	(7,739)
Net Increase (Decrease) in Net Assets From Operations	188,527	(31,780)	14,441	(1,259)
Contract Transactions-All Products
Purchase Payments	21,329	35,906	79	77
Transfers Between Funds or (to) from General Account	67,564	45,634	(861)	(992)
Surrenders and Terminations	(64,493)	(53,879)	(5,413)	(4,123)
Rescissions	(218)	(190)	—	—
Bonus (Recapture)	147	174	—	—
Contract Maintenance Charge	(151)	(142)	(16)	(19)
Rider Charge	(16,100)	(15,839)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	8,078	11,664	(6,211)	(5,057)
Increase (Decrease) in Net Assets	196,605	(20,116)	8,230	(6,316)
Net Assets at Beginning of Period	955,798	975,914	45,307	51,623
Net Assets at End of Period	$1,152,403	$955,798	$53,537	$45,307
Changes in Units
Issued	6,172	5,948	59	59
Redeemed	(5,588)	(5,156)	(535)	(505)
Net Increase (Decrease)	584	792	(476)	(446)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL Russell 1000 Growth Index Fund Class 2		AZL Russell 1000 Value Index Fund Class 1
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(7,436)	$(7,198)	$2,024	$1,888
Realized Gains (Losses) on Investments, Net	86,699	79,197	8,606	15,271
Net Change in Unrealized Appreciation
(Depreciation) on Investments	87,554	(89,087)	20,632	(32,239)
Net Increase (Decrease) in Net Assets From Operations	166,817	(17,088)	31,262	(15,080)
Contract Transactions-All Products
Purchase Payments	2,674	2,525	193	265
Transfers Between Funds or (to) from General Account	(16,878)	(35,905)	(1,812)	(2,853)
Surrenders and Terminations	(74,190)	(82,235)	(14,709)	(16,533)
Rescissions	—	—	—	—
Bonus (Recapture)	126	80	—	—
Contract Maintenance Charge	(115)	(126)	(46)	(51)
Rider Charge	(1,017)	(1,285)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(89,400)	(116,946)	(16,374)	(19,172)
Increase (Decrease) in Net Assets	77,417	(134,034)	14,888	(34,252)
Net Assets at Beginning of Period	540,363	674,397	135,319	169,571
Net Assets at End of Period	$617,780	$540,363	$150,207	$135,319
Changes in Units
Issued	121	119	119	140
Redeemed	(3,548)	(4,995)	(1,625)	(1,910)
Net Increase (Decrease)	(3,427)	(4,876)	(1,506)	(1,770)

	AZL Russell 1000 Value Index Fund Class 2		AZL S&P 500 Index Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(162)	$(615)	$(3,509)	$(3,884)
Realized Gains (Losses) on Investments, Net	21,739	39,455	68,717	82,132
Net Change in Unrealized Appreciation
(Depreciation) on Investments	67,825	(87,370)	143,007	(130,584)
Net Increase (Decrease) in Net Assets From Operations	89,402	(48,530)	208,215	(52,336)
Contract Transactions-All Products
Purchase Payments	1,466	1,335	3,507	4,262
Transfers Between Funds or (to) from General Account	471	(20,509)	(10,281)	(52,831)
Surrenders and Terminations	(49,842)	(63,867)	(106,832)	(110,735)
Rescissions	—	—	(12)	—
Bonus (Recapture)	17	21	124	90
Contract Maintenance Charge	(90)	(99)	(156)	(172)
Rider Charge	(569)	(704)	(1,383)	(1,768)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(48,547)	(83,823)	(115,033)	(161,154)
Increase (Decrease) in Net Assets	40,855	(132,353)	93,182	(213,490)
Net Assets at Beginning of Period	398,225	530,578	771,527	985,017
Net Assets at End of Period	$439,080	$398,225	$864,709	$771,527
Changes in Units
Issued	163	133	193	290
Redeemed	(2,796)	(4,765)	(6,345)	(9,426)
Net Increase (Decrease)	(2,633)	(4,632)	(6,152)	(9,136)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	AZL Small Cap Stock Index Fund Class 1		AZL Small Cap Stock Index Fund Class 2
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(134)	$(262)	$(5,279)	$(6,651)
Realized Gains (Losses) on Investments, Net	5,268	7,084	47,647	70,331
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,665	(11,165)	38,474	(112,233)
Net Increase (Decrease) in Net Assets From Operations	7,799	(4,343)	80,842	(48,553)
Contract Transactions-All Products
Purchase Payments	8	22	1,486	2,479
Transfers Between Funds or (to) from General Account	(382)	(1,238)	8,181	(21,926)
Surrenders and Terminations	(4,673)	(6,300)	(56,353)	(68,149)
Rescissions	—	—	(1)	—
Bonus (Recapture)	—	—	59	67
Contract Maintenance Charge	(11)	(12)	(87)	(98)
Rider Charge	—	—	(249)	(345)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(5,058)	(7,528)	(46,964)	(87,972)
Increase (Decrease) in Net Assets	2,741	(11,871)	33,878	(136,525)
Net Assets at Beginning of Period	40,530	52,401	425,568	562,093
Net Assets at End of Period	$43,271	$40,530	$459,446	$425,568
Changes in Units
Issued	8	8	489	124
Redeemed	(414)	(589)	(3,001)	(4,472)
Net Increase (Decrease)	(406)	(581)	(2,512)	(4,348)

	AZL T. Rowe Price Capital Appreciation Fund		BlackRock Equity Dividend V.I. Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(25)	$(6,604)	$23	$21
Realized Gains (Losses) on Investments, Net	49,410	56,341	149	122
Net Change in Unrealized Appreciation
(Depreciation) on Investments	58,726	(58,158)	214	(249)
Net Increase (Decrease) in Net Assets From Operations	108,111	(8,421)	386	(106)
Contract Transactions-All Products
Purchase Payments	2,401	2,967	—	—
Transfers Between Funds or (to) from General Account	25,746	3,418	522	431
Surrenders and Terminations	(64,082)	(63,093)	(837)	—
Rescissions	(6)	—	—	—
Bonus (Recapture)	48	20	—	—
Contract Maintenance Charge	(101)	(102)	—	—
Rider Charge	(513)	(629)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(36,507)	(57,419)	(315)	431
Increase (Decrease) in Net Assets	71,604	(65,840)	71	325
Net Assets at Beginning of Period	508,467	574,307	1,369	1,044
Net Assets at End of Period	$580,071	$508,467	$1,440	$1,369
Changes in Units
Issued	1,359	554	25	21
Redeemed	(3,151)	(3,517)	(37)	—
Net Increase (Decrease)	(1,792)	(2,963)	(12)	21

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	BlackRock Global Allocation V.I. Fund		BNY Mellon VIF Appreciation Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(6,862)	$(13,141)	$1	$1
Realized Gains (Losses) on Investments, Net	45,954	65,282	5	8
Net Change in Unrealized Appreciation
(Depreciation) on Investments	127,363	(170,728)	12	(12)
Net Increase (Decrease) in Net Assets From Operations	166,455	(118,587)	18	(3)
Contract Transactions-All Products
Purchase Payments	1,251	1,958	—	—
Transfers Between Funds or (to) from General Account	(42,296)	(44,840)	—	—
Surrenders and Terminations	(119,596)	(134,144)	(23)	(33)
Rescissions	(1)	(10)	—	—
Bonus (Recapture)	5	7	—	—
Contract Maintenance Charge	(255)	(284)	—	—
Rider Charge	(14,292)	(17,327)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(175,184)	(194,640)	(23)	(33)
Increase (Decrease) in Net Assets	(8,729)	(313,227)	(5)	(36)
Net Assets at Beginning of Period	1,135,560	1,448,787	55	91
Net Assets at End of Period	$1,126,831	$1,135,560	$50	$55
Changes in Units
Issued	97	156	—	—
Redeemed	(13,809)	(15,399)	—	(2)
Net Increase (Decrease)	(13,712)	(15,243)	—	(2)

	ClearBridge Variable Aggressive Growth Portfolio		Columbia Variable Portfolio – Seligman Global Technology Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$4	$1	$(18)	$(19)
Realized Gains (Losses) on Investments, Net	(3)	88	173	121
Net Change in Unrealized Appreciation
(Depreciation) on Investments	259	(204)	276	(192)
Net Increase (Decrease) in Net Assets From Operations	260	(115)	431	(90)
Contract Transactions-All Products
Purchase Payments	—	95	—	—
Transfers Between Funds or (to) from General Account	(176)	(28)	(9)	—
Surrenders and Terminations	(114)	(34)	(150)	(98)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(290)	33	(159)	(98)
Increase (Decrease) in Net Assets	(30)	(82)	272	(188)
Net Assets at Beginning of Period	1,200	1,282	872	1,060
Net Assets at End of Period	$1,170	$1,200	$1,144	$872
Changes in Units
Issued	—	4	—	—
Redeemed	(12)	(3)	(6)	(5)
Net Increase (Decrease)	(12)	1	(6)	(5)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Davis VA Financial Portfolio		Davis VA Real Estate Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(294)	$(533)	$(1)	$3
Realized Gains (Losses) on Investments, Net	3,012	8,295	22	22
Net Change in Unrealized Appreciation
(Depreciation) on Investments	6,642	(14,001)	41	(43)
Net Increase (Decrease) in Net Assets From Operations	9,360	(6,239)	62	(18)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	175	(2,210)	—	—
Surrenders and Terminations	(4,743)	(6,636)	(56)	(46)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(9)	(10)	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(4,577)	(8,856)	(56)	(46)
Increase (Decrease) in Net Assets	4,783	(15,095)	6	(64)
Net Assets at Beginning of Period	42,277	57,372	260	324
Net Assets at End of Period	$47,060	$42,277	$266	$260
Changes in Units
Issued	4	—	—	—
Redeemed	(208)	(380)	(1)	(1)
Net Increase (Decrease)	(204)	(380)	(1)	(1)

	Eaton Vance VT Floating-Rate Income Fund		Fidelity VIP Emerging Markets Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$147	$181	$55	$14
Realized Gains (Losses) on Investments, Net	(67)	5	17	23
Net Change in Unrealized Appreciation
(Depreciation) on Investments	281	(326)	1,143	(990)
Net Increase (Decrease) in Net Assets From Operations	361	(140)	1,215	(953)
Contract Transactions-All Products
Purchase Payments	4	—	—	—
Transfers Between Funds or (to) from General Account	(5,960)	2,814	(112)	2,547
Surrenders and Terminations	(289)	(760)	(1)	(16)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(6,245)	2,054	(113)	2,531
Increase (Decrease) in Net Assets	(5,884)	1,914	1,102	1,578
Net Assets at Beginning of Period	7,662	5,748	4,333	2,755
Net Assets at End of Period	$1,778	$7,662	$5,435	$4,333
Changes in Units
Issued	—	162	—	203
Redeemed	(361)	(46)	(11)	(1)
Net Increase (Decrease)	(361)	116	(11)	202

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Fidelity VIP FundsManager 50% Portfolio		Fidelity VIP FundsManager 60% Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(57)	$(162)	$(476)	$(865)
Realized Gains (Losses) on Investments, Net	2,086	2,533	11,907	12,721
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,275	(4,184)	2,943	(19,626)
Net Increase (Decrease) in Net Assets From Operations	3,304	(1,813)	14,374	(7,770)
Contract Transactions-All Products
Purchase Payments	38	47	37	144
Transfers Between Funds or (to) from General Account	(1,742)	(1,533)	(5,748)	(6,078)
Surrenders and Terminations	(2,085)	(3,063)	(9,250)	(10,480)
Rescissions	—	(3)	—	(4)
Bonus (Recapture)	1	—	1	1
Contract Maintenance Charge	(5)	(5)	(15)	(17)
Rider Charge	(270)	(328)	(876)	(1,087)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(4,063)	(4,885)	(15,851)	(17,521)
Increase (Decrease) in Net Assets	(759)	(6,698)	(1,477)	(25,291)
Net Assets at Beginning of Period	23,202	29,900	86,245	111,536
Net Assets at End of Period	$22,443	$23,202	$84,768	$86,245
Changes in Units
Issued	2	3	2	10
Redeemed	(281)	(338)	(1,088)	(1,229)
Net Increase (Decrease)	(279)	(335)	(1,086)	(1,219)

	Fidelity VIP Mid Cap Portfolio		Fidelity VIP Strategic Income Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$4	$50	$68
Realized Gains (Losses) on Investments, Net	52	462	7	3
Net Change in Unrealized Appreciation
(Depreciation) on Investments	56	(573)	126	(134)
Net Increase (Decrease) in Net Assets From Operations	109	(107)	183	(63)
Contract Transactions-All Products
Purchase Payments	—	—	10	4
Transfers Between Funds or (to) from General Account	(142)	(3,522)	(221)	326
Surrenders and Terminations	—	(10)	(155)	(32)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(142)	(3,532)	(366)	298
Increase (Decrease) in Net Assets	(33)	(3,639)	(183)	235
Net Assets at Beginning of Period	515	4,154	2,007	1,772
Net Assets at End of Period	$482	$515	$1,824	$2,007
Changes in Units
Issued	—	—	—	16
Redeemed	(3)	(56)	(17)	(2)
Net Increase (Decrease)	(3)	(56)	(17)	14

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Franklin Allocation VIP Fund		Franklin Income VIP Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,163	$816	$39,598	$37,542
Realized Gains (Losses) on Investments, Net	5,381	3,000	22,530	9,184
Net Change in Unrealized Appreciation
(Depreciation) on Investments	8,125	(16,011)	79,604	(113,071)
Net Increase (Decrease) in Net Assets From Operations	14,669	(12,195)	141,732	(66,345)
Contract Transactions-All Products
Purchase Payments	7	7	2,104	2,621
Transfers Between Funds or (to) from General Account	33	(3,135)	(7,581)	(69,998)
Surrenders and Terminations	(9,112)	(11,360)	(99,490)	(107,666)
Rescissions	—	—	(4)	(8)
Bonus (Recapture)	—	—	15	11
Contract Maintenance Charge	(22)	(24)	(233)	(253)
Rider Charge	(22)	(30)	(8,308)	(9,687)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(9,116)	(14,542)	(113,497)	(184,980)
Increase (Decrease) in Net Assets	5,553	(26,737)	28,235	(251,325)
Net Assets at Beginning of Period	88,663	115,400	1,037,495	1,288,820
Net Assets at End of Period	$94,216	$88,663	$1,065,730	$1,037,495
Changes in Units
Issued	1	1	87	357
Redeemed	(812)	(1,275)	(1,960)	(3,274)
Net Increase (Decrease)	(811)	(1,274)	(1,873)	(2,917)

	Franklin Mutual Shares VIP Fund		Franklin Rising Dividends VIP Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(391)	$1,786	$(866)	$(955)
Realized Gains (Losses) on Investments, Net	38,050	23,701	40,783	24,242
Net Change in Unrealized Appreciation
(Depreciation) on Investments	27,728	(67,966)	10,721	(37,116)
Net Increase (Decrease) in Net Assets From Operations	65,387	(42,479)	50,638	(13,829)
Contract Transactions-All Products
Purchase Payments	305	242	134	300
Transfers Between Funds or (to) from General Account	3,037	(22,885)	(108)	(6,655)
Surrenders and Terminations	(45,923)	(53,055)	(26,069)	(28,600)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(89)	(98)	(50)	(54)
Rider Charge	(392)	(520)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(43,062)	(76,316)	(26,093)	(35,009)
Increase (Decrease) in Net Assets	22,325	(118,795)	24,545	(48,838)
Net Assets at Beginning of Period	338,348	457,143	194,815	243,653
Net Assets at End of Period	$360,673	$338,348	$219,360	$194,815
Changes in Units
Issued	184	111	42	89
Redeemed	(1,814)	(2,761)	(441)	(677)
Net Increase (Decrease)	(1,630)	(2,650)	(399)	(588)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Franklin Strategic Income VIP Fund		Franklin U.S. Government Securities VIP Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$41	$22	$2,456	$2,425
Realized Gains (Losses) on Investments, Net	(14)	(10)	(2,220)	(4,011)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	36	(35)	6,982	(2,299)
Net Increase (Decrease) in Net Assets From Operations	63	(23)	7,218	(3,885)
Contract Transactions-All Products
Purchase Payments	—	—	190	310
Transfers Between Funds or (to) from General Account	(168)	(64)	3,148	(7,965)
Surrenders and Terminations	(3)	(49)	(30,045)	(28,248)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	4	2
Contract Maintenance Charge	—	—	(70)	(78)
Rider Charge	—	—	(1,150)	(1,409)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(171)	(113)	(27,923)	(37,388)
Increase (Decrease) in Net Assets	(108)	(136)	(20,705)	(41,273)
Net Assets at Beginning of Period	832	968	221,290	262,563
Net Assets at End of Period	$724	$832	$200,585	$221,290
Changes in Units
Issued	—	—	119	19
Redeemed	(7)	(4)	(1,146)	(1,464)
Net Increase (Decrease)	(7)	(4)	(1,027)	(1,445)

	Invesco Oppenheimer V.I. Global Strategic Income Fund		Invesco Oppenheimer V.I. International Growth Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$46	$80	$8	$6
Realized Gains (Losses) on Investments, Net	(30)	(50)	57	23
Net Change in Unrealized Appreciation
(Depreciation) on Investments	180	(198)	328	(418)
Net Increase (Decrease) in Net Assets From Operations	196	(168)	393	(389)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	88	(102)	(225)	481
Surrenders and Terminations	(268)	(344)	(611)	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(1)	(1)	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(181)	(447)	(836)	481
Increase (Decrease) in Net Assets	15	(615)	(443)	92
Net Assets at Beginning of Period	2,288	2,903	1,724	1,632
Net Assets at End of Period	$2,303	$2,288	$1,281	$1,724
Changes in Units
Issued	3	—	—	19
Redeemed	(11)	(18)	(33)	—
Net Increase (Decrease)	(8)	(18)	(33)	19

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Invesco V.I. American Value Fund		Invesco V.I. Balanced-Risk Allocation Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$(1)	$(2)	$10
Realized Gains (Losses) on Investments, Net	46	97	(111)	85
Net Change in Unrealized Appreciation
(Depreciation) on Investments	123	(166)	207	(165)
Net Increase (Decrease) in Net Assets From Operations	169	(70)	94	(70)
Contract Transactions-All Products
Purchase Payments	—	80	—	—
Transfers Between Funds or (to) from General Account	320	(11)	—	—
Surrenders and Terminations	(230)	—	(636)	(21)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	90	69	(636)	(21)
Increase (Decrease) in Net Assets	259	(1)	(542)	(91)
Net Assets at Beginning of Period	521	522	924	1,015
Net Assets at End of Period	$780	$521	$382	$924
Changes in Units
Issued	9	2	—	—
Redeemed	(5)	—	(30)	(1)
Net Increase (Decrease)	4	2	(30)	(1)

	Ivy VIP Asset Strategy Portfolio		Ivy VIP Energy Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$15	$14	$(1)	$(2)
Realized Gains (Losses) on Investments, Net	10	25	(118)	(12)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	140	(90)	126	(142)
Net Increase (Decrease) in Net Assets From Operations	165	(51)	7	(156)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	(29)	(40)
Surrenders and Terminations	(117)	(57)	(148)	(94)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(117)	(57)	(177)	(134)
Increase (Decrease) in Net Assets	48	(108)	(170)	(290)
Net Assets at Beginning of Period	830	938	298	588
Net Assets at End of Period	$878	$830	$128	$298
Changes in Units
Issued	—	—	—	—
Redeemed	(1)	(1)	(22)	(11)
Net Increase (Decrease)	(1)	(1)	(22)	(11)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Ivy VIP Growth Portfolio		Ivy VIP Mid Cap Growth Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(1)	$(1)	$(2)	$(2)
Realized Gains (Losses) on Investments, Net	95	37	107	44
Net Change in Unrealized Appreciation
(Depreciation) on Investments	23	(38)	62	(44)
Net Increase (Decrease) in Net Assets From Operations	117	(2)	167	(2)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(5)	95	122	(14)
Surrenders and Terminations	(117)	(2)	(1)	(127)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(122)	93	121	(141)
Increase (Decrease) in Net Assets	(5)	91	288	(143)
Net Assets at Beginning of Period	403	312	410	553
Net Assets at End of Period	$398	$403	$698	$410
Changes in Units
Issued	—	1	2	—
Redeemed	(1)	—	—	(4)
Net Increase (Decrease)	(1)	1	2	(4)

	Ivy VIP Natural Resources Portfolio		Ivy VIP Science and Technology Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$—	$(4)	$(4)
Realized Gains (Losses) on Investments, Net	(4)	—	174	207
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9	(17)	360	(269)
Net Increase (Decrease) in Net Assets From Operations	6	(17)	530	(66)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	4	5	(142)	(80)
Surrenders and Terminations	(11)	(1)	(342)	(31)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(7)	4	(484)	(111)
Increase (Decrease) in Net Assets	(1)	(13)	46	(177)
Net Assets at Beginning of Period	61	74	1,257	1,434
Net Assets at End of Period	$60	$61	$1,303	$1,257
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	(3)	—
Net Increase (Decrease)	—	—	(3)	—

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	JPMorgan Insurance Trust Core Bond Portfolio		Lazard Retirement International Equity Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$188	$137	$—	$3
Realized Gains (Losses) on Investments, Net	69	(103)	(3)	11
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,002	(303)	48	(51)
Net Increase (Decrease) in Net Assets From Operations	1,259	(269)	45	(37)
Contract Transactions-All Products
Purchase Payments	147	249	—	—
Transfers Between Funds or (to) from General Account	3,422	4,713	(5)	1
Surrenders and Terminations	(2,460)	(2,130)	(4)	(11)
Rescissions	—	—	—	—
Bonus (Recapture)	2	3	—	—
Contract Maintenance Charge	(3)	(3)	—	—
Rider Charge	(220)	(196)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	888	2,636	(9)	(10)
Increase (Decrease) in Net Assets	2,147	2,367	36	(47)
Net Assets at Beginning of Period	19,933	17,566	224	271
Net Assets at End of Period	$22,080	$19,933	$260	$224
Changes in Units
Issued	255	378	—	—
Redeemed	(193)	(184)	—	(1)
Net Increase (Decrease)	62	194	—	(1)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio		MFS International Intrinsic Value Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(6)	$(13)	$27	$14
Realized Gains (Losses) on Investments, Net	(169)	207	123	47
Net Change in Unrealized Appreciation
(Depreciation) on Investments	759	(843)	350	(293)
Net Increase (Decrease) in Net Assets From Operations	584	(649)	500	(232)
Contract Transactions-All Products
Purchase Payments	—	3	—	95
Transfers Between Funds or (to) from General Account	482	(770)	(71)	15
Surrenders and Terminations	(157)	(35)	(88)	(63)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	325	(802)	(159)	47
Increase (Decrease) in Net Assets	909	(1,451)	341	(185)
Net Assets at Beginning of Period	2,951	4,402	2,035	2,220
Net Assets at End of Period	$3,860	$2,951	$2,376	$2,035
Changes in Units
Issued	4	—	—	6
Redeemed	(3)	(21)	(8)	(4)
Net Increase (Decrease)	1	(21)	(8)	2

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	MFS VIT Total Return Bond Portfolio		MFS VIT Utilities Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$605	$492	$84	$1
Realized Gains (Losses) on Investments, Net	109	(346)	147	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,922	(919)	31	—
Net Increase (Decrease) in Net Assets From Operations	2,636	(773)	262	1
Contract Transactions-All Products
Purchase Payments	1,454	932	—	—
Transfers Between Funds or (to) from General Account	5,499	7,953	130	(26)
Surrenders and Terminations	(5,727)	(3,663)	(54)	(6)
Rescissions	(36)	—	—	—
Bonus (Recapture)	40	12	—	—
Contract Maintenance Charge	(5)	(4)	—	—
Rider Charge	(342)	(327)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	883	4,903	76	(32)
Increase (Decrease) in Net Assets	3,519	4,130	338	(31)
Net Assets at Beginning of Period	31,518	27,388	93	124
Net Assets at End of Period	$35,037	$31,518	$431	$93
Changes in Units
Issued	378	507	10	—
Redeemed	(333)	(230)	(2)	(1)
Net Increase (Decrease)	45	277	8	(1)

	Oppenheimer Global Multi-Alternatives Fund/VA		PIMCO VIT All Asset Portfolio
	2019 (A)	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$—	$3,663	$4,873
Realized Gains (Losses) on Investments, Net	(3)	—	(1,134)	(1,089)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5	(3)	27,382	(29,361)
Net Increase (Decrease) in Net Assets From Operations	3	(3)	29,911	(25,577)
Contract Transactions-All Products
Purchase Payments	—	—	637	866
Transfers Between Funds or (to) from General Account	(92)	72	(3,315)	(16,925)
Surrenders and Terminations	(8)	(2)	(31,496)	(33,325)
Rescissions	—	—	(1)	(23)
Bonus (Recapture)	—	—	12	8
Contract Maintenance Charge	—	—	(80)	(87)
Rider Charge	—	—	(3,430)	(4,049)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(100)	70	(37,673)	(53,535)
Increase (Decrease) in Net Assets	(97)	67	(7,762)	(79,112)
Net Assets at Beginning of Period	97	30	315,960	395,072
Net Assets at End of Period	$—	$97	$308,198	$315,960
Changes in Units
Issued	—	7	43	55
Redeemed	(10)	—	(2,256)	(3,256)
Net Increase (Decrease)	(10)	7	(2,213)	(3,201)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	PIMCO VIT Balanced Allocation Portfolio		PIMCO VIT CommodityRealReturn Strategy Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$545	$(142)	$971	$(22)
Realized Gains (Losses) on Investments, Net	1	10,480	(6,289)	(9,264)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11,854	(16,016)	8,893	1,378
Net Increase (Decrease) in Net Assets From Operations	12,400	(5,678)	3,575	(7,908)
Contract Transactions-All Products
Purchase Payments	219	426	32	24
Transfers Between Funds or (to) from General Account	(1,756)	(2,204)	3,717	(1,355)
Surrenders and Terminations	(4,837)	(4,815)	(5,714)	(6,289)
Rescissions	—	(2)	—	—
Bonus (Recapture)	3	6	—	—
Contract Maintenance Charge	(18)	(19)	(12)	(13)
Rider Charge	(1,060)	(1,159)	(45)	(66)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(7,449)	(7,767)	(2,022)	(7,699)
Increase (Decrease) in Net Assets	4,951	(13,445)	1,553	(15,607)
Net Assets at Beginning of Period	74,432	87,877	39,993	55,600
Net Assets at End of Period	$79,383	$74,432	$41,546	$39,993
Changes in Units
Issued	19	40	695	7
Redeemed	(682)	(762)	(1,072)	(1,329)
Net Increase (Decrease)	(663)	(722)	(377)	(1,322)

	PIMCO VIT Dynamic Bond Portfolio		PIMCO VIT Emerging Markets Bond Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$5,275	$2,692	$2,671	$2,838
Realized Gains (Losses) on Investments, Net	283	696	(856)	(2,157)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	459	(4,346)	10,647	(9,212)
Net Increase (Decrease) in Net Assets From Operations	6,017	(958)	12,462	(8,531)
Contract Transactions-All Products
Purchase Payments	79	104	47	59
Transfers Between Funds or (to) from General Account	5,509	(9,000)	(2,890)	552
Surrenders and Terminations	(24,281)	(20,180)	(19,389)	(23,967)
Rescissions	(2)	—	(1)	—
Bonus (Recapture)	—	1	—	—
Contract Maintenance Charge	(39)	(43)	(26)	(29)
Rider Charge	(2,088)	(2,483)	(917)	(1,158)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(20,822)	(31,601)	(23,176)	(24,543)
Increase (Decrease) in Net Assets	(14,805)	(32,559)	(10,714)	(33,074)
Net Assets at Beginning of Period	187,198	219,757	105,980	139,054
Net Assets at End of Period	$172,393	$187,198	$95,266	$105,980
Changes in Units
Issued	513	10	3	26
Redeemed	(2,447)	(2,982)	(1,242)	(1,421)
Net Increase (Decrease)	(1,934)	(2,972)	(1,239)	(1,395)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)		PIMCO VIT Global Core Bond (Hedged) Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$293	$2,698	$604	$111
Realized Gains (Losses) on Investments, Net	(1,399)	(950)	581	(437)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,294	(5,591)	4,624	(224)
Net Increase (Decrease) in Net Assets From Operations	2,188	(3,843)	5,809	(550)
Contract Transactions-All Products
Purchase Payments	12	27	470	1,277
Transfers Between Funds or (to) from General Account	1,492	(1,211)	837	11,894
Surrenders and Terminations	(7,560)	(10,601)	(18,826)	(10,371)
Rescissions	—	—	—	—
Bonus (Recapture)	—	1	6	21
Contract Maintenance Charge	(16)	(18)	(23)	(24)
Rider Charge	(336)	(429)	(1,088)	(1,251)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(6,408)	(12,231)	(18,624)	1,546
Increase (Decrease) in Net Assets	(4,220)	(16,074)	(12,815)	996
Net Assets at Beginning of Period	55,781	71,855	98,630	97,634
Net Assets at End of Period	$51,561	$55,781	$85,815	$98,630
Changes in Units
Issued	122	3	143	1,415
Redeemed	(637)	(961)	(2,034)	(1,228)
Net Increase (Decrease)	(515)	(958)	(1,891)	187

	PIMCO VIT Global Managed Asset Allocation Portfolio		PIMCO VIT High Yield Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$647	$23	$19,634	$23,010
Realized Gains (Losses) on Investments, Net	(494)	12,402	(490)	(2,846)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	19,029	(22,840)	52,496	(47,202)
Net Increase (Decrease) in Net Assets From Operations	19,182	(10,415)	71,640	(27,038)
Contract Transactions-All Products
Purchase Payments	196	213	325	753
Transfers Between Funds or (to) from General Account	(4,151)	(7,850)	(5,464)	(14,788)
Surrenders and Terminations	(14,536)	(15,269)	(86,724)	(77,772)
Rescissions	—	(5)	(1)	(17)
Bonus (Recapture)	1	2	3	6
Contract Maintenance Charge	(37)	(41)	(136)	(149)
Rider Charge	(2,223)	(2,680)	(6,101)	(7,296)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(20,750)	(25,630)	(98,098)	(99,263)
Increase (Decrease) in Net Assets	(1,568)	(36,045)	(26,458)	(126,301)
Net Assets at Beginning of Period	134,729	170,774	586,686	712,987
Net Assets at End of Period	$133,161	$134,729	$560,228	$586,686
Changes in Units
Issued	16	18	17	37
Redeemed	(1,734)	(2,189)	(4,245)	(4,595)
Net Increase (Decrease)	(1,718)	(2,171)	(4,228)	(4,558)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	PIMCO VIT Long-Term U.S. Government Portfolio		PIMCO VIT Low Duration Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$11	$4	$190	$41
Realized Gains (Losses) on Investments, Net	79	(76)	(1)	(15)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	82	1	85	(20)
Net Increase (Decrease) in Net Assets From Operations	172	(71)	274	6
Contract Transactions-All Products
Purchase Payments	139	13	16	74
Transfers Between Funds or (to) from General Account	5,321	577	3,373	3,455
Surrenders and Terminations	(1,274)	(66)	(417)	(337)
Rescissions	(6)	—	—	—
Bonus (Recapture)	7	1	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	(21)	(4)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	4,166	521	2,972	3,192
Increase (Decrease) in Net Assets	4,338	450	3,246	3,198
Net Assets at Beginning of Period	774	324	5,415	2,217
Net Assets at End of Period	$5,112	$774	$8,661	$5,415
Changes in Units
Issued	196	21	180	190
Redeemed	(50)	(3)	(23)	(18)
Net Increase (Decrease)	146	18	157	172

	PIMCO VIT Real Return Portfolio		PIMCO VIT StocksPLUS Global Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(180)	$2,622	$(1,145)	$(1,348)
Realized Gains (Losses) on Investments, Net	(3,885)	(7,054)	(6,434)	34,083
Net Change in Unrealized Appreciation
(Depreciation) on Investments	23,687	(9,398)	60,145	(65,109)
Net Increase (Decrease) in Net Assets From Operations	19,622	(13,830)	52,566	(32,374)
Contract Transactions-All Products
Purchase Payments	349	507	281	879
Transfers Between Funds or (to) from General Account	2,834	(8,037)	(914)	(9,414)
Surrenders and Terminations	(46,532)	(43,561)	(26,808)	(31,727)
Rescissions	(3)	(1)	(3)	—
Bonus (Recapture)	5	6	1	1
Contract Maintenance Charge	(86)	(94)	(57)	(63)
Rider Charge	(2,835)	(3,442)	(113)	(149)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(46,268)	(54,622)	(27,613)	(40,473)
Increase (Decrease) in Net Assets	(26,646)	(68,452)	24,953	(72,847)
Net Assets at Beginning of Period	311,183	379,635	219,308	292,155
Net Assets at End of Period	$284,537	$311,183	$244,261	$219,308
Changes in Units
Issued	205	42	66	236
Redeemed	(3,342)	(3,875)	(2,232)	(3,302)
Net Increase (Decrease)	(3,137)	(3,833)	(2,166)	(3,066)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	PIMCO VIT Total Return Portfolio		QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$11,257	$7,527	$3	$2
Realized Gains (Losses) on Investments, Net	(3,047)	2,542	—	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	47,501	(33,339)	26	(17)
Net Increase (Decrease) in Net Assets From Operations	55,711	(23,270)	29	(15)
Contract Transactions-All Products
Purchase Payments	2,903	3,848	—	8
Transfers Between Funds or (to) from General Account	27,925	14,905	13	144
Surrenders and Terminations	(124,253)	(122,687)	(13)	(3)
Rescissions	(80)	(154)	—	—
Bonus (Recapture)	25	52	—	—
Contract Maintenance Charge	(228)	(245)	—	—
Rider Charge	(7,458)	(8,717)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(101,166)	(112,998)	—	149
Increase (Decrease) in Net Assets	(45,455)	(136,268)	29	134
Net Assets at Beginning of Period	881,868	1,018,136	199	65
Net Assets at End of Period	$836,413	$881,868	$228	$199
Changes in Units
Issued	1,479	923	1	11
Redeemed	(6,542)	(6,844)	(1)	(1)
Net Increase (Decrease)	(5,063)	(5,921)	—	10

	RCM Dynamic Multi-Asset Plus VIT Portfolio		T. Rowe Price Blue Chip Growth Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$6	$(11)	$(17)	$(10)
Realized Gains (Losses) on Investments, Net	438	269	486	261
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,385	(1,951)	732	(210)
Net Increase (Decrease) in Net Assets From Operations	2,829	(1,693)	1,201	41
Contract Transactions-All Products
Purchase Payments	909	1,618	—	9
Transfers Between Funds or (to) from General Account	(4,192)	2,728	2,501	174
Surrenders and Terminations	(1,092)	(1,241)	(808)	—
Rescissions	(51)	(58)	—	—
Bonus (Recapture)	5	12	—	—
Contract Maintenance Charge	(4)	(4)	—	—
Rider Charge	(313)	(362)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(4,738)	2,693	1,693	183
Increase (Decrease) in Net Assets	(1,909)	1,000	2,894	224
Net Assets at Beginning of Period	21,702	20,702	2,919	2,695
Net Assets at End of Period	$19,793	$21,702	$5,813	$2,919
Changes in Units
Issued	86	423	58	4
Redeemed	(537)	(158)	(17)	—
Net Increase (Decrease)	(451)	265	41	4

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	T. Rowe Price Equity Income Portfolio		T. Rowe Price Health Sciences Portfolio
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$24	$23	$(3)	$(4)
Realized Gains (Losses) on Investments, Net	64	145	97	109
Net Change in Unrealized Appreciation
(Depreciation) on Investments	241	(327)	193	(87)
Net Increase (Decrease) in Net Assets From Operations	329	(159)	287	18
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(300)	80	(58)	(104)
Surrenders and Terminations	(147)	(111)	(148)	(34)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider Charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(447)	(31)	(206)	(138)
Increase (Decrease) in Net Assets	(118)	(190)	81	(120)
Net Assets at Beginning of Period	1,438	1,628	1,113	1,233
Net Assets at End of Period	$1,320	$1,438	$1,194	$1,113
Changes in Units
Issued	—	3	—	—
Redeemed	(15)	(4)	(3)	(1)
Net Increase (Decrease)	(15)	(1)	(3)	(1)

	Templeton Global Bond VIP Fund		Templeton Growth VIP Fund
	2019	2018	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$32,257	$(10,911)	$2,191	$471
Realized Gains (Losses) on Investments, Net	(7,918)	(9,935)	39,212	32,001
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(21,174)	23,319	(13,313)	(78,784)
Net Increase (Decrease) in Net Assets From Operations	3,165	2,473	28,090	(46,312)
Contract Transactions-All Products
Purchase Payments	464	695	168	352
Transfers Between Funds or (to) from General Account	33,272	(15,483)	9,401	(14,030)
Surrenders and Terminations	(91,356)	(80,859)	(28,400)	(35,289)
Rescissions	—	(3)	—	—
Bonus (Recapture)	6	6	—	(1)
Contract Maintenance Charge	(158)	(175)	(70)	(81)
Rider Charge	(6,393)	(7,889)	(301)	(402)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(64,165)	(103,708)	(19,202)	(49,451)
Increase (Decrease) in Net Assets	(61,000)	(101,235)	8,888	(95,763)
Net Assets at Beginning of Period	616,889	718,124	224,433	320,196
Net Assets at End of Period	$555,889	$616,889	$233,321	$224,433
Changes in Units
Issued	738	25	401	195
Redeemed	(2,129)	(2,333)	(1,277)	(1,894)
Net Increase (Decrease)	(1,391)	(2,308)	(876)	(1,699)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2019 and 2018
(In thousands)

	Total All Funds
	2019	2018
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$147,413	$(22,799)
Realized Gains (Losses) on Investments, Net	958,614	1,145,248
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,178,352	(2,744,045)
Net Increase (Decrease) in Net Assets From Operations	3,284,379	(1,621,596)
Contract Transactions-All Products
Purchase Payments	1,017,329	649,956
Transfers Between Funds or (to) from General Account	(548,300)	(603,587)
Surrenders and Terminations	(2,537,963)	(2,544,226)
Rescissions	(11,095)	(5,806)
Bonus (Recapture)	1,562	1,413
Contract Maintenance Charge	(4,797)	(5,156)
Rider Charge	(188,686)	(214,013)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,271,950)	(2,721,419)
Increase (Decrease) in Net Assets	1,012,429	(4,343,015)
Net Assets at Beginning of Period	21,583,002	25,926,017
Net Assets at End of Period	$22,595,431	$21,583,002
Changes in Units
Issued	96,804	71,172
Redeemed	(230,189)	(225,785)
Net Increase (Decrease)	(133,385)	(154,613)

(A)	Fund terminated in 2019. See Footnote 1 for further details.
(B)	Fund terminated in 2018. See Footnote 1 for further details.

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

(1) Organization
Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). Allianz Life applies the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) guidance of Topic 946, Financial Services - Investment Companies. The Variable Account was established on May 31, 1985, and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.
The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account are equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life may conduct. Allianz Life products offered under the Variable Account are listed below. The products denoted with an asterisk are actively being marketed.

•	Allianz Alterity

•	Allianz Charter

•	Allianz Connections*

•	Allianz Custom Income

•	Allianz Dimensions

•	Allianz Elite

•	Allianz High Five

•	Allianz Index Advantage*

•	Allianz Retirement Advantage

•	Allianz Retirement Pro

•	Allianz Rewards

•	Allianz Valuemark

•	Allianz Vision*
The Variable Account's subaccounts are invested, at net asset values, in one or more of the funds (investment options) in accordance with the selection made by the contractholder. The contractholder may have the option to invest in the fixed account or other index options in the General Account, based on the product features. The liabilities of the fixed account are included in the General Account, which is not registered as an investment company under the 1940 Act. Not all funds listed are available for all products. Some funds have been closed to accepting new money. Generally, each multiple-class fund is presented on an aggregate basis. When mergers occur, the fund will generally be presented separately by class, to disclose which class received additional money. The funds and investment advisers are:

Fund	Investment Adviser
AZL Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL DFA Five-Year Global Fixed Income Fund *†	Allianz Investment Management, LLC
AZL DFA Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL Enhanced Bond Index Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2 *†	Allianz Investment Management, LLC
AZL Gateway Fund *†	Allianz Investment Management, LLC
AZL Government Money Market Fund *†	Allianz Investment Management, LLC
AZL International Index Fund Class 1 †	Allianz Investment Management, LLC
AZL International Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL MetWest Total Return Bond Fund *†	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Moderate Index Strategy Fund *†	Allianz Investment Management, LLC
AZL Morgan Stanley Global Real Estate Fund Class 1 †	Allianz Investment Management, LLC

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

Fund	Investment Adviser
AZL Morgan Stanley Global Real Estate Fund Class 2 *†	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 1 †	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 2 *†	Allianz Investment Management, LLC
AZL MSCI Global Equity Index Fund *†	Allianz Investment Management, LLC
AZL MVP Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP DFA Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Balanced Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Conservative Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Moderate Fund *†	Allianz Investment Management, LLC
AZL MVP Global Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Growth Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Moderate Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP T. Rowe Price Capital Appreciation Plus Fund *†	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL S&P 500 Index Fund *†	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL T. Rowe Price Capital Appreciation Fund *†	Allianz Investment Management, LLC
BlackRock Equity Dividend V.I. Fund *	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund *	BlackRock Advisors, LLC
BNY Mellon VIF Appreciation Portfolio *	BNY Mellon Investment Adviser, Inc
ClearBridge Variable Aggressive Growth Portfolio	Legg Mason Partners Fund Advisor, LLC
Columbia Variable Portfolio – Seligman Global Technology Fund	Columbia Management Investment Advisors, LLC
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.
Davis VA Real Estate Portfolio	Davis Selected Advisers, L.P.
Eaton Vance VT Floating-Rate Income Fund *	Eaton Vance Management
Fidelity VIP Emerging Markets Portfolio	Fidelity Management & Research Company
Fidelity VIP FundsManager 50% Portfolio	FMR Co., Inc.
Fidelity VIP FundsManager 60% Portfolio	FMR Co., Inc.
Fidelity VIP Mid Cap Portfolio	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Fidelity Management & Research Company
Franklin Allocation VIP Fund *	Franklin Templeton Services, LLC
Franklin Income VIP Fund *	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund *	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund *	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund *	Franklin Advisers, Inc.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

Fund	Investment Adviser
Franklin U.S. Government Securities VIP Fund *	Franklin Advisers, Inc.
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Advisors, Inc.
Invesco Oppenheimer V.I. International Growth Fund *	Invesco Advisors, Inc.
Invesco V.I. American Value Fund *	Invesco Advisors, Inc.
Invesco V.I. Balanced-Risk Allocation Fund *	Invesco Advisors, Inc.
Ivy VIP Asset Strategy Portfolio *	Ivy Investment Management Company
Ivy VIP Energy Portfolio *	Ivy Investment Management Company
Ivy VIP Growth Portfolio *	Ivy Investment Management Company
Ivy VIP Mid Cap Growth Portfolio *	Ivy Investment Management Company
Ivy VIP Natural Resources Portfolio *	Ivy Investment Management Company
Ivy VIP Science and Technology Portfolio *	Ivy Investment Management Company
JPMorgan Insurance Trust Core Bond Portfolio	J.P. Morgan Investment Management, Inc.
Lazard Retirement International Equity Portfolio *	Lazard Asset Management, LLC
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio *	Lazard Asset Management, LLC
MFS International Intrinsic Value Portfolio *	Massachusetts Financial Services Company
MFS VIT Total Return Bond Portfolio *	Massachusetts Financial Services Company
MFS VIT Utilities Portfolio *	Massachusetts Financial Services Company
PIMCO VIT All Asset Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Balanced Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn Strategy Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Dynamic Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Emerging Markets Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) †	Pacific Investment Management Company, LLC
PIMCO VIT Global Core Bond (Hedged) Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Managed Asset Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Long-Term U.S. Government Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Low Duration Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT StocksPLUS Global Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company, LLC
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	Legg Mason Partners Fund Advisor, LLC
RCM Dynamic Multi-Asset Plus VIT Portfolio *†	Allianz Global Investors U.S., LLC
T. Rowe Price Blue Chip Growth Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio *	T. Rowe Price Associates, Inc.
Templeton Global Bond VIP Fund *	Franklin Advisors, Inc.
Templeton Growth VIP Fund *	Templeton Global Advisors Limited

*	Fund contains share classes which assess 12b-1 fees.
†	The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

During the years ended December 31, 2019 and 2018, the following funds changed their name:

Prior Fund Name	Current Fund Name	Effective Date
AZL MVP Pyramis Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	April 20, 2018
AZL Pyramis Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	April 20, 2018
AZL Pyramis Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	April 20, 2018
AZL Pyramis Total Bond Fund Class 2	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	April 20, 2018
PIMCO VIT Global Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	July 30, 2018
PIMCO VIT Unconstrained Bond Portfolio	PIMCO VIT Dynamic Bond Portfolio	July 30, 2018
Franklin Founding Funds Allocation VIP Fund	Franklin Allocation VIP Fund	May 1, 2019
Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund	May 24, 2019
Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund	May 24, 2019
MFS VIT II International Value Portfolio	MFS International Intrinsic Value Portfolio	June 1, 2019
Dreyfus VIF Appreciation Portfolio	BNY Mellon VIF Appreciation Portfolio	June 3, 2019
PIMCO VIT Global Multi‐Asset Managed Allocation Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	October 1, 2019
AZL MVP BlackRock Global Strategy Plus Fund	AZL MVP Global Balanced Index Strategy Fund	November 18, 2019
During the years ended December 31, 2019 and 2018, the following funds were closed to new money:

Fund	Date Closed
Allianz NFJ Dividend Value VIT Portfolio	April 20, 2018
Oppenheimer Global Multi-Alternatives Fund/VA	April 29, 2019
During the years ended December 31, 2019 and 2018, no funds were added as available options.
During the years ended December 31, 2019 and 2018, the following funds were merged or replaced:

Closed Fund	Receiving Fund	Date Merged
Allianz NFJ Dividend Value VIT Portfolio	AZL Russell 1000 Value Index Fund Class 2	April 20, 2018
Oppenheimer Global Multi-Alternatives Fund/VA	AZL Government Money Market Fund	April 29, 2019

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

(2) Significant Accounting Policies
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investment transactions are recorded by the Variable Account on the trade date. Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern Standard Time market close.

The Fair Value Measurement Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 – Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
(a) Quoted prices for similar assets or liabilities in active markets.
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c) Inputs other than quoted prices that are observable.
(d) Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2019, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market which the Variable Account has the ability to access. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds are accounted for on a trade-date basis and are in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC, which differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Net investment income (loss) and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the fund as of the beginning of the valuation date.

Transfers between subaccounts including the fixed account (net) include transfers of all or part of the contract owners' interest to or from another eligible subaccount from or to the fixed account option of the general account of the Company.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5% or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the Variable Account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

(3) Related Party Charges, Expenses and Fees
Under the terms of the contracts, certain charges, expenses and fees are incurred by the contractholders to cover Allianz Life’s expenses in connection with the issuance and administration of the contracts. Following is a summary of these charges, expenses and fees for the period ended December 31, 2019:

Mortality and Expense Risk Charges
Allianz Life assumes mortality and expense risks related to the operations of the Variable Account. These charges range from 0.30% to 3.40% annually during the accumulation phase, or from 1.00% to 2.20% annually during the annuity phase for variable annuity payments. These charges are deducted on a daily basis and assessed against the daily net asset value of each fund. These charges are assessed either through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Administrative Charges
A charge to cover administrative expenses of the Variable Account may be deducted from the Variable Account, depending on the contract. This annual charge of 0.15% is calculated and assessed daily as a percentage of each fund’s net asset value. This charge is assessed through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Contract Maintenance Charges
For certain contracts, an annual contract maintenance charge of $30 to $50 may be deducted to cover ongoing administrative expenses. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity unit values during the annuity phase if variable annuity payments are selected or a reduction in fixed annuity payments.

Withdrawal Charges
For certain contracts, a withdrawal charge (sometimes called a contingent deferred sales charge) is imposed as a percentage, with a range of 1.0% to 8.5%, of each purchase payment if the contract is surrendered or a partial withdrawal is taken during the withdrawal charge period. For certain contracts, a commutation fee or withdrawal charge may also apply during the annuity phase if there are liquidations of variable annuity payments under certain annuity options. These commutation and withdrawal charges are imposed as a percentage, with a range of 1.0% to 8.0% of the amount liquidated. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity units during the annuity phase.

Rider Charges
For certain contracts, optional benefit riders are available for an additional charge to the contractholder. The rider charges are imposed as a percentage of the benefit's guaranteed value and are assessed through the redemption of subaccount accumulation units during the accumulation phase. These include:

•	Investment Protector: 1.05% to 1.35%

•	Income Protector: 1.00% to 1.75%

•	Income Focus: 1.30%

•	Maximum Anniversary Value Death Benefit: 0.20%

•	Income Benefit: 0.70%

Transfer Fee
A charge for transfers between funds may be imposed at a rate of up to $25 per transfer. These charges are assessed through the redemption of subaccount units during the accumulation phase.

Other Contract Charges
For certain contracts there are additional fees, as described below.

•
Account Fee - ranges from 0.80% to 1.15% and are imposed as a percentage of the account’s guaranteed value and are assessed through the redemption of subaccount accumulation units during the accumulation phase.

•
Product Fee - ranges from 0.25% to 1.25% annually and are accrued on a daily basis as a percentage of the prior quarterly anniversary contract value adjusted for subsequent purchase payments and withdrawals. The fee is deducted from the contract value during the accumulation phase through the redemption of accumulation units.

•
Increased Annuity Payment Benefit charge - ranges from $0.95 to $9.97 per $100 of the basic annuity payment, depending on the annuitant's age and gender. The charge is assessed by a reduction in the annuity payments during the annuity phase.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

•
Guaranteed Value Protection Benefits charge will not be more than 5% of the contract anniversary value and assessed through the redemption of subaccount accumulation units during the accumulation phase.

Additional details on charges and fees can be found in the respective product prospectus.
(4) Federal Income Taxes
Operations of the Variable Account form a part of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Allianz Life understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.
(5) Purchases and Sales of Investments (In thousands)
The cost of purchases and proceeds from sales of investments for the year or periods ended December 31, 2019, are as follows:

	Cost of Purchases	Proceeds from Sales
AZL Balanced Index Strategy Fund	$48,057	$75,569
AZL DFA Five-Year Global Fixed Income Fund	11,459	9,608
AZL DFA Multi-Strategy Fund	70,095	156,480
AZL Enhanced Bond Index Fund	10,011	8,615
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	33,693	59,314
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	3,269	3,354
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	30,350	46,767
AZL Gateway Fund	8,615	12,861
AZL Government Money Market Fund	723,541	687,209
AZL International Index Fund Class 1	5,424	13,048
AZL International Index Fund Class 2	41,599	98,524
AZL MetWest Total Return Bond Fund	5,947	5,829
AZL Mid Cap Index Fund Class 1	8,475	5,585
AZL Mid Cap Index Fund Class 2	62,524	98,448
AZL Moderate Index Strategy Fund	70,196	112,923
AZL Morgan Stanley Global Real Estate Fund Class 1	665	2,596
AZL Morgan Stanley Global Real Estate Fund Class 2	7,764	16,965
AZL MSCI Emerging Markets Equity Index Class 1	845	2,028
AZL MSCI Emerging Markets Equity Index Class 2	13,611	23,295
AZL MSCI Global Equity Index Fund	1,223	3,458
AZL MVP Balanced Index Strategy Fund	38,642	46,457
AZL MVP DFA Multi-Strategy Fund	9,094	12,156
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	14,624	24,742
AZL MVP Fusion Dynamic Balanced Fund	91,775	153,292
AZL MVP Fusion Dynamic Conservative Fund	51,068	53,717
AZL MVP Fusion Dynamic Moderate Fund	180,592	258,757
AZL MVP Global Balanced Index Strategy Fund	29,863	80,011
AZL MVP Growth Index Strategy Fund	234,773	318,149

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	Cost of Purchases	Proceeds from Sales
AZL MVP Moderate Index Strategy Fund	$35,211	$50,557
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	145,252	102,659
AZL Russell 1000 Growth Index Fund Class 1	8,433	7,215
AZL Russell 1000 Growth Index Fund Class 2	132,380	164,118
AZL Russell 1000 Value Index Fund Class 1	14,323	19,351
AZL Russell 1000 Value Index Fund Class 2	51,087	78,975
AZL S&P 500 Index Fund	94,838	188,414
AZL Small Cap Stock Index Fund Class 1	6,598	6,478
AZL Small Cap Stock Index Fund Class 2	77,157	86,571
AZL T. Rowe Price Capital Appreciation Fund	103,683	115,192
BlackRock Equity Dividend V.I. Fund	789	988
BlackRock Global Allocation V.I. Fund	81,698	219,909
BNY Mellon VIF Appreciation Portfolio	8	22
ClearBridge Variable Aggressive Growth Portfolio	34	299
Columbia Variable Portfolio – Seligman Global Technology Fund	156	177
Davis VA Financial Portfolio	5,953	8,051
Davis VA Real Estate Portfolio	11	59
Eaton Vance VT Floating-Rate Income Fund	1,700	7,797
Fidelity VIP Emerging Markets Portfolio	383	442
Fidelity VIP FundsManager 50% Portfolio	2,953	4,896
Fidelity VIP FundsManager 60% Portfolio	18,019	20,078
Fidelity VIP Mid Cap Portfolio	92	169
Fidelity VIP Strategic Income Portfolio	243	547
Franklin Allocation VIP Fund	16,389	18,231
Franklin Income VIP Fund	109,183	165,719
Franklin Mutual Shares VIP Fund	65,143	74,576
Franklin Rising Dividends VIP Fund	40,271	34,399
Franklin Strategic Income VIP Fund	43	173
Franklin U.S. Government Securities VIP Fund	15,270	40,737
Invesco Oppenheimer V.I. Global Strategic Income Fund	251	386
Invesco Oppenheimer V.I. International Growth Fund	176	915
Invesco V.I. American Value Fund	442	294
Invesco V.I. Balanced-Risk Allocation Fund	1	639
Ivy VIP Asset Strategy Portfolio	52	120
Ivy VIP Energy Portfolio	30	208
Ivy VIP Growth Portfolio	87	123
Ivy VIP Mid Cap Growth Portfolio	250	27
Ivy VIP Natural Resources Portfolio	6	12
Ivy VIP Science and Technology Portfolio	138	512
JPMorgan Insurance Trust Core Bond Portfolio	5,722	4,646

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	Cost of Purchases	Proceeds from Sales
Lazard Retirement International Equity Portfolio	$1	$10
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2,346	1,998
MFS International Intrinsic Value Portfolio	219	281
MFS VIT Total Return Bond Portfolio	9,940	8,452
MFS VIT Utilities Portfolio	2,506	2,340
Oppenheimer Global Multi-Alternatives Fund/VA	1	100
PIMCO VIT All Asset Portfolio	18,969	52,979
PIMCO VIT Balanced Allocation Portfolio	3,158	10,062
PIMCO VIT CommodityRealReturn Strategy Portfolio	8,084	9,134
PIMCO VIT Dynamic Bond Portfolio	15,132	30,680
PIMCO VIT Emerging Markets Bond Portfolio	7,720	28,224
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	4,905	11,020
PIMCO VIT Global Core Bond (Hedged) Portfolio	14,250	32,270
PIMCO VIT Global Managed Asset Allocation Portfolio	3,821	23,924
PIMCO VIT High Yield Portfolio	39,831	118,296
PIMCO VIT Long-Term U.S. Government Portfolio	7,480	3,304
PIMCO VIT Low Duration Portfolio	6,878	3,716
PIMCO VIT Real Return Portfolio	16,299	62,746
PIMCO VIT StocksPLUS Global Portfolio	16,785	45,543
PIMCO VIT Total Return Portfolio	91,223	181,132
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	17	13
RCM Dynamic Multi-Asset Plus VIT Portfolio	3,311	7,568
T. Rowe Price Blue Chip Growth Portfolio	3,263	1,434
T. Rowe Price Equity Income Portfolio	124	467
T. Rowe Price Health Sciences Portfolio	68	225
Templeton Global Bond VIP Fund	67,996	99,905
Templeton Growth VIP Fund	74,479	47,556

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

(6) Financial Highlights
A summary of units outstanding (in thousands), unit values, net assets (in thousands), ratios, and total returns for variable annuity contracts is as follows:

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Balanced Index Strategy Fund
2019	22,526	$14.35	to	$17.87	$370,836	2.26%	1.00%	to	3.40%	13.38%	to	15.91%
2018	25,146	$12.65	to	$15.42	$360,374	0.93%	1.00%	to	3.40%	(7.53)%	to	(5.46)%
2017	27,352	$13.67	to	$16.31	$418,424	2.22%	1.00%	to	3.40%	7.84%	to	10.24%
2016	29,183	$12.67	to	$14.79	$408,248	2.70%	1.00%	to	3.40%	3.24%	to	5.54%
2015	30,030	$12.38	to	$14.02	$401,551	1.04%	1.00%	to	3.40%	(3.29)%	to	(1.13)%
AZL DFA Five-Year Global Fixed Income Fund
2019	1,487	$9.36	to	$10.73	$14,680	5.90%	—%	to	3.40%	0.54%	to	3.50%
2018	1,360	$9.30	to	$10.25	$13,192	0.70%	—%	to	3.40%	(1.79)%	to	0.86%
2017⁴	351	$9.50	to	$9.93	$3,447	—%	—%	to	3.40%	(0.96)%	to	(0.63)%
AZL DFA Multi-Strategy Fund
2019	48,075	$16.04	to	$19.99	$892,959	1.05%	1.00%	to	3.40%	12.73%	to	15.25%
2018	54,537	$14.22	to	$17.34	$885,699	1.16%	1.00%	to	3.40%	(9.02)%	to	(6.98)%
2017	62,328	$15.63	to	$18.64	$1,097,107	0.76%	1.00%	to	3.40%	8.99%	to	11.41%
2016	68,080	$14.33	to	$16.78	$1,083,839	—%	1.00%	to	3.40%	5.72%	to	8.08%
2015	76,962	$13.55	to	$15.85	$1,141,766	1.19%	1.00%	to	3.40%	(3.94)%	to	(1.80)%
AZL Enhanced Bond Index Fund
2019	2,250	$11.25	to	$12.30	$26,772	2.59%	1.15%	to	2.05%	6.23%	to	7.15%
2018	2,156	$10.59	to	$11.48	$24,013	2.16%	1.15%	to	2.05%	(2.56)%	to	(1.72)%
2017	1,986	$10.86	to	$11.68	$22,581	0.87%	1.15%	to	2.05%	0.97%	to	1.84%
2016	2,189	$10.72	to	$11.47	$24,543	2.23%	1.15%	to	2.05%	0.21%	to	1.12%
2015	881	$10.70	to	$11.34	$9,795	2.56%	1.15%	to	2.05%	(1.80)%	to	(0.90)%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
2019	17,127	$14.07	to	$22.13	$281,339	2.37%	0.30%	to	3.40%	13.41%	to	16.92%
2018	19,593	$12.40	to	$19.48	$279,543	2.24%	0.30%	to	3.40%	(5.22)%	to	(2.32)%
2017	22,719	$13.08	to	$20.54	$337,012	—%	0.30%	to	3.40%	7.52%	to	10.78%
2016	26,102	$12.17	to	$19.08	$354,464	1.44%	0.30%	to	3.40%	3.06%	to	6.20%
2015	30,947	$11.81	to	$18.50	$401,045	4.04%	0.30%	to	3.40%	(8.53)%	to	(5.75)%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
2019	2,148	$10.42	to	$10.69	$20,543	3.36%	1.40%	to	2.20%	8.16%	to	9.03%
2018	2,200	$9.63	to	$9.80	$19,278	3.14%	1.40%	to	2.20%	(3.17)%	to	(2.39)%
2017	2,396	$9.95	to	$10.04	$21,481	2.45%	1.40%	to	2.20%	2.28%	to	3.10%
2016²	2,654	$9.72	to	$9.74	$23,265	—%	1.40%	to	2.20%	(2.76)%	to	(2.59)%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
2019	15,038	$9.63	to	$12.32	$161,773	2.94%	—%	to	3.40%	6.65%	to	10.28%
2018	16,774	$9.03	to	$11.17	$166,707	2.77%	—%	to	3.40%	(4.53)%	to	(1.25)%
2017	18,913	$9.49	to	$11.32	$193,945	2.32%	—%	to	3.40%	0.90%	to	4.27%
2016	21,214	$9.38	to	$10.85	$212,292	2.20%	—%	to	3.40%	(3.08)%	to	5.19%
2015	4,399	$9.29	to	$10.18	$42,802	1.96%	0.30%	to	3.40%	(3.87)%	to	(1.19)%
AZL Gateway Fund
2019	5,468	$11.16	to	$15.13	$69,198	0.97%	—%	to	3.40%	7.23%	to	10.82%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	5,770	$10.39	to	$13.65	$67,026	1.23%	—%	to	3.40%	(7.76)%	to	(4.65)%
2017	6,358	$11.20	to	$14.32	$79,227	0.99%	—%	to	3.40%	6.02%	to	9.46%
2016	7,150	$10.60	to	$13.08	$82,553	1.94%	—%	to	3.40%	1.59%	to	4.84%
2015	6,956	$10.31	to	$12.48	$78,188	1.12%	—%	to	3.40%	(1.38)%	to	1.98%
AZL Government Money Market Fund
2019	47,890	$6.63	to	$13.07	$466,646	1.37%	—%	to	3.40%	(1.90)%	to	1.39%
2018	46,559	$6.76	to	$12.89	$430,314	1.00%	—%	to	3.40%	(2.28)%	to	1.01%
2017	50,262	$6.91	to	$12.76	$463,873	0.04%	—%	to	3.40%	(3.19)%	to	0.05%
2016	65,690	$7.42	to	$12.76	$618,130	—%	—%	to	3.40%	(3.14)%	to	0.01%
2015	69,828	$7.66	to	$12.76	$661,395	—%	—%	to	3.40%	(3.14)%	to	0.01%
AZL International Index Fund Class 1
2019	8,028	$12.11	to	$12.73	$100,779	3.66%	1.15%	to	2.70%	18.43%	to	20.28%
2018	8,927	$10.23	to	$10.59	$93,602	3.99%	1.15%	to	2.70%	(16.11)%	to	(14.79)%
2017	10,154	$12.19	to	$12.43	$125,461	1.31%	1.15%	to	2.70%	21.80%	to	23.69%
2016²	11,655	$10.01	to	$10.04	$117,030	—%	1.15%	to	2.70%	0.12%	to	0.45%
AZL International Index Fund Class 2
2019	35,569	$11.31	to	$18.59	$442,769	2.26%	—%	to	3.40%	17.44%	to	21.44%
2018	40,672	$9.63	to	$15.49	$426,442	2.60%	—%	to	3.40%	(16.89)%	to	(14.04)%
2017	46,614	$11.58	to	$18.23	$581,653	0.90%	—%	to	3.40%	20.67%	to	24.77%
2016	52,352	$9.59	to	$14.78	$535,611	1.18%	—%	to	3.40%	(2.99)%	to	0.54%
2015	7,446	$9.88	to	$13.30	$81,043	4.03%	—%	to	3.40%	(4.64)%	to	(1.39)%
AZL MetWest Total Return Bond Fund
2019	2,669	$10.36	to	$10.83	$28,365	2.53%	1.15%	to	2.05%	6.34%	to	7.26%
2018	2,684	$9.74	to	$10.09	$26,688	1.96%	1.15%	to	2.05%	(2.20)%	to	(1.35)%
2017	2,452	$9.96	to	$10.23	$24,822	1.58%	1.15%	to	2.05%	1.10%	to	1.97%
2016	2,313	$9.84	to	$10.03	$23,040	1.26%	1.15%	to	2.05%	0.23%	to	1.14%
2015¹	958	$9.82	to	$9.92	$9,468	0.12%	1.15%	to	2.05%	(3.02)%	to	(2.43)%
AZL Mid Cap Index Fund Class 1
2019	4,205	$13.16	to	$13.53	$46,374	3.04%	1.15%	to	2.55%	22.74%	to	23.79%
2018	4,621	$10.72	to	$10.98	$41,617	2.38%	1.15%	to	2.55%	(12.95)%	to	(12.03)%
2017	5,029	$12.32	to	$12.48	$51,831	1.00%	1.15%	to	2.55%	13.56%	to	14.76%
2016²	5,539	$10.85	to	$10.87	$50,249	—%	1.15%	to	2.55%	8.49%	to	8.73%
AZL Mid Cap Index Fund Class 2
2019	20,304	$19.72	to	$34.75	$446,410	1.03%	—%	to	3.40%	21.15%	to	25.28%
2018	23,184	$16.25	to	$28.06	$415,541	0.88%	—%	to	3.40%	(14.28)%	to	(11.35)%
2017	27,603	$18.92	to	$32.02	$569,909	0.46%	—%	to	3.40%	12.05%	to	15.85%
2016	31,869	$16.85	to	$27.96	$579,168	0.66%	—%	to	3.40%	8.37%	to	19.52%
2015	9,392	$14.55	to	$21.26	$147,814	1.09%	—%	to	3.40%	(5.83)%	to	(2.67)%
AZL Moderate Index Strategy Fund
2019	27,963	$16.96	to	$27.14	$578,003	2.34%	0.30%	to	3.40%	15.39%	to	18.97%
2018	31,485	$14.69	to	$22.81	$557,352	0.96%	0.30%	to	3.40%	(8.31)%	to	(5.46)%
2017	36,691	$16.01	to	$24.13	$699,846	2.10%	0.30%	to	3.40%	9.58%	to	12.96%
2016	39,563	$14.61	to	$21.36	$679,183	1.89%	0.30%	to	3.40%	5.27%	to	8.58%
2015	46,126	$13.86	to	$19.67	$742,366	2.11%	0.30%	to	3.40%	(5.73)%	to	(2.76)%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Morgan Stanley Global Real Estate Fund Class 1
2019	1,662	$11.24	to	$11.53	$19,265	3.12%	1.40%	to	2.20%	15.95%	to	16.88%
2018	1,864	$9.69	to	$9.87	$18,502	4.30%	1.40%	to	2.20%	(9.93)%	to	(9.20)%
2017	2,149	$10.76	to	$10.87	$23,487	3.91%	1.40%	to	2.20%	7.61%	to	8.47%
2016²	2,479	$10.00	to	$10.02	$24,977	—%	1.40%	to	2.20%	0.03%	to	0.20%
AZL Morgan Stanley Global Real Estate Fund Class 2
2019	6,503	$10.79	to	$16.94	$82,830	2.58%	—%	to	3.40%	14.21%	to	18.10%
2018	7,300	$9.44	to	$14.35	$80,219	3.72%	—%	to	3.40%	(11.11)%	to	(8.07)%
2017	8,698	$10.61	to	$15.60	$106,496	3.67%	—%	to	3.40%	6.17%	to	9.72%
2016	9,807	$10.00	to	$14.22	$111,750	1.21%	—%	to	3.40%	(0.48)%	to	3.14%
2015	5,679	$10.02	to	$13.79	$64,088	3.68%	—%	to	3.40%	(4.59)%	to	(1.34)%
AZL MSCI Emerging Markets Equity Index Class 1
2019	1,622	$12.02	to	$13.30	$16,781	1.92%	1.40%	to	2.20%	14.99%	to	15.92%
2018	1,795	$10.45	to	$11.48	$16,002	1.89%	1.40%	to	2.20%	(17.16)%	to	(16.49)%
2017	1,986	$12.62	to	$13.74	$21,422	0.55%	1.40%	to	2.20%	34.00%	to	35.07%
2016	2,210	$9.42	to	$10.17	$17,737	0.89%	1.40%	to	2.20%	7.81%	to	8.68%
2015	2,600	$8.73	to	$9.36	$19,025	1.30%	1.40%	to	2.20%	(14.59)%	to	(13.91)%
AZL MSCI Emerging Markets Equity Index Class 2
2019	9,099	$9.71	to	$15.41	$105,083	1.64%	—%	to	3.40%	13.32%	to	17.18%
2018	10,178	$8.51	to	$13.15	$102,415	1.63%	—%	to	3.40%	(18.26)%	to	(15.46)%
2017	11,659	$10.34	to	$15.55	$142,017	0.40%	—%	to	3.40%	32.14%	to	36.63%
2016	12,851	$7.78	to	$11.38	$116,793	0.59%	—%	to	3.40%	6.32%	to	9.89%
2015	14,576	$7.27	to	$10.36	$123,174	0.97%	—%	to	3.40%	(15.71)%	to	(12.88)%
AZL MSCI Global Equity Index Fund
2019	296	$16.92	to	$20.42	$5,452	1.48%	0.30%	to	2.05%	24.73%	to	26.87%
2018	437	$13.57	to	$16.10	$6,337	2.12%	0.30%	to	2.05%	(10.75)%	to	(9.21)%
2017	420	$15.20	to	$17.73	$6,770	2.14%	0.30%	to	2.05%	19.77%	to	21.81%
2016	163	$12.69	to	$14.56	$2,190	2.77%	0.30%	to	2.05%	(2.89)%	to	(1.23)%
2015	153	$13.07	to	$14.74	$2,117	3.25%	0.30%	to	2.05%	(14.30)%	to	(12.83)%
AZL MVP Balanced Index Strategy Fund
2019	18,953	$13.29	to	$17.15	$289,123	2.08%	—%	to	3.40%	13.23%	to	16.92%
2018	19,962	$11.73	to	$14.67	$264,376	0.81%	—%	to	3.40%	(7.47)%	to	(4.44)%
2017	20,095	$12.68	to	$15.35	$282,458	1.87%	—%	to	3.40%	5.35%	to	11.40%
2016	21,128	$11.67	to	$13.78	$270,065	2.20%	—%	to	3.40%	3.10%	to	6.61%
2015	18,320	$11.47	to	$12.93	$223,397	0.80%	—%	to	3.40%	(5.55)%	to	2.13%
AZL MVP DFA Multi-Strategy Fund
2019	7,288	$11.50	to	$12.00	$86,188	0.93%	1.15%	to	2.05%	13.46%	to	14.49%
2018	7,624	$10.14	to	$10.48	$79,000	0.77%	1.15%	to	2.05%	(8.14)%	to	(7.30)%
2017	6,487	$11.04	to	$11.31	$72,747	0.42%	1.15%	to	2.05%	10.27%	to	11.27%
2016	4,940	$10.01	to	$10.16	$49,944	—%	1.15%	to	2.05%	6.84%	to	7.81%
2015¹	2,704	$9.37	to	$9.43	$25,429	—%	1.15%	to	2.05%	(6.31)%	to	(5.74)%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
2019	16,844	$13.18	to	$14.08	$231,613	3.95%	1.15%	to	2.05%	13.94%	to	14.92%
2018	18,055	$11.57	to	$12.25	$216,696	3.27%	1.15%	to	2.05%	(4.08)%	to	(3.25)%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2017	19,489	$12.06	to	$12.66	$242,510	1.32%	1.15%	to	2.05%	8.74%	to	9.67%
2016	22,392	$11.09	to	$11.55	$254,860	3.98%	1.15%	to	2.05%	(1.18)%	to	(0.33)%
2015	23,812	$11.22	to	$11.58	$272.765	1.46%	1.15%	to	2.05%	(8.07)%	to	(7.28)%
AZL MVP Fusion Dynamic Balanced Fund
2019	52,096	$13.03	to	$20.24	$841,576	2.50%	0.30%	to	3.40%	11.95%	to	15.41%
2018	58,795	$11.63	to	$17.53	$836,480	1.22%	0.30%	to	3.40%	(8.53)%	to	(5.69)%
2017	65,536	$12.71	to	$18.59	$1,004,139	1.67%	0.30%	to	3.40%	8.54%	to	11.89%
2016	72,168	$11.70	to	$16.62	$1,003,300	2.28%	0.30%	to	3.40%	2.38%	to	5.61%
2015	79,955	$11.42	to	$15.73	$1,067,933	1.32%	0.30%	to	3.40%	(5.04)%	to	(2.05)%
AZL MVP Fusion Dynamic Conservative Fund
2019	15,217	$12.89	to	$17.33	$228,175	2.42%	0.30%	to	3.40%	9.96%	to	13.20%
2018	16,017	$11.72	to	$15.31	$214,900	1.34%	0.30%	to	3.40%	(6.80)%	to	(4.04)%
2017	17,254	$12.57	to	$15.96	$244,361	1.80%	0.30%	to	3.40%	5.87%	to	8.98%
2016	19,076	$11.88	to	$14.64	$251,287	2.31%	0.30%	to	3.40%	2.00%	to	5.00%
2015	19,010	$11.69	to	$13.94	$241,855	1.38%	0.30%	to	3.40%	(3.85)%	to	(1.07)%
AZL MVP Fusion Dynamic Moderate Fund
2019	111,981	$12.97	to	$20.15	$1,815,251	2.51%	0.30%	to	3.40%	13.44%	to	16.96%
2018	123,837	$11.43	to	$17.23	$1,742,029	1.12%	0.30%	to	3.40%	(9.56)%	to	(6.74)%
2017	138,054	$12.63	to	$18.48	$2,113,272	1.56%	0.30%	to	3.40%	10.24%	to	13.64%
2016	153,140	$11.45	to	$16.26	$2,093,581	2.15%	0.30%	to	3.40%	1.22%	to	4.41%
2015	166,400	$11.30	to	$15.57	$2,210,354	1.25%	0.30%	to	3.40%	(5.39)%	to	(2.41)%
AZL MVP Global Balanced Index Strategy Fund
2019	48,772	$13.11	to	$14.09	$670,508	1.72%	1.15%	to	2.05%	13.84%	to	14.88%
2018	53,792	$11.52	to	$12.27	$645,646	1.45%	1.15%	to	2.05%	(7.70)%	to	(6.85)%
2017	56,999	$12.48	to	$13.17	$736,643	0.38%	1.15%	to	2.05%	9.19%	to	10.18%
2016	61,247	$11.43	to	$11.95	$720,554	2.65%	1.15%	to	2.05%	1.33%	to	2.26%
2015	63,758	$11.28	to	$11.69	$735,684	1.14%	1.15%	to	2.05%	(3.49)%	to	(2.61)%
AZL MVP Growth Index Strategy Fund
2019	138,335	$15.14	to	$19.78	$2,390,898	2.16%	—%	to	3.40%	16.55%	to	20.52%
2018	148,195	$12.99	to	$16.41	$2,160,089	0.82%	—%	to	3.40%	(9.55)%	to	(6.45)%
2017	149,425	$14.36	to	$17.54	$2,365,878	1.15%	—%	to	3.40%	7.96%	to	15.96%
2016	145,096	$12.81	to	$15.13	$2,013,691	1.98%	—%	to	3.40%	3.24%	to	6.80%
2015	91,257	$12.50	to	$14.17	$1,218,754	0.86%	—%	to	3.40%	(6.99)%	to	3.44%
AZL MVP Moderate Index Strategy Fund
2019	27,930	$16.13	to	$17.33	$472,411	2.13%	1.15%	to	2.05%	16.23%	to	17.29%
2018	29,910	$13.87	to	$14.78	$432,622	0.86%	1.15%	to	2.05%	(7.19)%	to	(6.34)%
2017	31,560	$14.95	to	$15.78	$488,774	1.67%	1.15%	to	2.05%	10.92%	to	11.93%
2016	33,159	$13.48	to	$14.10	$460,143	2.21%	1.15%	to	2.05%	3.30%	to	4.24%
2015	34,549	$13.05	to	$13.52	$461,305	0.50%	1.15%	to	2.05%	(5.18)%	to	(4.31)%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
2019	74,088	$15.03	to	$15.87	$1,152,403	1.84%	1.15%	to	2.05%	18.93%	to	20.01%
2018	73,504	$12.64	to	$13.22	$955,798	0.98%	1.15%	to	2.05%	(3.68)%	to	(2.80)%
2017	72,712	$13.12	to	$13.60	$975,914	1.24%	1.15%	to	2.05%	11.90%	to	12.92%
2016	67,646	$11.73	to	$12.05	$806,706	1.56%	1.15%	to	2.05%	5.44%	to	6.40%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2015	53,064	$11.12	to	$11.32	$596,732	—%	1.15%	to	2.05%	2.04%	to	2.97%
AZL Russell 1000 Growth Index Fund Class 1
2019	4,219	$16.46	to	$16.91	$53,537	1.39%	1.15%	to	2.55%	32.58%	to	33.71%
2018	4,695	$12.41	to	$12.71	$45,307	1.58%	1.15%	to	2.55%	(4.01)%	to	(2.99)%
2017	5,141	$12.93	to	$13.10	$51,623	0.39%	1.15%	to	2.55%	26.39%	to	27.72%
2016²	5,752	$10.23	to	$10.25	$45,595	—%	1.15%	to	2.55%	2.32%	to	2.55%
AZL Russell 1000 Growth Index Fund Class 2
2019	21,752	$24.35	to	$37.61	$617,780	0.75%	—%	to	3.40%	30.82%	to	35.28%
2018	25,179	$18.61	to	$27.80	$540,363	0.89%	—%	to	3.40%	(5.38)%	to	(2.14)%
2017	30,052	$19.67	to	$28.41	$674,397	0.26%	—%	to	3.40%	24.65%	to	28.89%
2016	34,351	$15.78	to	$22.04	$614,437	0.12%	—%	to	3.40%	2.04%	to	6.43%
2015	793	$17.77	to	$20.71	$14,988	1.08%	—%	to	2.05%	2.78%	to	4.86%
AZL Russell 1000 Value Index Fund Class 1
2019	12,877	$12.94	to	$13.61	$150,207	2.93%	1.15%	to	2.70%	22.77%	to	24.69%
2018	14,383	$10.54	to	$10.91	$135,319	2.75%	1.15%	to	2.70%	(10.95)%	to	(9.55)%
2017	16,153	$11.84	to	$12.06	$169,571	0.88%	1.15%	to	2.70%	10.36%	to	12.08%
2016²	18,456	$10.73	to	$10.76	$170,485	—%	1.15%	to	2.70%	7.28%	to	7.64%
AZL Russell 1000 Value Index Fund Class 2
2019	21,683	$17.56	to	$27.65	$439,080	1.93%	—%	to	3.40%	21.72%	to	25.86%
2018	24,316	$14.43	to	$21.97	$398,225	1.85%	—%	to	3.40%	(11.74)%	to	(8.72)%
2017	28,948	$16.35	to	$24.07	$530,578	0.66%	—%	to	3.40%	9.30%	to	13.02%
2016	32,904	$14.89	to	$21.30	$546,356	0.19%	—%	to	3.40%	7.03%	to	16.15%
2015	647	$15.42	to	$18.34	$10,843	1.61%	—%	to	2.05%	(6.32)%	to	(4.42)%
AZL S&P 500 Index Fund
2019	42,064	$17.08	to	$27.35	$864,709	1.52%	0.30%	to	3.40%	26.58%	to	30.50%
2018	48,216	$13.30	to	$20.96	$771,527	1.52%	0.30%	to	3.40%	(7.99)%	to	(5.13)%
2017	57,352	$14.26	to	$22.09	$985,017	0.92%	0.30%	to	3.40%	17.37%	to	21.00%
2016	66,003	$11.98	to	$18.26	$952,218	1.53%	0.30%	to	3.40%	4.83%	to	11.12%
2015	40,499	$10.96	to	$16.43	$540,347	1.94%	0.30%	to	3.40%	(2.38)%	to	0.65%
AZL Small Cap Stock Index Fund Class 1
2019	3,382	$13.21	to	$13.86	$43,271	1.58%	1.15%	to	2.70%	19.21%	to	21.02%
2018	3,788	$11.08	to	$11.45	$40,530	1.39%	1.15%	to	2.70%	(10.99)%	to	(9.64)%
2017	4,369	$12.45	to	$12.67	$52,401	0.67%	1.15%	to	2.70%	9.99%	to	11.65%
2016²	4,946	$11.31	to	$11.35	$53,646	—%	1.15%	to	2.70%	13.16%	to	13.52%
AZL Small Cap Stock Index Fund Class 2
2019	22,355	$17.72	to	$26.93	$459,446	0.92%	—%	to	3.40%	18.17%	to	22.19%
2018	24,867	$14.99	to	$22.04	$425,568	0.85%	—%	to	3.40%	(11.95)%	to	(8.93)%
2017	29,215	$17.02	to	$24.20	$562,093	0.48%	—%	to	3.40%	9.04%	to	12.74%
2016	33,643	$15.60	to	$21.46	$586,193	0.75%	—%	to	3.40%	13.03%	to	25.71%
2015	11,722	$12.82	to	$17.08	$167,013	0.99%	—%	to	3.40%	(5.66)%	to	(2.49)%
AZL T. Rowe Price Capital Appreciation Fund
2019	26,701	$18.13	to	$31.28	$580,071	2.08%	0.30%	to	3.40%	20.28%	to	24.01%
2018	28,493	$15.07	to	$25.22	$508,467	0.91%	0.30%	to	3.40%	(2.95)%	to	0.07%
2017	31,456	$15.52	to	$25.20	$574,307	1.33%	0.30%	to	3.40%	11.26%	to	14.70%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2016	31,990	$13.94	to	$21.97	$524,502	0.73%	0.30%	to	3.40%	4.29%	to	7.52%
2015	31,709	$13.36	to	$20.44	$496,178	0.55%	0.30%	to	3.40%	1.60%	to	4.75%
BlackRock Equity Dividend V.I. Fund
2019	58	$25.00	to	$25.00	$1,440	1.73%	0.30%	to	0.30%	27.08%	to	27.08%
2018	70	$19.67	to	$19.67	$1,369	1.87%	0.30%	to	0.30%	(7.69)%	to	(7.69)%
2017	49	$21.31	to	$21.31	$1,044	1.51%	0.30%	to	0.30%	16.14%	to	16.14%
2016	64	$18.35	to	$18.35	$1,173	1.62%	0.30%	to	0.30%	15.71%	to	15.71%
2015	63	$15.86	to	$15.86	$993	1.44%	0.30%	to	0.30%	(1.11)%	to	(1.11)%
BlackRock Global Allocation V.I. Fund
2019	83,597	$11.34	to	$27.64	$1,126,831	1.21%	—%	to	3.40%	13.88%	to	17.75%
2018	97,309	$9.96	to	$24.23	$1,135,560	0.81%	—%	to	3.40%	(10.64)%	to	(7.58)%
2017	112,552	$11.13	to	$27.08	$1,448,787	1.23%	—%	to	3.40%	9.97%	to	13.71%
2016	128,496	$10.12	to	$24.59	$1,481,681	1.18%	—%	to	3.40%	0.38%	to	3.80%
2015	145,546	$10.08	to	$24.45	$1,646,122	1.01%	—%	to	3.40%	(4.26)%	to	(1.00)%
BNY Mellon VIF Appreciation Portfolio
2019	2	$30.85	to	$30.85	$50	0.95%	0.30%	to	0.30%	35.37%	to	35.37%
2018	2	$22.79	to	$22.79	$55	0.95%	0.30%	to	0.30%	(7.38)%	to	(7.38)%
2017	4	$24.60	to	$24.60	$91	1.09%	0.30%	to	0.30%	26.63%	to	26.63%
2016	5	$19.43	to	$19.43	$99	1.31%	0.30%	to	0.30%	7.31%	to	7.31%
2015	10	$18.11	to	$18.11	$174	1.39%	0.30%	to	0.30%	(3.01)%	to	(3.01)%
ClearBridge Variable Aggressive Growth Portfolio
2019	44	$26.62	to	$26.62	$1,170	0.71%	0.30%	to	0.30%	24.37%	to	24.37%
2018	56	$21.41	to	$21.41	$1,200	0.38%	0.30%	to	0.30%	(8.84)%	to	(8.84)%
2017	55	$23.48	to	$23.48	$1,282	0.24%	0.30%	to	0.30%	15.64%	to	15.64%
2016	71	$20.31	to	$20.31	$1,445	0.38%	0.30%	to	0.30%	0.63%	to	0.63%
2015	95	$20.18	to	$20.18	$1,920	0.08%	0.30%	to	0.30%	(2.23)%	to	(2.23)%
Columbia Variable Portfolio – Seligman Global Technology Fund
2019	41	$26.02	to	$29.62	$1,144	—%	1.15%	to	2.55%	52.16%	to	53.15%
2018	47	$17.10	to	$19.34	$872	—%	1.15%	to	2.55%	(10.02)%	to	(9.43)%
2017	52	$19.00	to	$21.35	$1,060	—%	1.15%	to	2.55%	32.48%	to	33.34%
2016	61	$14.35	to	$16.01	$930	—%	1.15%	to	2.55%	16.96%	to	17.73%
2015	70	$12.26	to	$13.60	$908	—%	1.15%	to	2.55%	7.84%	to	8.54%
Davis VA Financial Portfolio
2019	1,894	$15.90	to	$30.50	$47,060	1.51%	1.00%	to	3.40%	21.71%	to	24.42%
2018	2,098	$13.06	to	$24.51	$42,277	1.15%	1.00%	to	3.40%	(13.63)%	to	(11.70)%
2017	2,478	$15.11	to	$27.76	$57,372	0.73%	1.00%	to	3.40%	17.49%	to	20.03%
2016	2,659	$12.86	to	$23.13	$51,650	0.97%	1.00%	to	3.40%	10.54%	to	12.94%
2015	3,086	$11.64	to	$20.48	$53,716	0.81%	1.00%	to	3.40%	(1.31)%	to	0.84%
Davis VA Real Estate Portfolio
2019	6	$44.19	to	$48.82	$266	0.98%	1.15%	to	2.55%	23.38%	to	24.00%
2018	7	$35.82	to	$39.38	$260	2.68%	1.15%	to	2.55%	(6.62)%	to	(6.15)%
2017	8	$38.36	to	$41.95	$324	1.19%	1.15%	to	2.55%	6.22%	to	6.75%
2016	10	$35.21	to	$39.30	$375	1.66%	1.15%	to	2.55%	7.47%	to	8.17%
2015	12	$32.76	to	$36.33	$416	1.59%	1.15%	to	2.55%	(0.41)%	to	0.24%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Eaton Vance VT Floating-Rate Income Fund
2019	101	$17.69	to	$17.69	$1,778	4.40%	0.30%	to	0.30%	6.77%	to	6.77%
2018	462	$16.57	to	$16.57	$7,662	3.84%	0.30%	to	0.30%	(0.38)%	to	(0.38)%
2017	346	$16.63	to	$16.63	$5,748	3.26%	0.30%	to	0.30%	3.12%	to	3.12%
2016	327	$16.13	to	$16.13	$5,276	3.49%	0.30%	to	0.30%	8.63%	to	8.63%
2015	357	$14.84	to	$14.84	$5,305	3.36%	0.30%	to	0.30%	(1.29)%	to	(1.29)%
Fidelity VIP Emerging Markets Portfolio
2019	408	$13.32	to	$13.32	$5,435	1.44%	0.30%	to	0.30%	28.81%	to	28.81%
2018	419	$10.34	to	$10.34	$4,333	0.64%	0.30%	to	0.30%	(18.41)%	to	(18.41)%
2017	217	$12.68	to	$12.68	$2,755	0.57%	0.30%	to	0.30%	46.61%	to	46.61%
2016	144	$8.65	to	$8.65	$1,244	0.12%	0.30%	to	0.30%	2.64%	to	2.64%
2015	124	$8.43	to	$8.43	$1,044	0.33%	0.30%	to	0.30%	(10.57)%	to	(10.57)%
Fidelity VIP FundsManager 50% Portfolio
2019	1,394	$13.03	to	$17.51	$22,443	1.50%	1.15%	to	3.40%	13.87%	to	16.35%
2018	1,673	$11.81	to	$15.05	$23,202	1.19%	1.15%	to	3.40%	(8.23)%	to	(6.46)%
2017	2,008	$12.79	to	$16.08	$29,900	1.00%	1.15%	to	3.40%	10.77%	to	12.95%
2016	2,080	$11.49	to	$14.24	$27,736	1.11%	1.15%	to	3.40%	0.85%	to	2.89%
2015	2,120	$11.45	to	$13.84	$27,660	0.91%	1.15%	to	3.40%	(3.07)%	to	(1.16)%
Fidelity VIP FundsManager 60% Portfolio
2019	5,418	$13.10	to	$17.10	$84,768	1.31%	1.15%	to	3.40%	16.35%	to	18.88%
2018	6,504	$11.26	to	$14.39	$86,245	1.03%	1.15%	to	3.40%	(9.56)%	to	(7.58)%
2017	7,723	$12.45	to	$15.57	$111,536	0.95%	1.15%	to	3.40%	12.98%	to	15.44%
2016	7,539	$11.02	to	$13.48	$95,645	1.10%	1.15%	to	3.40%	1.25%	to	3.46%
2015	8,304	$11.02	to	$13.03	$102,394	0.97%	1.15%	to	3.40%	(2.84)%	to	(0.87)%
Fidelity VIP Mid Cap Portfolio
2019	7	$66.15	to	$66.15	$482	0.63%	0.30%	to	0.30%	22.80%	to	22.80%
2018	10	$53.87	to	$53.87	$515	0.66%	0.30%	to	0.30%	(15.03)%	to	(15.03)%
2017	66	$63.40	to	$63.40	$4,154	0.49%	0.30%	to	0.30%	20.18%	to	20.18%
2016	41	$52.75	to	$52.75	$2,151	0.84%	0.30%	to	0.30%	11.59%	to	11.59%
2015	14	$47.28	to	$47.28	$677	0.23%	0.30%	to	0.30%	(1.92)%	to	(1.92)%
Fidelity VIP Strategic Income Portfolio
2019	82	$22.27	to	$22.27	$1,824	3.04%	0.30%	to	0.30%	10.32%	to	10.32%
2018	99	$20.19	to	$20.19	$2,007	3.83%	0.30%	to	0.30%	(3.12)%	to	(3.12)%
2017	85	$20.83	to	$20.83	$1,772	3.03%	0.30%	to	0.30%	7.22%	to	7.22%
2016	85	$19.43	to	$19.43	$1,651	4.04%	0.30%	to	0.30%	7.69%	to	7.69%
2015	70	$18.04	to	$18.04	$1,264	2.42%	0.30%	to	0.30%	(2.23)%	to	(2.23)%
Franklin Allocation VIP Fund
2019	7,880	$10.56	to	$16.27	$94,216	3.54%	0.30%	to	3.40%	15.91%	to	19.50%
2018	8,691	$9.11	to	$13.62	$88,663	3.06%	0.30%	to	3.40%	(12.64)%	to	(9.92)%
2017	9,965	$10.42	to	$15.12	$115,400	2.70%	0.30%	to	3.40%	8.30%	to	11.64%
2016	11,344	$9.61	to	$13.54	$120,137	3.92%	0.30%	to	3.40%	9.40%	to	12.84%
2015	12,934	$8.78	to	$12.00	$124,055	2.93%	0.30%	to	3.40%	(9.35)%	to	(6.49)%
Franklin Income VIP Fund
2019	16,166	$42.18	to	$107.04	$1,065,730	5.37%	0.30%	to	3.40%	12.23%	to	15.71%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	18,039	$37.59	to	$92.51	$1,037,495	4.84%	0.30%	to	3.40%	(7.47)%	to	(4.59)%
2017	20,956	$40.62	to	$96.96	$1,288,820	4.19%	0.30%	to	3.40%	6.07%	to	9.34%
2016	22,898	$38.30	to	$88.68	$1,292,378	4.98%	0.30%	to	3.40%	10.27%	to	13.68%
2015	24,497	$34.73	to	$78.00	$1,228,079	4.71%	0.30%	to	3.40%	(10.12)%	to	(7.33)%
Franklin Mutual Shares VIP Fund
2019	12,376	$23.98	to	$47.86	$360,673	1.82%	0.30%	to	3.40%	18.53%	to	22.20%
2018	14,006	$20.22	to	$39.16	$338,348	2.36%	0.30%	to	3.40%	(12.08)%	to	(9.34)%
2017	16,656	$22.98	to	$43.20	$457,143	2.26%	0.30%	to	3.40%	4.79%	to	8.02%
2016	18,891	$21.92	to	$39.99	$487,498	2.01%	0.30%	to	3.40%	12.23%	to	15.71%
2015	21,969	$19.52	to	$34.56	$501,040	3.00%	0.30%	to	3.40%	(8.07)%	to	(5.22)%
Franklin Rising Dividends VIP Fund
2019	3,768	$62.28	to	$129.12	$219,360	1.35%	0.30%	to	2.70%	25.79%	to	28.84%
2018	4,167	$49.51	to	$100.22	$194,815	1.35%	0.30%	to	2.70%	(7.62)%	to	(5.36)%
2017	4,755	$53.59	to	$105.89	$243,653	1.61%	0.30%	to	2.70%	17.35%	to	20.20%
2016	5,308	$45.66	to	$88.10	$233,739	1.49%	0.30%	to	2.70%	12.95%	to	15.69%
2015	5,978	$40.43	to	$76.15	$233,718	1.54%	0.30%	to	2.70%	(6.21)%	to	(3.94)%
Franklin Strategic Income VIP Fund
2019	27	$26.64	to	$26.64	$724	5.20%	0.30%	to	0.30%	7.73%	to	7.73%
2018	34	$24.73	to	$24.73	$832	2.73%	0.30%	to	0.30%	(2.43)%	to	(2.43)%
2017	38	$25.35	to	$25.35	$968	2.87%	0.30%	to	0.30%	4.25%	to	4.25%
2016	39	$24.32	to	$24.32	$958	3.61%	0.30%	to	0.30%	7.62%	to	7.62%
2015	63	$22.60	to	$22.60	$1,425	6.22%	0.30%	to	0.30%	(4.16)%	to	(4.16)%
Franklin U.S. Government Securities VIP Fund
2019	7,470	$16.26	to	$45.65	$200,585	2.93%	—%	to	3.40%	1.76%	to	5.23%
2018	8,497	$15.97	to	$43.38	$221,290	2.78%	—%	to	3.40%	(2.99)%	to	0.34%
2017	9,942	$16.47	to	$43.23	$262,563	2.68%	—%	to	3.40%	(1.99)%	to	1.34%
2016	11,754	$17.50	to	$42.66	$311,288	2.56%	—%	to	3.40%	(2.60)%	to	0.66%
2015	12,951	$17.97	to	$42.38	$345,628	2.51%	—%	to	3.40%	(2.79)%	to	0.47%
Invesco Oppenheimer V.I. Global Strategic Income Fund
2019	88	$21.04	to	$31.83	$2,303	3.84%	1.15%	to	2.70%	7.85%	to	9.54%
2018	96	$19.51	to	$29.06	$2,288	4.95%	1.15%	to	2.70%	(6.96)%	to	(5.50)%
2017	114	$20.97	to	$30.75	$2,903	2.27%	1.15%	to	2.70%	3.45%	to	5.06%
2016	149	$20.27	to	$29.27	$3,698	5.00%	1.15%	to	2.70%	3.69%	to	5.31%
2015	158	$19.55	to	$27.79	$3,709	5.89%	1.15%	to	2.70%	(4.86)%	to	(3.38)%
Invesco Oppenheimer V.I. International Growth Fund
2019	45	$28.15	to	$28.15	$1,281	0.83%	0.30%	to	0.30%	27.57%	to	27.57%
2018	78	$22.07	to	$22.07	$1,724	0.62%	0.30%	to	0.30%	(19.79)%	to	(19.79)%
2017	59	$27.51	to	$27.51	$1,632	1.12%	0.30%	to	0.30%	26.07%	to	26.07%
2016	60	$21.82	to	$21.82	$1,303	0.82%	0.30%	to	0.30%	(3.01)%	to	(3.01)%
2015	80	$22.50	to	$22.50	$1,805	0.84%	0.30%	to	0.30%	2.80%	to	2.80%
Invesco V.I. American Value Fund
2019	19	$42.04	to	$42.04	$780	0.38%	0.30%	to	0.30%	24.34%	to	24.34%
2018	15	$33.81	to	$33.81	$521	0.19%	0.30%	to	0.30%	(13.13)%	to	(13.13)%
2017	13	$38.92	to	$38.92	$522	0.60%	0.30%	to	0.30%	9.35%	to	9.35%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2016	18	$35.60	to	$35.60	$652	0.12%	0.30%	to	0.30%	14.87%	to	14.87%
2015	16	$30.99	to	$30.99	$484	0.01%	0.30%	to	0.30%	(9.63)%	to	(9.63)%
Invesco V.I. Balanced-Risk Allocation Fund
2019	17	$22.31	to	$22.31	$382	—%	0.30%	to	0.30%	14.54%	to	14.54%
2018	47	$19.47	to	$19.47	$924	1.30%	0.30%	to	0.30%	(6.99)%	to	(6.99)%
2017	48	$20.94	to	$20.94	$1,015	3.75%	0.30%	to	0.30%	9.50%	to	9.50%
2016	53	$19.12	to	$19.12	$1,017	0.20%	0.30%	to	0.30%	11.18%	to	11.18%
2015	65	$17.20	to	$17.20	$1,125	3.94%	0.30%	to	0.30%	(4.69)%	to	(4.69)%
Ivy VIP Asset Strategy Portfolio
2019	12	$75.02	to	$75.02	$878	2.08%	0.30%	to	0.30%	21.41%	to	21.41%
2018	13	$61.79	to	$61.79	$830	1.79%	0.30%	to	0.30%	(5.72)%	to	(5.72)%
2017	14	$65.54	to	$65.54	$938	1.43%	0.30%	to	0.30%	17.92%	to	17.92%
2016	27	$55.58	to	$55.58	$1,484	0.58%	0.30%	to	0.30%	(2.86)%	to	(2.86)%
2015	38	$57.22	to	$57.22	$2,161	0.40%	0.30%	to	0.30%	(8.62)%	to	(8.62)%
Ivy VIP Energy Portfolio
2019	15	$8.27	to	$8.27	$128	—%	0.30%	to	0.30%	3.17%	to	3.17%
2018	37	$8.01	to	$8.01	$298	—%	0.30%	to	0.30%	(34.33)%	to	(34.33)%
2017	48	$12.20	to	$12.20	$588	0.94%	0.30%	to	0.30%	(12.90)%	to	(12.90)%
2016	43	$14.01	to	$14.01	$604	0.12%	0.30%	to	0.30%	34.15%	to	34.15%
2015	44	$10.44	to	$10.44	$459	0.05%	0.30%	to	0.30%	(22.38)%	to	(22.38)%
Ivy VIP Growth Portfolio
2019	1	$295.59	to	$295.59	$398	—%	0.30%	to	0.30%	36.18%	to	36.18%
2018	2	$217.07	to	$217.07	$403	0.03%	0.30%	to	0.30%	1.98%	to	1.98%
2017	1	$212.86	to	$212.86	$312	0.24%	0.30%	to	0.30%	28.95%	to	28.95%
2016	1	$165.07	to	$165.07	$244	0.02%	0.30%	to	0.30%	0.92%	to	0.92%
2015	2	$163.56	to	$163.56	$359	0.10%	0.30%	to	0.30%	6.85%	to	6.85%
Ivy VIP Mid Cap Growth Portfolio
2019	14	$48.71	to	$48.71	$698	—%	0.30%	to	0.30%	37.53%	to	37.53%
2018	12	$35.42	to	$35.42	$410	—%	0.30%	to	0.30%	(0.36)%	to	(0.36)%
2017	16	$35.54	to	$35.54	$553	—%	0.30%	to	0.30%	26.52%	to	26.52%
2016	16	$28.09	to	$28.09	$438	—%	0.30%	to	0.30%	5.80%	to	5.80%
2015	22	$26.55	to	$26.55	$579	—%	0.30%	to	0.30%	(6.06)%	to	(6.06)%
Ivy VIP Natural Resources Portfolio
2019	6	$10.70	to	$10.70	$60	1.02%	0.30%	to	0.30%	9.13%	to	9.13%
2018	6	$9.80	to	$9.80	$61	0.30%	0.30%	to	0.30%	(23.46)%	to	(23.46)%
2017	6	$12.81	to	$12.81	$74	0.12%	0.30%	to	0.30%	2.66%	to	2.66%
2016	9	$12.48	to	$12.48	$112	0.69%	0.30%	to	0.30%	23.44%	to	23.44%
2015	15	$10.11	to	$10.11	$147	0.14%	0.30%	to	0.30%	(22.63)%	to	(22.63)%
Ivy VIP Science and Technology Portfolio
2019	6	$212.72	to	$212.72	$1,303	—%	0.30%	to	0.30%	49.04%	to	49.04%
2018	9	$142.73	to	$142.73	$1,257	—%	0.30%	to	0.30%	(5.52)%	to	(5.52)%
2017	9	$151.07	to	$151.07	$1,434	—%	0.30%	to	0.30%	31.72%	to	31.72%
2016	11	$114.69	to	$114.69	$1,252	—%	0.30%	to	0.30%	1.24%	to	1.24%
2015	17	$113.28	to	$113.28	$1,979	—%	0.30%	to	0.30%	(3.17)%	to	(3.17)%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
JPMorgan Insurance Trust Core Bond Portfolio
2019	1,592	$8.52	to	$14.87	$22,080	2.36%	0.30%	to	2.05%	5.73%	to	7.54%
2018	1,530	$7.92	to	$13.94	$19,933	2.22%	0.30%	to	2.05%	(2.21)%	to	(0.53)%
2017	1,336	$7.96	to	$14.14	$17,566	2.34%	0.30%	to	2.05%	1.26%	to	2.99%
2016	1,231	$7.73	to	$13.84	$15,949	2.59%	0.30%	to	2.05%	(0.18)%	to	1.53%
2015	944	$7.61	to	$13.75	$12,194	2.74%	0.30%	to	2.05%	(1.13)%	to	0.56%
Lazard Retirement International Equity Portfolio
2019	12	$22.39	to	$22.39	$260	0.34%	0.30%	to	0.30%	20.64%	to	20.64%
2018	12	$18.56	to	$18.56	$224	1.55%	0.30%	to	0.30%	(14.17)%	to	(14.17)%
2017	13	$21.62	to	$21.62	$271	2.33%	0.30%	to	0.30%	21.97%	to	21.97%
2016	14	$17.73	to	$17.73	$246	0.99%	0.30%	to	0.30%	(4.57)%	to	(4.57)%
2015	26	$18.58	to	$18.58	$480	1.59%	0.30%	to	0.30%	1.44%	to	1.44%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
2019	72	$53.55	to	$53.55	$3,860	—%	0.30%	to	0.30%	29.54%	to	29.54%
2018	71	$41.34	to	$41.34	$2,951	0.02%	0.30%	to	0.30%	(13.50)%	to	(13.50)%
2017	92	$47.79	to	$47.79	$4,402	0.40%	0.30%	to	0.30%	13.60%	to	13.60%
2016	61	$42.07	to	$42.07	$2,545	—%	0.30%	to	0.30%	15.44%	to	15.44%
2015	19	$36.44	to	$36.44	$687	—%	0.30%	to	0.30%	(2.68)%	to	(2.68)%
MFS International Intrinsic Value Portfolio
2019	113	$21.11	to	$21.11	$2,376	1.50%	0.30%	to	0.30%	25.28%	to	25.28%
2018	121	$16.85	to	$16.85	$2,035	0.94%	0.30%	to	0.30%	(10.00)%	to	(10.00)%
2017	119	$18.72	to	$18.72	$2,220	1.31%	0.30%	to	0.30%	26.44%	to	26.44%
2016	125	$14.81	to	$14.81	$1,857	1.14%	0.30%	to	0.30%	3.53%	to	3.53%
2015	141	$14.30	to	$14.30	$2,015	1.77%	0.30%	to	0.30%	6.00%	to	6.00%
MFS VIT Total Return Bond Portfolio
2019	1,832	$17.02	to	$24.03	$35,037	3.25%	0.30%	to	2.05%	7.69%	to	9.59%
2018	1,787	$15.95	to	$21.93	$31,518	3.12%	0.30%	to	2.05%	(3.29)%	to	(1.63)%
2017	1,510	$16.49	to	$22.29	$27,388	3.03%	0.30%	to	2.05%	2.13%	to	3.87%
2016	1,290	$16.15	to	$21.46	$22,887	3.93%	0.30%	to	2.05%	1.95%	to	3.70%
2015	1,060	$15.84	to	$20.70	$18,177	3.36%	0.30%	to	2.05%	(2.55)%	to	(0.88)%
MFS VIT Utilities Portfolio
2019	11	$37.66	to	$37.66	$431	4.87%	0.30%	to	0.30%	24.43%	to	24.43%
2018	3	$30.27	to	$30.27	$93	0.80%	0.30%	to	0.30%	0.51%	to	0.51%
2017	4	$30.11	to	$30.11	$124	3.61%	0.30%	to	0.30%	14.15%	to	14.15%
2016	7	$26.38	to	$26.38	$194	4.84%	0.30%	to	0.30%	10.90%	to	10.90%
2015	14	$23.79	to	$23.79	$341	4.97%	0.30%	to	0.30%	(15.01)%	to	(15.01)%
PIMCO VIT All Asset Portfolio
2019	17,569	$13.71	to	$21.95	$308,198	2.91%	0.30%	to	3.40%	8.21%	to	11.56%
2018	19,782	$12.67	to	$19.68	$315,960	3.12%	0.30%	to	3.40%	(8.54)%	to	(5.69)%
2017	22,983	$13.84	to	$20.87	$395,072	4.59%	0.30%	to	3.40%	9.81%	to	13.20%
2016	25,488	$12.60	to	$18.43	$392,444	2.62%	0.30%	to	3.40%	9.21%	to	12.59%
2015	27,802	$11.53	to	$16.37	$386,197	3.19%	0.30%	to	3.40%	(11.99)%	to	(9.26)%
PIMCO VIT Balanced Allocation Portfolio
2019	6,660	$11.39	to	$12.21	$79,383	2.15%	1.15%	to	2.05%	16.59%	to	17.65%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	7,323	$9.77	to	$10.38	$74,432	1.29%	1.15%	to	2.05%	(7.51)%	to	(6.67)%
2017	8,045	$10.56	to	$11.12	$87,877	0.71%	1.15%	to	2.05%	12.16%	to	13.18%
2016	8,764	$9.42	to	$9.82	$84,834	0.76%	1.15%	to	2.05%	0.85%	to	1.77%
2015	9,088	$9.34	to	$9.65	$86,696	1.41%	1.15%	to	2.05%	(3.07)%	to	(2.18)%
PIMCO VIT CommodityRealReturn Strategy Portfolio
2019	7,681	$4.60	to	$7.47	$41,546	4.47%	—%	to	3.40%	7.76%	to	11.43%
2018	8,058	$4.27	to	$6.71	$39,993	2.09%	—%	to	3.40%	(16.98)%	to	(14.13)%
2017	9,380	$5.14	to	$7.81	$55,600	11.25%	—%	to	3.40%	(1.20)%	to	2.15%
2016	10,042	$5.20	to	$7.64	$59,609	1.10%	—%	to	3.40%	11.36%	to	15.16%
2015	11,550	$4.67	to	$6.64	$60,787	4.61%	—%	to	3.40%	(28.15)%	to	(25.70)%
PIMCO VIT Dynamic Bond Portfolio
2019	15,799	$9.35	to	$12.45	$172,393	4.44%	—%	to	3.40%	1.53%	to	4.94%
2018	17,733	$9.21	to	$11.87	$187,198	2.82%	—%	to	3.40%	(2.27)%	to	1.03%
2017	20,705	$9.42	to	$11.75	$219,757	1.71%	—%	to	3.40%	1.61%	to	5.01%
2016	21,704	$9.27	to	$11.19	$222,561	1.74%	—%	to	3.40%	1.34%	to	4.74%
2015	22,055	$9.15	to	$10.68	$219,313	3.38%	—%	to	3.40%	(4.88)%	to	(1.69)%
PIMCO VIT Emerging Markets Bond Portfolio
2019	4,961	$15.50	to	$33.32	$95,266	4.44%	—%	to	3.40%	11.01%	to	14.80%
2018	6,200	$13.95	to	$29.48	$105,980	4.13%	—%	to	3.40%	(7.89)%	to	(4.73)%
2017	7,595	$15.14	to	$31.43	$139,054	5.09%	—%	to	3.40%	6.28%	to	9.89%
2016	8,810	$14.24	to	$29.04	$149,604	5.27%	—%	to	3.40%	9.61%	to	13.34%
2015	9,927	$12.98	to	$26.03	$151,518	5.30%	—%	to	3.40%	(5.47)%	to	(2.25)%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2019	4,116	$10.26	to	$16.65	$51,561	2.46%	—%	to	3.40%	2.63%	to	6.13%
2018	4,631	$9.99	to	$15.69	$55,781	6.16%	—%	to	3.40%	(7.37)%	to	(4.20)%
2017	5,589	$10.78	to	$16.38	$71,855	1.94%	—%	to	3.40%	5.11%	to	8.63%
2016	6,231	$10.25	to	$18.02	$75,178	1.51%	—%	to	3.40%	0.67%	to	4.04%
2015	6,853	$10.19	to	$17.59	$81,007	1.84%	—%	to	3.40%	(7.15)%	to	(4.03)%
PIMCO VIT Global Core Bond (Hedged) Portfolio
2019	8,493	$8.76	to	$10.48	$85,815	2.21%	1.15%	to	3.40%	4.49%	to	6.66%
2018	10,384	$8.39	to	$9.82	$98,630	1.68%	1.15%	to	3.40%	(2.15)%	to	(0.11)%
2017	10,197	$8.75	to	$9.83	$97,634	1.43%	1.15%	to	3.40%	1.32%	to	3.10%
2016	9,851	$8.58	to	$9.54	$91,724	1.69%	1.15%	to	3.40%	3.63%	to	5.57%
2015	9,644	$8.20	to	$9.03	$85,445	1.99%	1.15%	to	3.40%	(8.02)%	to	(6.11)%
PIMCO VIT Global Managed Asset Allocation Portfolio
2019	10,450	$10.81	to	$15.13	$133,161	2.15%	—%	to	3.40%	13.26%	to	17.06%
2018	12,168	$9.67	to	$12.93	$134,729	1.70%	—%	to	3.40%	(8.45)%	to	(5.46)%
2017	14,339	$10.56	to	$13.67	$170,774	2.20%	—%	to	3.40%	10.50%	to	14.08%
2016	16,198	$9.55	to	$11.98	$172,105	2.40%	—%	to	3.40%	0.76%	to	4.04%
2015	19,143	$9.39	to	$11.52	$198,490	1.66%	—%	to	3.40%	(3.38)%	to	(0.14)%
PIMCO VIT High Yield Portfolio
2019	23,360	$16.84	to	$33.42	$560,228	4.96%	—%	to	3.40%	10.97%	to	14.75%
2018	27,588	$15.17	to	$29.12	$586,686	5.10%	—%	to	3.40%	(5.88)%	to	(2.65)%
2017	32,146	$16.12	to	$29.92	$712,987	4.88%	—%	to	3.40%	3.12%	to	6.63%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2016	35,232	$15.63	to	$28.06	$743,025	5.22%	—%	to	3.40%	8.78%	to	12.48%
2015	35,057	$14.37	to	$24.94	$666,629	5.27%	—%	to	3.40%	(4.89)%	to	(1.64)%
PIMCO VIT Long-Term U.S. Government Portfolio
2019	176	$24.75	to	$38.21	$5,112	1.97%	—%	to	2.60%	10.65%	to	13.00%
2018	30	$23.04	to	$28.61	$774	2.38%	—%	to	2.60%	(4.56)%	to	(3.50)%
2017³	12	$26.25	to	$29.64	$324	1.46%	—%	to	2.60%	4.79%	to	5.25%
PIMCO VIT Low Duration Portfolio
2019	448	$19.33	to	$19.33	$8,661	2.74%	0.30%	to	0.30%	3.72%	to	3.72%
2018	291	$18.63	to	$18.63	$5,415	1.97%	0.30%	to	0.30%	0.04%	to	0.04%
2017	119	$18.63	to	$18.63	$2,217	1.38%	0.30%	to	0.30%	1.05%	to	1.05%
2016	278	$18.43	to	$18.43	$5,121	1.50%	0.30%	to	0.30%	1.10%	to	1.10%
2015	122	$18.23	to	$18.23	$2,216	3.39%	0.30%	to	0.30%	0.01%	to	0.01%
PIMCO VIT Real Return Portfolio
2019	19,087	$11.55	to	$22.11	$284,537	1.65%	—%	to	3.40%	4.92%	to	8.45%
2018	22,224	$11.00	to	$20.70	$311,183	2.49%	—%	to	3.40%	(5.40)%	to	(2.20)%
2017	26,057	$11.63	to	$21.50	$379,635	2.37%	—%	to	3.40%	0.30%	to	3.66%
2016	28,691	$11.60	to	$21.07	$410,286	2.28%	—%	to	3.40%	1.68%	to	5.20%
2015	30,107	$11.61	to	$20.34	$415,245	3.96%	—%	to	3.40%	(5.96)%	to	(2.71)%
PIMCO VIT StocksPLUS Global Portfolio
2019	17,175	$6.60	to	$17.50	$244,261	1.53%	0.30%	to	3.40%	23.32%	to	27.14%
2018	19,341	$5.29	to	$13.76	$219,308	1.52%	0.30%	to	3.40%	(13.70)%	to	(11.01)%
2017	22,407	$6.06	to	$15.47	$292,155	3.33%	0.30%	to	3.40%	19.01%	to	22.62%
2016	25,558	$5.04	to	$12.61	$277,104	5.08%	0.30%	to	3.40%	4.25%	to	7.43%
2015	29,644	$4.78	to	$11.74	$302,739	4.98%	0.30%	to	3.40%	(11.97)%	to	(9.29)%
PIMCO VIT Total Return Portfolio
2019	40,947	$14.10	to	$29.31	$836,413	3.02%	—%	to	3.40%	4.80%	to	8.37%
2018	46,010	$13.45	to	$27.04	$881,868	2.54%	—%	to	3.40%	(3.82)%	to	(0.53)%
2017	51,931	$13.97	to	$27.19	$1,018,136	2.02%	—%	to	3.40%	1.47%	to	4.92%
2016	56,159	$13.77	to	$25.91	$1,066,912	2.08%	—%	to	3.40%	(0.70)%	to	2.68%
2015	59,233	$13.86	to	$25.24	$1,112,265	4.91%	—%	to	3.40%	(2.86)%	to	0.45%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
2019	15	$15.39	to	$15.39	$228	2.10%	0.30%	to	0.30%	15.17%	to	15.17%
2018	15	$13.36	to	$13.36	$199	1.70%	0.30%	to	0.30%	(7.53)%	to	(7.53)%
2017	5	$14.45	to	$14.45	$65	0.76%	0.30%	to	0.30%	13.48%	to	13.48%
2016	16	$12.73	to	$12.73	$202	0.91%	0.30%	to	0.30%	(0.77)%	to	(0.77)%
2015	22	$12.83	to	$12.83	$277	0.66%	0.30%	to	0.30%	(5.72)%	to	(5.72)%
RCM Dynamic Multi-Asset Plus VIT Portfolio
2019	1,767	$10.94	to	$11.39	$19,793	1.51%	1.15%	to	2.05%	14.02%	to	15.00%
2018	2,218	$9.60	to	$9.90	$21,702	1.43%	1.15%	to	2.05%	(8.15)%	to	(7.35)%
2017	1,953	$10.45	to	$10.69	$20,702	1.90%	1.15%	to	2.05%	12.63%	to	13.60%
2016	1,049	$9.27	to	$9.41	$9,815	0.72%	1.15%	to	2.05%	1.22%	to	2.09%
2015¹	619	$9.16	to	$9.22	$5,697	—%	1.15%	to	2.05%	(8.35)%	to	(7.82)%
T. Rowe Price Blue Chip Growth Portfolio
2019	116	$50.04	to	$50.04	$5,813	—%	0.30%	to	0.30%	29.19%	to	29.19%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	75	$38.74	to	$38.74	$2,919	—%	0.30%	to	0.30%	1.34%	to	1.34%
2017	71	$38.22	to	$38.22	$2,695	—%	0.30%	to	0.30%	35.42%	to	35.42%
2016	84	$28.22	to	$28.22	$2,372	—%	0.30%	to	0.30%	0.24%	to	0.24%
2015	101	$28.16	to	$28.16	$2,849	—%	0.30%	to	0.30%	10.47%	to	10.47%
T. Rowe Price Equity Income Portfolio
2019	41	$32.19	to	$32.19	$1,320	1.97%	0.30%	to	0.30%	25.67%	to	25.67%
2018	56	$25.61	to	$25.61	$1,438	1.80%	0.30%	to	0.30%	(9.96)%	to	(9.96)%
2017	57	$28.45	to	$28.45	$1,628	1.58%	0.30%	to	0.30%	15.38%	to	15.38%
2016	54	$24.65	to	$24.65	$1,335	2.04%	0.30%	to	0.30%	18.50%	to	18.50%
2015	69	$20.81	to	$20.81	$1,441	1.54%	0.30%	to	0.30%	(7.38)%	to	(7.38)%
T. Rowe Price Health Sciences Portfolio
2019	13	$91.53	to	$91.53	$1,194	—%	0.30%	to	0.30%	28.24%	to	28.24%
2018	16	$71.37	to	$71.37	$1,113	—%	0.30%	to	0.30%	0.55%	to	0.55%
2017	17	$70.98	to	$70.98	$1,233	—%	0.30%	to	0.30%	26.93%	to	26.93%
2016	18	$55.92	to	$55.92	$997	—%	0.30%	to	0.30%	(10.98)%	to	(10.98)%
2015	35	$62.82	to	$62.82	$2,213	—%	0.30%	to	0.30%	12.13%	to	12.13%
Templeton Global Bond VIP Fund
2019	12,315	$26.04	to	$73.63	$555,889	7.08%	—%	to	3.40%	(1.35)%	to	2.01%
2018	13,706	$27.38	to	$72.17	$616,889	—%	—%	to	3.40%	(1.39)%	to	1.94%
2017	16,014	$27.76	to	$70.80	$718,124	—%	—%	to	3.40%	(1.37)%	to	1.93%
2016	17,662	$28.15	to	$69.46	$784,007	—%	—%	to	3.40%	(0.40)%	to	2.94%
2015	18,520	$28.26	to	$67.48	$808,810	7.89%	—%	to	3.40%	(7.41)%	to	(4.30)%
Templeton Growth VIP Fund
2019	8,939	$21.17	to	$45.33	$233,321	2.82%	0.30%	to	3.40%	11.36%	to	14.81%
2018	9,815	$19.00	to	$39.49	$224,433	2.04%	0.30%	to	3.40%	(17.67)%	to	(15.11)%
2017	11,514	$23.07	to	$46.51	$320,196	1.69%	0.30%	to	3.40%	14.61%	to	18.15%
2016	13,230	$20.12	to	$39.37	$318,160	2.11%	0.30%	to	3.40%	6.01%	to	9.29%
2015	15,403	$18.97	to	$36.02	$345,140	2.65%	0.30%	to	3.40%	(9.57)%	to	(6.77)%

[1] Period from April 27, 2015 (fund commencement) to December 31, 2015
[2] Period from October 14, 2016 (fund commencement) to December 31, 2016
[3] Period from May 1, 2017 (fund commencement) to December 31, 2017
[4] Period from October 16, 2017 (fund commencement) to December 31, 2017

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the Variable Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated, based on the products available to the contractholders. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units such as the contract maintenance charges and rider charges for the optional benefits Investment Protector and Income Protector, the account fee for the Income Advantage Account, and expenses of the underlying funds are excluded. Mortality and expense risk and administrative charges for all funds in annuitized contracts are excluded from the expense ratio.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2019

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the Variable Account for products held at the time by contractholders. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Funds with a date notation, as shown below, indicate the effective date of that fund in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and are not annualized.

**** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2019, 2018, 2017, 2016 and 2015, are $9,974, $9,248, $9,476, $9,453 and $10,379, respectively.
(7) Subsequent Events
No material subsequent events have occurred since December 31, 2019 through March 25, 2020, the date at which the financial statements were issued, that would require adjustment to the financial statements. In the first half of 2020, sales of the products Allianz Connections and Allianz Vision will be discontinued.

As a result of the COVID-19 pandemic, economic uncertainties have arisen which are likely to negatively impact the Variable Account’s net assets. The extent to which the COVID-19 pandemic impacts the net assets will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

PART C - OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 21 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.

1.	Report of Independent Auditors, PricewaterhouseCoopers, LLP and KPMG LLP
2.	Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus – December 31, 2019 and 2018
3.	Statutory Statements of Operations – Years ended December 31, 2019, 2018, and 2017
4.	Statutory Statements of Capital and Surplus – Years ended December 31, 2019, 2018, and 2017
5.	Statutory Statements of Cash Flows – Years ended December 31, 2019, 2018, and 2017
6.	Notes to the Statutory Financial Statements and Schedules – December 31, 2019, 2018, and 2017
The following financial statements of the Variable Account are included in Part B of this registration statement.
1.	Report of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP
2.	Statements of Assets and Liabilities – December 31, 2019
3.	Statements of Operations – For the year or periods ended December 31, 2019
4.	Statements of Changes in Net Assets – For the years or periods ended December 31, 2019 and 2018
5.	Notes to the Financial Statements and the financial highlights for each of the years or periods in the five-year period then ended – December 31, 2019

b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996.
 (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99B3b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public incorporated by reference as exhibit EX-99.B3.b. from the Initial Registration Statement to Registrant's Form N-4 (file Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.
The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity Contract - L40432 incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

b.
Contract Schedule Page - S40252AA incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No.4 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 27, 2006.

c.
GAV Benefit Endorsement - S40253 incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

d.
Fixed Account with a MVA Endorsement - S40709-2A incorporated by reference as exhibit EX-99.B4.d. from Pre-Effective Amendment No.4 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 27, 2006.

e.
Traditional GMDB Endorsement - S40251 incorporated by reference as exhibit EX-99.B4.d. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

f.
Enhanced GMDB Endorsement - S40250 incorporated by reference as exhibit EX-99.B4.e. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

g.
GMIB Endorsement - S40258 incorporated by reference as exhibit EX-99.B4.f. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

h.
Increased Annuity Payment Benefit Endorsement - S20220 incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

i.
Waiver of Withdrawal Charge Endorsement - S40255 incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 25, 2003.

j.
GWB Endorsement - S40254 incorporated by reference as exhibit EX-99.B4.i. from Post-Effective Amendment No.3 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 27, 2005.

k.
Inherited IRA/Roth IRA Endorsement - S40713 incorporated by reference as exhibit EX-99.B4.j. from Post-Effective Amendment No.3 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 27, 2005.

l.
MVA Amendment Endorsement - S40740 incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 23, 2007.

5.	a.
Application for Individual Variable Annuity Contract - F40429 incorporated by reference as exhibit EX-99.B5. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

d.
Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	f.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

g.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 9/3/2015, incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

h.
Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

i.	-
Amendments to Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 8/7/02, 10/16/06 incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

j.
Disribution/12 b-1 Letter Agreement between Dreyfus Service Corporation and USAllianz Investor Services, LLC (predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

k.
Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002 incorporated by reference as exhibit EX-99.H18 from Post-Effective Amendment No. 3 to Registrant's Allianz Life Variable Account A's Form N-6 (File Nos. 333-102332 and 811-04965), electronically filed on January 6, 2003.

l.	-
Amendment to Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

m.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

n.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

o.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on August 21, 2012.

p.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

q.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

r.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

s.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016..

t.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

u.
Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

v.	-
Amendment to Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00 incorporated by reference as exhibit EX-99.B8.r. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

w.	-
Amendment to the Letter of Understanding of the Administrative Support Service Agreement and between OppenheimerFunds Distributor, Inc. and Allianz Life Insurance Company of North America, dated February 1, 2014, incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 17, 2014.

x.
Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed December 30, 1999.

y.	-
Amendments to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04, 4/29/05, 5/1/06 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

z.	-
Amendment to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated February 1, 2014, incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 17, 2014.

aa.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America dated 9/1/2015 incorporated by reference as exhibit EX-99.B8.aa. from Post-Effective Amendment No. 17 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 19, 2016.

ab.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

ac.	-
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

ad.	-
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

ae.	-
Amendment  dated September 1, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on January 28, 2013.

af.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ag.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

ah.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ai.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed December 30, 1999.

aj.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ak.	-
Amendment dated May 1, 2011 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

al.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

am.	-
Amendment dated September 1, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on January 28, 2013.

an.	-
Amendments to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between PIMCO Variable Insurance Trust, PIMCO Equity Series VI, PIMCO Investments LLC, and Allianz Life Insurance Company of North America, dated 10/12/2015, incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

ao.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America dated December 4, 2009 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 9 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

ap.
Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

aq.	-
Amendment to Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 9/9/2002 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ar.
Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services, LLC, dated 12/15/2000 incorporated by reference as exhibit EX-99.B8.k. from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 15, 2000.

as.
Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated 12/16/1999 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

at.
Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.j. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed December 30, 1999.

	au.	-
Amendments to Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06 incorporated by reference as exhibit EX-99.B8.ad. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

9.*	Opinion and Consent of Counsel, filed herewith
10.*	Consent of Independent Registered Public Accounting Firms, PricewaterhouseCoopers, LLP and KPMG LLP, filed herewith
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney- White, Gaumond, Hunt, Clark, Frank, Walker, Herken, incorporated by reference as exhibit EX-99.B13.a. from Post-Effective Amendment to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.

	b.*	Power of Attorney, Howard E. Woolley, filed herewith.

*	Filed herewith
**	To be filed by amendment

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
William E. Gaumond	Director, Senior Vice President, Chief Financial Officer, and Treasurer
Eric J. Thomes	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, General Counsel, and Secretary
Todd M. Hedtke	Senior Vice President, Chief Investment Officer
Catherine A. Mahone	Senior Vice President, Chief Administrative Officer
Brent M. Hipsher	Vice President, Controller and Assistant Controller
Jenny L. Guldseth	Senior Vice President, Chief Human Resources Officer
Jasmine M. Jirele	Senior Vice President, Chief Growth Officer
Jacqueline Hunt Allianz SE Königinstraße 28 80802 München Germany	Director and Board Chair
Udo Frank 47628 Todd Eymann Road Miramonte, CA 93641	Director
Howard E. Woolley 610 Brookes Ridge Court Bethesda, MD 20816	Director
Kevin E. Walker 14092 N. Bright Angel Trail Marana, AZ 85658	Director
Anna Sophie Herken Allianz Asset Management GmbH Seidlstrasse 24-24a Munich, Germany 80335	Director
The following are the Officers and Directors of the Company:
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 21 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of August 31, 2020, there were 9,123 qualified and 4,914 non-qualified Allianz High Five Contract Owners with Contracts in the Separate Account.
ITEM 28. INDEMNIFICATION
Indemnification provision, as required by the ’33 Act, Rule 484
The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

(i) a director of the Corporation; or
(ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or

	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
Allianz Funds
The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
Name	Positions and Offices with Underwriter
Corey Walther	Governor and President
Eric J. Thomes	Governor, Chief Executive Officer, and Chief Manager
Catherine A. Mahone	Governor
William E. Gaumond	Governor
Rebecca Wysocki	Chief Financial Officer and Treasurer
Matthew C. Dian	Vice President, Chief Compliance Officer
Kristine M. Lord-Krahn	Chief Legal Officer and Secretary
Tracy M. Haddy	Assistant Secretary
Nicole D. Van Walbeek	Assistant Secretary

For the period 1-1-2019 to 12-31-2019
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$284,788,589.36	$0	$0	$0

The $284,788,589.36 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of October, 2020.
ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)

By: Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: WALTER R. WHITE(1)
Walter R. White
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th of October, 2020.

Signature	Title
Walter R. White(1)	Director, President & Chief Executive Officer
Jacqueline Hunt(1)	Director and Board Chair
Udo Frank(1)	Director
William E. Gaumond(1)	Director, Senior Vice President, Chief Financial Officer and Treasurer (principal accounting officer)
Kevin E. Walker(1) Anna Sophie Herken(1)	Director Director
Howard E. Woolley (2)	Director
(1)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.a. from Post-Effective Amendment to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.

(2)	By Power of Attorney, filed herewith.

By: Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 24
TO FORM N-4
(FILE NOS. 333-90260 AND 811-05816)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10	Consent of Independent Registered Public Accounting Firms, PricewaterhouseCoopers, LLP and KPMG LLP
EX-99.B13b	Power of Attorney, Howard E. Woolley